UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-164118

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-04460

Amendment No. 160	☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)
(Formerly Issued by Nationwide Life Insurance Company of America)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Name and Address of Agent for Service:

Robert W. Horner, III Vice President and Secretary One Nationwide Plaza, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering	May 1, 201 1

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 201 1 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Options

INDIVIDUAL MODIFIED PREMIUM VARIABLE LIFE INSURANCE POLICY
ISSUED BY
NATIONWIDE LIFE INSURANCE COMPANY
Service Center: 5100 Rings Road, RR1-04-D4, Dublin, Ohio 43017
Corporate Headquarters: One Nationwide Plaza, Columbus, Ohio 43215
Telephone: (800) 688-5177
Prospectus: May 1, 201 1
This Prospectus describes an individual modified premium variable life insurance policy (the "Policy") originally offered by Nationwide Life Insurance Company of America ("NLICA").  The Policy has an insurance component and an investment component.  The primary purposes of the Policy are to provide insurance coverage for the lifetime of the Insured and to lessen the economic loss resulting from the Insured's death.  The Policy provides the policyowner (the "Owner") with flexibility as to premium payments subject to certain required premiums and the ability to choose among investment alternatives with different investment objectives.  The Policies were sold on a continuous basis until December 31, 2008 , by licensed insurance agents in those states where the Policies could lawfully be sold.  Beginning January 1, 2009 , no new Policies will be sold, but agents may continue to accept additional premium on existing Policies.

Effective following the close of business on December 31, 2009, Nationwide Life Insurance Company of America ("NLICA") merged with and into Nationwide Life Insurance Company ("NLIC").  Upon consummation of the merger, NLICA's separate corporate existence ceased by operation of law, and NLIC assumed legal ownership of all of the assets of NLICA, including the separate accounts funding the flexible premium adjustable survivorship variable life insurance policies (each a "Policy") formerly issued by NLICA, and the assets of those separate accounts.  As a result of the merger, NLIC became responsible for all liabilities and obligations of NLICA, including those created under the Policies; and the separate account that funds the benefits for your Policy, became a separate account of NLIC.  The Policies have thereby become variable life insurance policies funded by a separate account of NLIC, and each Policy Owner has become a Policy Owner of NLIC.

Please note:  The merger will not affect your rights under the Policy; there are no income tax consequences for you as a result of the merger; and you will not be charged any additional fees or expenses as a result of the merger.

Before January 1, 2010, the Policies were issued by NLICA, at that time a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC").  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Also, as a part of the sponsored demutualization, the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Nationwide Life Insurance Company ("NLIC") is a stock life insurance company organized under Ohio law in March, 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  NLIC provides life insurance, annuities and retirement products.  NLIC is a wholly owned subsidiary of NFS.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of Nationwide Mutual Insurance Company.

After certain deductions are made, Net Premiums are allocated to the Nationwide Provident VLI Separate Account 1 (the "Separate Account").  The Separate Account is divided into subaccounts (the "Subaccounts"), which invest in shares of a designated corresponding investment p ortfolio ("Portfolio") that is part of one of the mutual fund companies (the "Funds") listed below (see "Appendix B: Portfolio Information") .   For more information refer to the Fund's prospectus.

•	Alger Portfolios

•	Fidelity Variable Insurance Products Fund

•	MFS® Variable Insurance Trust II

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	PIMCO Variable Insurance Trust

•	Van Eck V IP Trust

The Owner bears the entire investment risk; there is no guaranteed minimum value.

The accompanying prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios.  The Cash Value will reflect monthly deductions and certain other fees and charges.  Also, a surrender charge may be imposed if, during the first 9 Policy Years the Policy lapses.  Generally, the Policy will remain in force as long as the scheduled premium payments are made.  If the "Special Premium Payment Provision" is in effect, the Owner will not have to pay the scheduled premiums to keep the Policy in force.

The Owner should consider the Policy in conjunction with other insurance he or she owns.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

This prospectus must be accompanied or preceded by current prospectuses for the Funds.  Please read this prospectus carefully and retain it for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this Policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.  The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy or policy values.  Neither the Federal Deposit Insurance Corporation nor any Federal agency insures or guarantees policy values or an Owner's investment in the Policy.

You should read your Policy along with this prospectus.

Table of Contents
Page
Policy Benefits/Risks Summary	1
Policy Benefits	1
The Death Benefit
Transfers
Loan Privilege
Withdrawal of Excess Net Cash Value
Surrender of the Policy
Accelerated Death Benefit
Personalized Illustrations
Policy Risks	2
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks	3
Fee Table	4
The Policy	8
The Company, Separate Account and Funds	8
The Company
The Separate Account
The Funds
Additional Information About the Funds and Portfolios
Addition, Deletion, or Substitution of Investments
Detailed Description of Policy Provisions	10
Death Benefit
Cash Value
Payment and Allocation of Premiums
Disruptive Trading
Transfers of Cash Value
Policy Duration
Options on Lapse
Exchange Privilege
Loan Privilege
Withdrawal of Excess Cash Value
Surrender Privilege
Charges and Deductions	20
Premium Expense Charge
Surrender Charges
Monthly Deductions
Mortality and Expense Risk Charge
Transfer Charge
Short-Term Trading Fees
Loan Interest Charge
Charge for Income Taxes
Guarantee of Certain Charges
Other Charges
Ownership and Beneficiary Rights	24
Modifying the Policy	24
Telephone, Fax, and E m ail Requests	24
Dividends	24
Supplementary Benefits	25

Table of Contents (continued)
Page
Federal Income Tax Considerations	25
Introduction
Tax Status of the Policy
Tax Treatment of Policy Benefits
In General
Modified Endowment Contracts
Distributions from Modified Endowment Contracts
Distributions from Policies that are not Modified Endowment Contracts
Multiple Policies
Policy Loans
Business Uses of the Policy
Tax Shelter Regulations
Withholding
Alternative Minimum Tax
Continuation of Policy Beyond Age 100
Other Policy Owner Tax Matter
Possible Tax Law Changes
Special Rules for Pension and Profit-Sharing Plans
Special Rules for 403(b) Arrangements
Foreign Tax Credits
Accelerated Death Benefit Rider
Other Supplemental Benefits and Riders
Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers
Split Dollar Arrangements
Voting Rights	28
Distribution of Policies	29
Policy Pricing
Information on Portfolio Payments
State Variations	30
Legal Proceedings	31
Financial Statements	34
Definitions	35
Appendix A – Calculation of Net Investment Factor and Cash Value of the Policy	37
Appendix B – Portfolio Information	38

POLICY BENEFITS/RISKS SUMMARY

The Policy is an individual modified premium variable life insurance policy.  The Policy is built around its Cash Value.  The Cash Value will increase or decrease depending on the investment performance of the Subaccounts, the premiums the Owner pays, the Policy fees and charges NLIC deducts, and the effect of any Policy transactions (such as transfers, withdrawal of excess Cash Value, and loans).  NLIC does not guarantee any minimum Cash Value.  The Owner could lose some or all of his or her money.

This summary describes the Policy's important benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Definitions at the end of the prospectus defines certain words and phrases used in this prospectus.

POLICY BENEFITS

The Death Benefit

As long as the Policy remains in force, NLIC will pay the Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured.  The Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.  So long as the required scheduled premiums are paid, the Death Benefit will not be less than the applicable Guaranteed Minimum Death Benefit.

The Death Benefit is the greatest of:

(1)	the applicable Guaranteed Minimum Death Benefit for the Policy;

(2)	the Face Amount of the Policy plus the amount by which the Cash Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or

(3)	the Cash Value on the date of death times the Death Benefit Factor for the Insured's sex (if applicable), Attained Age, and Premium Class.

There are two Death Benefit options under the Policy – the Basic Death Benefit Option and the Increasing Death Benefit Option (the Increasing Death Benefit Option is subject to certain availability restrictions).  The applicable Guaranteed Minimum Death Benefit depends upon which Death Benefit the owner chooses.  Under each of the Death Benefit options, the Guaranteed Minimum Death Benefit is as follows:

Basic Death Benefit Option:	the Face Amount of the Policy;
Increasing Death Benefit Option:	the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death.

The Owner chooses at the time of application one of the two Death Benefit options.  NLIC will not issue the Policy until the Owner has elected a Death Benefit option.  If the Policy is issued with the Basic Death Benefit Option, the Owner may change to the Increasing Death Benefit Option only during the first Policy Year.  If the Increasing Death Benefit Option is chosen, the Owner may not change to the Basic Death Benefit Option.  A change in Death Benefit option may have tax consequences.

Transfers

The Owner may transfer Cash Value between and among the Subaccounts.  We charge $25 for the 5th and each additional transfer during a Policy Year.  Transfers between and among the Subaccounts are made as of the date NLIC receives the request.  NLIC requires a minimum amount of $100 for each such transfer (see "Transfers of Cash Value").  We may restrict the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Loan Privilege

The Owner may obtain Policy loans in a minimum amount of $300 (or such lesser minimum as may be required in a particular state), unless used to pay a scheduled premium.  Total Policy loans may not exceed (1) for Policy Years 1 through 3, 75% of the cash surrender value (Cash Value less any applicable Surrender Charge); and (2) for Policy Years 4 and thereafter, 90% of the cash surrender value.  For Policies issued to Virginia residents, the policy loan available in all years will be 90% of the cash surrender value.

At the time of the application for the Policy, the Owner must elect one of two Policy loan interest rate options – either a fixed 8% rate per year or variable rate which will not exceed the greater of 5½% per year or the Corporate Monthly Bond Yield Average as published by Moody's Investors Service, Inc.

If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary.  NLIC transfers Cash Value in an amount equal to the loan to NLIC's General Account where it becomes collateral for the loan.  The transfer is made pro-rata from each Subaccount.  This collateral earns interest at an effective annual rate of 1.5% less than the annual rate then being charged for loans (see "Loan Privilege").

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Depending upon the investment performance of the Subaccounts, and the amounts borrowed, loans may cause a Policy to Lapse.  Lapse of the Policy with outstanding loans may result in adverse tax consequences (see "Tax Treatment of Policy Benefits").

Withdrawal of Excess Net Cash Value

If the cash surrender value (Cash Value less any applicable Surrender Charge) of the Policy exceeds an amount called the Withdrawal Single Premium (which is the Attained Age net single premium for the Face Amount of the Policy) the Owner may be able to withdraw such excess Cash Value out of the Policy, subject to certain conditions.  A withdrawal will reduce the Death Benefit, but not below the Guaranteed Minimum Death Benefit (see "Withdrawal of Excess Cash Value").  A withdrawal may have tax consequences.

Surrender of the Policy

The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value (see "Surrender Privilege").  A surrender may have tax consequences.

Accelerated Death Benefit

Under the Accelerated Death Benefit Rider, an Owner may receive, at his or her request and upon approval by NLIC, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility.  NLIC will deduct an administrative charge from the accelerated death benefit at the time it is paid (see "Accelerated Death Benefit").  The Federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Personalized Illustrations

Owners will receive personalized illustrations that reflect their own particular circumstances.  These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help Owners compare the Policy to other life insurance policies.  These illustrations also show the value of premiums accumulated with interest and demonstrate that the Cash Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years.  Therefore, an Owner should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Cash Value.

POLICY RISKS

Investment Risk

Because the Owner invests Cash Value in one or more Subaccounts, he or she will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease.  In addition, NLIC deducts policy fees and charges from the Cash Value, which can significantly reduce the Cash Value.  During times of poor investment performance, this deduction will have an even greater impact on the Cash Value.  The Owner could lose everything he or she invests and the Policy could lapse without value, unless the Owner pays the scheduled premiums under the Policy.

Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective.  This disruption to the Subaccount trading may result in lower investment performance and cash value.  We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  NLIC may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Lapse

If the Owner does not pay a scheduled premium (after the first scheduled premium) by its due date, the Policy may enter a 61-day Grace Period, beginning from the payment due date.  If the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid scheduled premium was due.  The Policy generally will not lapse if: (1) scheduled premiums are paid on or before their due dates or within the Grace Period (even if the investment experience of the Subaccounts has been so unfavorable that there is no Cash Value); (2) the Special Premium Payment Provision is in effect (e.g., if the Cash Value exceeds a particular amount), so that the Owner is not required to pay scheduled premiums to keep the Policy in full force (see "Special Premium Payment Provision"); or (3) the Automatic Premium Loan provision is in effect, so that any scheduled premium that has not been paid by the end of the Grace Period will be paid by a Policy loan (see "Automatic Premium Loan").

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Tax Risks

NLIC anticipates that a Policy should generally be deemed a life insurance contract under federal tax law.  However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy.  An Owner of a Policy issued after October 20, 1988, may adopt certain self-imposed limitations on the amount of premiums paid for such a Policy which should cause the Policy to meet the definition of a life insurance contract.  Any Owner contemplating the adoption of such limitations should consult a tax advisor.  In addition, if the Owner elects the Accelerated Death Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  The Owner should consult a tax advis o r about these consequences.

Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policy Owner should not be deemed to be in constructive receipt of Cash Value under a Policy until there is a distribution from the Policy.  Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply (see "Federal Income Tax Considerations").

Under certain circumstances, a Policy issued or materially changed after June 20, 1988 , may be treated as a "Modified Endowment Contract."  If the Policy is a Modified Endowment Contract, then all pre-death distributions, including policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy.  In addition, prior to age 59½ any such distributions generally will be subject to a 10% penalty tax (see "Tax Treatment of Policy Benefits").

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax (see "Distributions from Policies Not Classified as Modified Endowment Contracts").

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for 9 Policy Years after the Policy Date.  It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years.  A prospective Owner should purchase the Policy only if he or she as the financial ability to keep it in force for a substantial period of time.  A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Cash Value in the near future.  NLIC designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.  A surrender or withdrawal of excess Cash Value may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Cash Value over time because NLIC subtracts the amount of the loan from the Subaccounts as collateral and holds it in NLIC's General Account.  This loan collateral does not participate in the investment performance of the Subaccounts.  NLIC reduces the amount it pays on the death of the Insured by the amount of any outstanding Policy loans and accrued interest.  A loan may have tax consequences.  In addition, if a Policy which is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.  There is no assurance that any Portfolio will achieve its stated investment objective.

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FEE TABLE

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy.  The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers Cash Value among the Subaccounts.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge1	Upon receipt of each premium payment	0-4% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge), depending on the Insured's state of residence	2.50% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Sales Charge	Upon receipt of each premium payment	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)	5.00% of each scheduled Base Premium or unscheduled premium (after deducting the premium processing charge)
Premium Processing Charge	Upon receipt of each premium payment	$1.00 from each premium payment	$1.00 from each premium payment
Maximum Deferred Surrender Charge:
Contingent Deferred Sales Charge2	Upon surrender or lapse during the first 9 Policy Years
During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)

During Policy Year 5, 9.00% of the lesser of: (1) the total premiums paid, less premium processing charges, to the date of surrender or lapse; or (2) the scheduled Base Premiums payable up to such date (or would have been payable up to such date if the Special Premium Payment Provision has been in effect)

Contingent Deferred Administrative Charge3	Upon surrender or lapse during the first 9 Policy Years	During Policy Years 1-5, $5.00 per $1,000 of Face Amount	During Policy Years 1-5, $5.00 per $1,000 of Face Amount
Short-Term Trading Fee4	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount
Transfer Fees5	Upon Transfer	$25 per transfer	$25 per transfer
Accelerated Death Benefit Rider	Upon invoking this rider	$250	$100

1 NLIC does not deduct a premium tax charge in jurisdictions that impose no premium tax.

2 Beginning in the 6th Policy Year, the Contingent Deferred Sales Charge decreases each Policy Year to 0% after the 9th Policy Year.

3 Beginning in the 6th Policy Year, the Contingent Deferred Administrative Charge decreases each Policy Year to $0 after the 9th Policy Year.

4 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account.  Subaccounts that may assess a Short-Term Trading Fee are identified in the "Appendix B: Portfolio Information" section of this prospectus.

5 We do not assess a transfer charge for the first 4 transfers each Policy Year.

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The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:6 Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $458.71 per $1,000 of Net Amount at Risk per month	$0.05 - $121.67 per $1,000 of Net amount at Risk per month
Charge for a male Insured, Attained Age 45, in the nonsmoker Premium Class	On Policy Date and monthly on Policy Processing Day	$0.28 per $1,000 of Net Amount at Risk per month	$0.25 per $1,000 of Net Amount at Risk per month
First Year Policy Charge7	On Policy Date and monthly on Policy Processing Day	$5.00	$5.00
Monthly Administration Charge	On Policy Date and monthly on Policy Processing Day	$3.25 plus $0.015 per $1,000 of Face Amount	$3.25 plus $0.015 per $1,000 of Face Amount
Minimum Death Benefit Guarantee Charge8	On Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit	$0.01 per $1,000 of the Guaranteed Minimum Death Benefit
Mortality and Expense Risk Charge	Daily	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested	Annual rate 0.60% of the average daily net assets of each Subaccount in which the Owner is invested
Loan Interest Charge9	On Policy Anniversary or earlier, as applicable10	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates	Fixed annual rate of 8.00% or a variable loan interest rate equal to the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates

6 Cost of Insurance Charges vary based on the Insured's Attained Age, sex, Premium Class, and Net Amount at Risk.  The Cost of Insurance Charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the guaranteed Cost of Insurance Charge applicable to the Policy, and more detailed information concerning the Owner's Cost of Insurance Charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLIC will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.

7 NLIC only deducts the First Year Policy Charge on the first 12 Policy Processing Days.

8 For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the Minimum Death Benefit Guarantee Charge is $0.50 per month.

9 The maximum guaranteed net cost of loans is 1.50% annually (after offsetting the interest NLIC guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate).

10 While a policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, Policy termination, or the Insured's death.

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Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges11
Accidental Death Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount

Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.80 - $3.60 per $1,000 of rider coverage amount

Charge for an Insured, Issue Age 32, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment	$0.91 per $1,000 of rider coverage amount added to each scheduled premium payment
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount

Annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount

Charge for an Insured, Issue Age 34, assuming monthly scheduled premium payments and the Special Premium Payment Provision is not in effect	Payable with the scheduled premium payment	$0.03 per $1,000 of Face Amount added to each scheduled premium payment	$0.03 per $1,000 of Face Amount added to each scheduled premium payment
Guaranteed Purchase Option Rider: Minimum and Maximum Charge	Payable with the scheduled premium payment If the Special Premium Payment Provision is in effect, on the Policy Processing Day a scheduled premium otherwise would be due
Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount

Annual rate of $0.68 - $2.60 per $1,000 of rider coverage amount added to each scheduled premium payment
If the Special Premium Payment Provision is in effect, an annual rate of $0.63 - $2.40 per $1,000 of rider coverage amount

11 Charges for the Accidental Death Benefit, Disability Waiver of Premium Benefit, and Guaranteed Purchase Option Riders may vary based on the Insured's Issue Age, Premium Class, premium mode, Face Amount, and rider coverage amount.  The rider charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the rider charges applicable to the Owner's Policy, and more detailed information concerning these rider charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLIC will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.

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Periodic Charges For Riders
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Charge for an Insured, Issue Age 0 assuming monthly scheduled premium payments, the Special Premium Payment Provision is not in effect and the Policy has the Disability Waiver of Premium Rider	Payable with the scheduled premium payment	$0.06 per $1,000 of rider coverage amount per month	$0.06 per $1,000 of rider coverage amount per month

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 20 10 , that an Owner will pay periodically during the time that he or she owns the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)	0.30%	1.37%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

7

THE POLICY

The Individual Modified Premium Variable Life Insurance Policy offered by this prospectus is issued by NLIC.  The Policy is similar in many ways to a fixed benefit life insurance policy.  This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.  As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured.  Also, like many fixed-benefit life insurance policies, the Policy will not lapse if scheduled premiums are paid and the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime.  As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects.  Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Cash Value will increase or decrease to reflect the investment performance of any Subaccounts to which Cash Value is allocated.  There is no guaranteed minimum Net Cash Surrender Value.  If scheduled premium payments are not made, then, after a Grace Period, the Policy will lapse without value (see "Policy Duration").  However, if the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force.  Generally, this provision will take effect when the Cash Value exceeds a particular amount (see "Special Premium Payment Provision").  If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax (see "Federal Income Tax Considerations").

The Policy is called "modified premium" because while there is a fixed schedule for premium payments, the Owner may, subject to certain restrictions, make additional unscheduled payments.

The Policy is designed to provide lifetime insurance benefits and long-term investment of Cash Value.  A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential.  It may not be advantageous to replace existing insurance coverage with the Policy.  In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

This Policy is issued for Insureds with Issue Ages 0-85.  The benefits described in the Policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We reserve the right to reject any application for any reason permitted by law.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.  The minimum Face Amount is $50,000.  We reserve the right to modify the minimum Face Amount on a prospective basis to newly issued policies at any time. NLIC offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect the Owner's Subaccount performance and Cash Value.  To obtain more information about these other policies, contact NLIC's Service Center or the Owner's agent.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

THE COMPANY, SEPARATE ACCOUNT AND FUNDS

The Company

Nationwide Life Insurance Company ("NLIC") is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.

NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of Nationwide Mutual Insurance Company.

Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of NFS.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC").  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Effective following the close of business on December 31, 2009, NLICA merged with and into NLIC, and NLIC was the surviving company.

8

The Separate Account

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLIC may issue.  The Separate Account was originally established under Delaware law.  Upon closure of the merger of NLICA into NLIC on December 31, 2009, the Separate Account became subject to, and will be operated in compliance with, Ohio law.

The assets of the Separate Account are owned by NLIC.  However, these assets are held separate from other assets and are not part of NLIC's General Account.  NLIC is obligated to pay all benefits under the Policies.  The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLIC may conduct.  NLIC may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Cash Value allocated to the Separate Account under the Policies).  The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLIC.  NLIC may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company.  Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC.  The Separate Account meets the definition of a "Separate Account" under federal securities laws.  The Separate Account has Subaccounts which each invest exclusively in Portfolios of one of the Funds. NLIC reserves the right to make structural and operational changes affecting the Separate Account (see "Addition, Deletion, or Substitution of Investments").

NLIC does not guarantee any money that the Owner places in the Subaccounts.  The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio.  The Owner could lose some or all of his or her money.

The Funds

Each of the Funds offered in this Policy is registered with the SEC under the 1940 Act as an open-end management investment company.  The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios.  The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies.  Some of the Funds may, in the future, create additional Portfolios.  The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix B: Portfolio Information."

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.  There can be no assurance, and NLIC makes no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment advisor or manager, the same investment objectives and policies, and a very similar name.

Additional Information About the Funds and Portfolios

No one can assure that any Portfolio will achieve its stated objectives and policies.

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios, the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds.  The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Cash Value among the Subaccounts.

NLIC (or an affiliate) may receive compensation from a Fund or its investment advisor or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLIC.  These percentages differ, and some Funds, advisors, or distributors (or affiliates) may pay NLIC or an affiliate more than others.  NLIC also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, NLIC reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

1.	remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLIC's discretion;

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2.	substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLIC's discretion;

3.	substitute or close Subaccounts to allocations of premiums or Cash Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLIC's discretion;

4.	transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.  NLIC will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.  NLIC will notify the Owner of any changes.

Substitution of Securities. NLIC may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)           shares of a current underlying mutual fund are no longer available for investment; or

(2)           further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account. NLIC may deregister Nationwide Provident VLI Separate   Account 1 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event NLIC deregisters Nationwide Provident VLI Separate Account 1.

DETAILED DESCRIPTION OF POLICY PROVISIONS

Death Benefit

General.  As long as the Policy remains in force, the Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option.  The Proceeds will be determined as of the date of the Insured's death and will be equal to:

1.	the Death Benefit; plus

2.	any additional benefits due under a supplementary benefit rider attached to the Policy; minus

3.	any loan and accrued loan interest on the Policy; minus

4.	any overdue deductions if the death of the Insured occurs during the Grace Period.

The Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.

Death Benefit Options.  The Policy provides two Death Benefit options.

•
u nder the Basic Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy; (2) the Face Amount of the Policy plus the amount by which the Cash Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Cash Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.

•
u nder the Increasing Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death; (2) the Face Amount of the Policy plus the amount by which the Cash Value of the Policy on the date of death exceeds the appropriate 7½% Special Premium Payment Single Premium; or (3) the Cash Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.

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The Death Benefit is increased by the portion of any scheduled premium payment which applies to a period of time beyond the date of death.  The amount payable is reduced by any policy loans and accrued interest and, if the Insured dies during the Grace Period, by that part of any required but unpaid scheduled premium which applies to a period prior to the date of death.  The amount remaining after these adjustments is the Proceeds at death paid to the Beneficiary at the Insured's death.

Availability of Death Benefit Options.  The Death Benefit option is chosen by the Owner at the time of application for the Policy.  If the Policy is issued with the Basic Death Benefit, the Owner may change to the Increasing Death Benefit only during the first Policy Year.  Once the Increasing Death Benefit has been chosen, the Owner may not subsequently change to the Basic Death Benefit.  Changing the Death Benefit option may result in a change in Face Amount, and may have adverse tax consequences.  A tax advisor should be consulted before changing the Death Benefit option.

The Guaranteed Minimum.  As long as required scheduled premiums are paid, the Death Benefit is guaranteed never to be less than the applicable Guaranteed Minimum Death Benefit for the Policy.  For a Policy with the Basic Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy.  For a Policy with the Increasing Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLIC as of the date of death.

How the Death Benefit May Vary.  For purposes of determining the Cost of Insurance Charge, the Death Benefit is determined on each Policy Processing Day based on the Cash Value of the Policy (see "How the Cash Value May Vary").  The Death Benefit will be adjusted to the date of death.  The Death Benefit and the Proceeds payable at the Insured's death, therefore, depend on the Cash Value of the Policy when the Insured dies.  Favorable investment experience and premium payments in excess of scheduled premiums may result in an increase in the Death Benefit.  Unfavorable investment experience may result in decreases in the Death Benefit, but never less than the Face Amount of the Policy.  The Death Benefit will also vary depending upon whether the Basic Death Benefit or the Increasing Death Benefit applies.

Accelerated Death Benefit.  Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when:  (1) the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or (2) the Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional periodic charge for this rider.  However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax advisor before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Cash Value

The Cash Value is not guaranteed.  Unless there is an outstanding policy loan, the total Cash Value of the Policy at any time is the sum of the Cash Values of the Subaccounts.  If there is an outstanding loan, the total Cash Value equals the Cash Value in the General Account attributable to the loan plus the Cash Values of the Separate Account.

As described below, the Cash Value of each Subaccount may increase or decrease daily depending on the investment experience of the Subaccounts, the deduction of charges from the Cash Value, and any other transactions (e.g., transfers, withdrawals, and loans).  Although the Policy offers the possibility of Cash Value appreciation, there is no assurance that such will occur.  It is also possible, due to poor investment experience, for the Cash Value to decline to 0 .  NLIC does not guarantee a minimum Cash Value.  Therefore, the Owner bears all the investment risk on the Cash Value.

How the Cash Value May Vary.  The Cash Value of each Subaccount on the Policy Date is the portion of the Net Premium allocated to that Subaccount reduced by the portion of the Monthly Deduction on the first Policy Processing Day allocated to that Subaccount.  Thereafter, the Cash Value of each Subaccount changes on each Valuation Day.

The Cash Value of each Subaccount reflects a number of factors, including the investment performance of the Portfolio, the receipt of scheduled and unscheduled premium payments, transfers from and to other Subaccounts, transfers to and from the General Account for a policy loan and repayment, any withdrawal of excess Cash Value, the Monthly Deductions from Cash Value, and the daily charges against the Subaccounts.  For a Policy having the Increasing Death Benefit where unscheduled premiums are paid, the Cash Value may be slightly lower than that of the same Policy having the Basic Death Benefit.

Net Investment Factor.  Each Subaccount has its own net investment factor.  The net investment factor measures the investment performance of a Subaccount from one Valuation Day to the next.  The factor increases to reflect investment income and capital gains, realized and unrealized, for the securities of the underlying Portfolio.  The factor decreases to reflect any capital losses, realized and unrealized, for the securities of the underlying Portfolio.

The asset charge for mortality and expense risks is deducted in determining the applicable net investment factor.

A description of how the net investment factor is determined and how it is reflected in the Cash Value of the Policy is set forth in Appendix A.

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Payment and Allocation of Premiums

Scheduled Premiums.  Scheduled premiums are payable during the Insured's lifetime on an annual basis or, if elected, more frequently.  If the Owner submits a premium payment to his or her agent, NLIC will not begin processing the premium until NLIC receives it from the agent's broker-dealer.  The scheduled premium is a level amount that does not change until the Premium Change Date (see "Premium Change Date").  If all required scheduled premiums are paid when due, the Policy will not lapse, even if adverse investment experience results in no Cash Value.  If the Special Premium Payment Provision is in effect, scheduled premiums do not have to be paid for the Policy to stay in full force (see "Special Premium Payment Provision").  If that provision is not in effect, scheduled premiums must be paid to keep the Policy in full force (see "Grace Period for Payment of Scheduled Premiums").

Amount of Scheduled Premiums.  The amount of scheduled premiums depends on the Face Amount of the Policy, the age of the Insured, the Insured's sex and Premium Class and the frequency of premium payments.  The amount of scheduled premiums payable on Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans depends on all of the preceding factors except for the sex of the Insured.

For purposes of calculating premium rates, there are three groupings or "bands" of Face Amount.  Each band has a different set of premium rates per $1,000 of Face Amount.  The bands are: $50,000 - 99,999; $100,000 - 249,999; $250,000 and over.  Generally, the premium rates per $1,000 of Face Amount will be lower for Policies in a higher Face Amount band.  Premiums generally are higher for Policies issued for older Insureds.  Premiums also are generally higher for male Insureds than comparable female Insureds.  The Premium Classes available are Standard, Non-Smoker, Non-Smoker with Extra-Premium and Extra-Premium.  Lower premiums are charged to non-smokers who are at least 22 years of age (21 years of age for Policies issued to residents of Texas).  Since there is no Non-Smoker class for Insureds under the age of 22, shortly before an Insured attains age 22, NLIC may notify the Insured about possible classification as a Non-Smoker.  If the Insured does not qualify for the Non-Smoker class or does not respond to the notification, the Insured's Premium Class will remain Standard and the monthly deduction for cost of insurance will be based on Smoker mortality tables (see "Cost of Insurance").  If the Insured does respond to the notification and qualifies as a Non-Smoker, the scheduled premium for the Policy will be reduced and the monthly deduction for cost of insurance will be based on Non-Smoker mortality tables.  Additional premiums are charged for a Policy with an extra-premium class and for any supplementary insurance benefits.  In certain situations, such as term conversions, where less than normal underwriting expenses are incurred, NLIC may allow a credit toward the first scheduled premium.

Representative annual Base Premium amounts payable from the Policy Date until the Premium Change Date for Non-Smoker and Standard Premium Classes are shown in the following table:

	$50,000 Face Amount		$100,000 Face Amount
	Non-Smoker	Standard	Non-Smoker	Standard
Male, Issue Age 25	395.50	503.50	765.00	982.00
Female, Issue Age 35	508.50	594.00	991.00	1,163.00
Male, Issue Age 45	905.00	1,216.00	1,783.00	2,405.00
Female, Issue Age 55	1,236.50	1,442.00	2,445.00	2,856.00

Premiums are payable on an annual, semi-annual or quarterly basis.  Premiums are payable monthly under the Automatic Payment Plan where the Owner authorizes NLIC to withdraw premiums from the Owner's checking account each month.  If premiums are payable under the Automatic Payment Plan and such plan is terminated, the premium payment frequency will be changed to quarterly.  The Owner may make deposits into a Premium Deposit Fund Account (PDF Account).  If the Owner has a PDF Account, NLIC will automatically apply the amount in such account toward payment of the scheduled premium due on the premium due date.  Any amounts held in a PDF Account earn interest at a fixed rate which will be declared by NLIC from time to time.

If scheduled premiums are paid more often than annually, the aggregate yearly premium will be higher.  Although it is not guaranteed that Owners who pay premiums annually and those who pay more frequently than annually will achieve the same Cash Values, the higher premium for those who pay premiums more frequently is intended to decrease the likelihood that the Cash Values for such Owners will be significantly different than those of annual payors.

Since NLIC deducts a premium processing charge of $1.00 from each premium payment, Policies for which premiums are paid more frequently than annually will incur higher aggregate premium processing charges than Policies with premiums paid annually (see "Premium Processing Charge").

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The following table compares annual and monthly premiums for Insureds who are in the Non-Smoker Premium Class.  Note that in these examples the sum of 12 monthly premiums for a particular Policy is approximately 106% of the annual premium for the Policy.

	$50,000 Face Amount		$100,000 Face Amount
	Monthly	Annual	Monthly	Annual
Male, Issue Age 25	34.80	395.50	67.32	765.00
Female, Issue Age 35	44.75	508.50	87.21	991.00
Male, Issue Age 45	79.64	905.00	156.90	1,783.00
Female, Issue Age 55	108.81	1,236.50	215.16	2,445.00

Unscheduled Premiums.  The Owner may make unscheduled premium payments at any time, subject to certain minimum and maximum limitations.  The minimum unscheduled premium payment is $25.  The maximum unscheduled premium which NLIC will accept in any Policy Year, without prior approval, is a multiple of the scheduled annual Base Premium, based on the Attained Age of the Insured, as shown in the following table.

Attained Age	Multiple of Scheduled Base Premium
0-59	10
60-65	8
66-70	6
71-75	5
76-80	4
81-85	3
86+	2

The Owner may plan to pay on a regular basis a premium amount in excess of the scheduled premium.  NLIC will show this additional amount as payable on the premium notice.  However, only the required scheduled premium shown on such notice must be paid to keep the Policy in full force.

The Cash Value of the Policy will immediately increase as of the date an unscheduled premium payment is received.  This will increase the likelihood that the Special Premium Payment Provision will go into effect earlier than it otherwise would.  If unscheduled premium payments are made, the Special Premium Payment Provision may go into effect slightly later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.  Of course, the Cash Value may subsequently increase or decrease depending upon the investment experience of the Subaccounts to which the net unscheduled premium is allocated.  Depending upon the circumstances, the Death Benefit may or may not increase when an unscheduled premium payment is received.  If the Special Premium Payment Provision has been in effect and scheduled premiums have been skipped, then payment of unscheduled premiums increases the total premiums paid and therefore can increase the amount of the Surrender Charge.

Premium Change Date.  Each Policy sets forth a scheduled premium amount payable on the Policy Date and on each subsequent premium due date until the Premium Change Date.  Each Policy also sets forth a higher premium amount payable on and after the Premium Change Date.  The Premium Change Date is the Policy Anniversary nearest the Insured's Attained Age 70 or the 15th Policy Year, if later.  Because of the premium change feature, the scheduled premiums payable before the Premium Change Date are lower than would otherwise be available and NLIC is able to provide a Guaranteed Minimum Death Benefit, as long as scheduled premiums are paid when due.

The higher premium amount specified in the Policy which is payable beginning on the Premium Change Date is based on the following assumptions:

1.	no unscheduled premium payments are made;

2.	maximum Cost of Insurance Charges are deducted in all Policy Years; and

3.	the net rate of return for the chosen Subaccount is 4½%.

Two months prior to the Premium Change Date, NLIC will recompute the scheduled premium amount payable on and after such date, assuming all scheduled premiums due before the Premium Change Date are paid.  If the Owner has made unscheduled premium payments, if the Cost of Insurance Charges deducted are less than the maximum charges, if the chosen Subaccount has a net rate of return greater than 4½%, or if any appropriate combination of these factors occurs, the amount of scheduled premiums payable on and after the Premium Change Date will usually be less than the premium amount payable on and after such date as shown in the Policy; in no event will the premium be greater than that shown in the Policy.  If unscheduled premium payments are made, for a Policy with the Increasing Death Benefit, the premium payable on and after the Premium Change Date may be slightly higher than it would be for the same Policy with the Basic Death Benefit.

Special Premium Payment Provision.  If the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force.  Generally, this provision will take effect when the Cash Value exceeds a particular amount as described in more detail below.

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The Special Premium Payment Provision operates on an annual basis.  NLIC will notify the Owner if this provision goes into effect and each year that it stays in effect.  To determine whether this provision will take effect for a Policy Year, NLIC will calculate whether the Cash Value on the Policy Processing Day 2 months before each Policy Anniversary, plus any scheduled but unpaid premiums due before the Policy Anniversary, exceeds an amount called the Special Premium Payment Single Premium.  This is an amount which if paid as one sum, and given certain assumptions, which are described in the following paragraph, would be sufficient to purchase a single premium life insurance policy at the Insured's Attained Age with a face amount equal to the Policy's Face Amount.  If the Cash Value exceeds this amount and if the required scheduled premiums due before the Policy Anniversary are paid, then the Special Premium Payment Provision goes into effect on that Policy Anniversary and remains in effect for 1 year.  The Policy will remain in force for that year, regardless of whether the Owner makes premium payments or the Cash Value remains greater than the Special Premium Payment Single Premium (the "SPPSP").  If any premium payments are paid while the Special Premium Payment Provision is in effect, they will be considered unscheduled premium payments.  Therefore, any premiums for supplemental benefits and extra-premium class will not be deducted from such premium payments.  Instead, while the Special Premium Payment Provision is in effect, a portion of the premiums for supplemental benefits and extra-premium class will be deducted from the Cash Value at the premium frequency in effect (see "Supplementary Benefit Charge").

The assumptions on which the SPPSP is based are:

1.	current cost of insurance rates;

2.	expense charges described herein;

3.	a Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

4.	an amount sufficient to cover the cost of any supplementary benefits and extra-premium class; and

5.	an assumed interest rate.

The assumed interest rate is 7.5% if the Special Premium Payment Provision was not in effect for the prior Policy Year, and is 9% if the provision was in effect for the prior Policy Year.  Since the 7.5% assumed interest rate results in a higher SPPSP than when the 9% assumed interest rate is used, it is possible for the provision to stay in effect when the factors affecting Cash Value are less favorable than necessary initially to trigger the provision.

Since the effectiveness of the Special Premium Payment Provision depends on the amount of Cash Value, it depends upon all the factors that affect Cash Value, such as the investment experience, the amount and frequency of unscheduled premium payments, and the level of actual cost of insurance and other charges.  Greater investment performance, payment of unscheduled premiums, and lower cost of insurance and other charges will each tend to increase the likelihood that the provision will go into effect.  The provision also depends on the relationship between the Cash Value and the SPPSP, and the SPPSP increases with the Insured's Attained Age.  Therefore, for older Insureds the Cash Value must be correspondingly higher to trigger this provision.

The time that the Special Premium Payment Provision goes into effect may also depend upon whether the Policy has the Basic or Increasing Death Benefit Option.  Assuming that unscheduled premium payments have been made, for a Policy with the Increasing Death Benefit, the Cash Value may be slightly lower and the SPPSP higher than for the same Policy with the Basic Death Benefit.  Therefore, where unscheduled premium payments have been made, the Special Premium Payment Provision may go into effect later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.

For Policies issued to residents of New York State, the determination of whether the Special Premium Payment Provision will take effect is based on whether the Cash Value exceeds the greater of the SPPSP and the Special Premium Payment Tabular Value (the SPPTV).

For a Policy with the Basic Death Benefit, the SPPTV is calculated like the Cash Value of the Policy except that it is based on the following assumptions:

1.	guaranteed (maximum) cost of insurance rates;

2.	expense charges described herein;

3.	a net investment return of 4½%;

4.	payment of all scheduled premiums when due; and

5.	no unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the assumptions used to calculate the SPPSP, for New York Policies it is somewhat less likely, under certain circumstances, that the Special Premium Payment Provision will go into effect as early as it will for other Policies and New York Policies may require a higher net rate of return in order for the Special Premium Payment Provision to remain in effect for a subsequent year.

Automatic Premium Loan.  The Owner may elect the Automatic Premium Loan (APL) provision in the Application for the Policy or by written request after the Policy is issued.  The APL provision will be operative only when premiums are payable other than monthly.  If the APL provision is operative, any scheduled premium which has not been paid by the end of the Grace Period will be paid by a policy loan within 7 days after the end of such Grace Period, provided the Policy has sufficient loan value and the Special

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Premium Payment Provision is not in effect.  The interest rate charged under the APL provision is the same as that charged for any other Policy loan ( s ee "Loan Privilege") .

Premium Limitations.  The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits.  In no event can the total of all premiums paid under a Policy exceed such limits.  NLIC has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits.  If a premium is paid which would result in total premiums exceeding such limits, NLIC will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy.  NLIC will notify the Owner of available options with regard to the excess premium.  If a satisfactory arrangement is not made, NLIC will refund this excess to the Owner.  If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's cash surrender value (Cash Value less any applicable Surrender Charge) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time.  As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations.  To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLIC will not effect such change (see "Federal Income Tax Considerations").  NLIC reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLIC will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice.  If the Owner requests a refund, NLIC will deduct the Cash Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts in the same proportion as the premium was initially allocated to the Subaccounts.  The excess premium paid (including any interest or earnings on the excess premium) will be returned to the Owner.  For more information on MECs, see "Federal Income Tax Considerations."

Allocation of Net Premiums.  In the Application for the Policy, the Applicant elects to have net scheduled premiums (scheduled Base Premiums less 7½% for sales charge and state premium tax charge [see "Premium Expense Charge"]) allocated to one or more Subaccounts.  No less than 5% of a Net Premium may be allocated to any chosen Subaccount.  The allocation percentages for the chosen Subaccounts must be in whole numbers.  This initial allocation will remain in effect until changed by written notification to NLIC.

The allocation percentages in effect for net scheduled premiums will also apply to net unscheduled premium payments (unscheduled premium payments less Premium Expense Charges [ see "Premium Expense Charge" ] ), unless NLIC is notified that a different allocation is to be used for that particular unscheduled premium.  NLIC must be notified with each unscheduled premium payment whether the allocation percentages for scheduled premiums will be used.  NLIC will allocate the first Net Premium to the Subaccounts on the later of the Issue Date of the Policy or the date NLIC receives the payment at its Service Center.

NLIC will allocate subsequent Net Premiums to the Subaccounts as of the date it receives the payment at its Service Center.  For premiums paid under the Automatic Payment Plan (pre-authorized check or Electronic Funds Transfer), such will be allocated to the Subaccounts on the date NLIC receives credit for the funds.

The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk.  Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Replacement of Existing Insurance.  It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  An Owner should compare his or her existing insurance and the Policy carefully.  An Owner should replace his or her existing insurance only when he or she determines that the Policy is better for him or her.  An Owner may have to pay a surrender charge on his or her existing insurance, and the Policy will impose a new surrender charge period.  An Owner should talk to his or her financial professional or tax advisor to make sure the exchange will be tax-free.  If an Owner surrenders his or her existing policy for cash and then buys the Policy, the Owner may have to pay a tax, including possibly a penalty tax, on the surrender.  Because NLIC will not issue the Policy until NLIC has received an initial premium from the existing insurance company, the issuance of the Policy may be delayed.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among Subaccounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

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To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Subaccounts that are actively traded will be adversely impacted. Policy Owners remaining in the affected Subaccount will bear any resulting increased costs.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading (see the "Short-Term Trading Fees").

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, email, or Written Request to be a single transfer, regardless of the number of Subaccounts involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in 1 calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in 1 calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in 1 calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.

Each January 1st, We will start the monitoring anew, so that each Policy starts with 0 transfers each January 1 st (see "Other Restrictions").

Managers of Multiple Policies.  Some investment advisors/representatives manage the assets of multiple NLIC policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will generally require these multi-contract advis o rs to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or 3 rd  parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.  Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see "Transfers of Cash Value").

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

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Transfers of Cash Value

Transfers.  The Owner may transfer the Cash Value between and among the Subaccounts by making a transfer request to NLIC.  The amount transferred must be at least $100, unless the total value in an Subaccount is less than $100, in which case the entire amount may be transferred.  The transfer will be effective as of the date of receipt of the transfer request at NLIC's Service Center.  We deduct a $25 charge from the amount transferred for the 5th and each additional transfer in a Policy Year.  We may restrict the quantity and/or mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Transfer Right for Change in Investment Policy of a Subaccount.  If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Cash Value in such Subaccount to another Subaccount without having such transfer count toward the 4 transfers permitted each Policy Year free of charge.  However, any such transfer will count as a transfer for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing.  Automatic asset rebalancing is a feature which, if elected, authorizes periodic transfers of policy values among Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages.  Election of this feature may occur at the time of application or at any time after the Policy is issued by properly completing the election form and returning it to NLIC.  The election may be revoked at any time.  Rebalancing may be done annually.  Rebalancing will end when the total value in the Subaccounts is less than $1,000, a transfer is made, or there is a change to the current premium allocation instructions.  There is no additional charge for this program.  NLIC reserves the right to suspend automatic asset rebalancing at any time, for any class of Policies, for any reason.  Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Policy Duration

Grace Period for Payment of Scheduled Premiums.  If a scheduled premium is not paid and the Special Premium Payment Provision is not in effect, the Policy will enter a Grace Period.  A Grace Period of 61 days from the due date is allowed for payment of scheduled premiums after the first scheduled premium.  If the Policy enters a Grace Period, NLIC will mail a notice to the Owner's last known address.  The 61-day Grace Period begins on the date of the notice.  If scheduled premiums are paid on or before their due dates or within the Grace Period, the Policy will remain in full force even if the investment experience of the Subaccounts designated by the Owner has been so unfavorable that there is no Cash Value.  When the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid premium was due.  If the Policy lapses, the Owner can surrender the Policy for its Net Cash Surrender Value as of the date of lapse if this is a Valuation Day (otherwise on the Valuation Day next following the date of lapse), apply for reinstatement or continue the insurance as Extended Term Insurance or Reduced Paid Up Insurance.  If the Insured dies during the Grace Period, NLIC will pay the Proceeds.

Reinstatement.  The Policy may be reinstated within 3 years from the date the unpaid premium was due if it was not surrendered and the Owner provides Evidence of Insurability.  Payment of a premium will be required equal to the greater of:

(a)	all unpaid scheduled premiums with interest at 6% per year compounded annually, plus any policy loan and accrued interest as of the end of the Grace Period; or

(b)
110% of the increase in the cash surrender value (Cash Value less any applicable Surrender Charge) resulting from reinstatement plus all overdue premiums for supplementary insurance benefits with interest at 6% compounded annually.

Upon reinstatement the Policy will have the same Cash Value and Death Benefit as if it had not lapsed.  The date of reinstatement will be the date NLIC approves the application for reinstatement.

Options on Lapse

Extended Term Insurance (ETI).  The Net Cash Surrender Value as of the date this Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy fixed-benefit Extended Term Insurance for the Insured.  The amount of insurance will equal the Death Benefit on the date of lapse minus any loan and accrued interest as of that date.  The term period will be that which the single premium will provide for the Insured's Attained Age and sex.  ETI has a Cash Value but no loan value.  ETI will not be available if the Premium Class is Non-Smoker with Extra-Premium or Extra-Premium or the amount of paid up insurance would be greater than the amount of the ETI.

Reduced Paid Up Insurance (RPU).  The Net Cash Surrender Value as of the date the Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy that amount of fixed-benefit insurance which will continue for the Insured's lifetime based on the Insured's Attained Age and sex.  Reduced Paid Up Insurance has a loan privilege the same as that available for premium paying policies.

NLIC will apply ETI automatically unless it is not available or the Owner selects another option.  If ETI is not available, RPU will be automatic.  A selected option will be applied on the date NLIC receives written request at its home office; NLIC will apply an automatic option 3 months after the date of lapse.  The option will be effective as of the date of lapse.

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Exchange Privilege

Within 6 months after the effective date of a material change in the investment policy of any chosen Subaccount, the Owner may exchange the Policy for a fixed-benefit whole life insurance policy offered by NLIC on the life of the Insured.

No Evidence of Insurability is required to exercise this privilege.  The new policy will have a face amount equal to the Face Amount of the Policy and the same Issue Age, issue date and Premium Class for the Insured as the Policy.  Premiums for the new policy will be based on the rates which were in effect for the new policy on the Policy Date for the Policy.

The exchange will be subject to an equitable adjustment to reflect variances, if any, in the Cash Values and dividends of the Policy and the new policy.  The method of calculating the adjustment is filed by NLIC with the appropriate state insurance regulatory authorities.  Any policy loan and loan interest must be repaid on or before the effective date of the exchange.

Loan Privilege

The Owner may borrow from NLIC using the Policy as sole security for the loan.  The Owner may borrow up to the difference between the Policy's current Loan Value and any outstanding policy loan and accrued interest.  The minimum amount of any policy loan is $300 ($200 for Policies issued to residents of Connecticut), unless used to pay a scheduled premium.  During Policy Years 1 through 3, the loan value of the Policy will be 75% of the cash surrender value (Cash Value less any applicable Surrender Charge); during Policy Year 4 and thereafter it will be 90% of the cash surrender value (90% in all years for Policies issued to residents of Virginia).

If on a Policy Anniversary the outstanding policy loan and accrued interest exceeds the cash surrender value, the Policy will terminate 31 days after NLIC mails notice to the Owner and any assignee of record at their last known addresses, unless a payment of the amount of such excess is made within that period.  In no event will the required payment exceed the amount of the accrued loan interest plus all due and unpaid scheduled premiums.

While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.  The amount of any outstanding policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Proceeds at death.

Interest Rate.  The interest rate charged on policy loans will be either a fixed annual rate of 8% or a variable loan interest rate.  The Owner must select one of these rates in the Application for the Policy.  If the fixed rate is selected, the Owner may later change to the variable rate.  Such change will be effective as of the Policy Anniversary following receipt of written notice by NLIC at its Service Center.  The Owner is not permitted to change from the variable rate to the fixed rate.

Interest is due at the end of each Policy Year on the Policy Anniversary.  If not paid when due, the interest will be added to the loan and bear interest, beginning 23 days after the Policy Anniversary, at the applicable policy loan interest rate.

Variable Loan Interest Rate.  The variable loan interest rate will be determined by NLIC to be effective as of the first day of each January, April, July and October, unless the state in which this Policy is delivered requires the determination to be made less frequently, such as yearly.  The maximum interest rate will be the greater of 5½% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service, Inc. (if this average is no longer published, a maximum rate set by state law or by the insurance supervisory official of the state in which the Policy is delivered will apply), for the calendar month ending two months prior to the date of change.  If the maximum interest rate for the new period is at least ½% lower than the loan interest rate currently being charged, the rate for the new period will be decreased such that it is equal to or less than the maximum interest rate allowed for such period.  If the maximum interest rate for the new period is at least ½% higher than the loan interest rate currently being charged, NLIC may, at its discretion, increase the rate for the new period to a rate that is no higher than the maximum interest rate allowed for such period.  Any decrease in the variable loan rate is required; any increase in the rate is optional.  NLIC will not necessarily charge the maximum variable loan interest rate.

Allocation of Loans and Repayments.  When a loan is made, a portion of the Cash Value equal to the amount of the loan is transferred from the Subaccounts to NLIC's General Account.  Repayment of a loan will result in a transfer back to the Subaccounts.  A loan and any repayment will be allocated among the Subaccounts based upon the net Cash Value of each Subaccount as of the date the loan or the repayment is made.

Effect of Loan.  A loan taken from, or secured by, a Policy may, in certain circumstances, have adverse federal income tax consequences (see "Federal Income Tax Considerations").  A loan, whether or not repaid, affects the Policy, the Cash Value, the Net Cash Surrender Value, and the Death Benefit.  Loan amounts are not affected by the investment performance of the Subaccounts.

Interest Rate Credited.  The amount maintained in the General Account will not reflect the investment experience of the Subaccounts during the period the loan is outstanding.  Instead, interest will be credited on each Policy Processing Day on the loaned amount at an annual rate 1.50% below the 8% or variable interest rate charged on the policy loan.

Lapse with Loans Outstanding.  The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Cash Surrender Value.  Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse.  In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse tax consequences (see "Tax Treatment of Policy Benefits").

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Withdrawal of Excess Cash Value

The Owner may withdraw excess Cash Value from the Policy if two conditions are met.  First, a cash withdrawal may be made only to the extent that the cash surrender value (the Cash Value minus any applicable surrender charge) is at least $300 more than an amount called the "Withdrawal Single Premium," which depends on the Insured's Attained Age.  Second, a cash withdrawal may be made only if the amount withdrawn does not reduce the Policy's net loan value (Loan Value less existing policy loan and accrued interest) to 0 ( s ee "Loan Privilege") .   Upon request, NLIC will tell the Owner how much may be withdrawn.

NLIC will process each withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLIC's receipt of the request.  NLIC generally will pay a withdrawal request within 7 days after the Valuation Day when NLIC receives the request.  NLIC may postpone payment of withdrawals under certain conditions.

No more than 4 withdrawals may be made in a Policy Year.  A withdrawal cannot be made for less than $300.  Withdrawals cannot be repaid except as premium payments, subject to Premium Expense Charges (see "Premium Expense Charge") and any applicable limits on premium payments (see "Payment and Allocation of Premiums").  If the Owner does not specify an allocation for the withdrawal, it will be allocated among the Subaccounts based upon the net Cash Value of each Subaccount on the date of the withdrawal.

Calculation of Withdrawal Single Premium.  The Withdrawal Single Premium is based on:

(1)	current cost of insurance rates;

(2)	expense charges described herein;

(3)	a Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

(4)	an interest rate of 7½%; and

(5)	an amount sufficient to cover the cost of additional premiums for supplementary benefits and extra-premium class.

The Withdrawal Single Premium is the same as the Special Premium Payment Single Premium ("SPPSP") using the 7.5% assumed rate (examples of the 7½% SPPSP are listed in Examples A and B), which is used to calculate whether the Special Premium Payment Provision goes into effect.  Generally a withdrawal of excess cash cannot be made unless the Special Premium Payment Provision is in effect.  There may be limited situations, however, where a cash withdrawal can be made although the Special Premium Payment Provision is not in effect, because the cash surrender value (Cash Value less any applicable Surrender Charge) may have increased since the SPPSP was last calculated.  In addition, the Special Premium Payment Provision may be in effect during periods when cash withdrawals may not be made, for several reasons including: (1) the withdrawal provision depends on whether the cash surrender value exceeds the Withdrawal Single Premium, whereas the Special Premium Payment Provision depends on whether a larger amount, the Cash Value, exceeds the SPPSP; (2) the withdrawal provision is based on the 7.5% SPPSP, whereas a smaller amount, the 9% SPPSP, is used to determine if the Special Premium Payment Provision will remain in effect for another year once it is in effect; and (3) since the minimum cash withdrawal is $300, cash withdrawals are permitted only if the cash surrender value is at least $300 greater than the Withdrawal Single Premium.

For Policies issued to residents of New York State, the amount that may be withdrawn is based on whether the cash surrender value is at least $300 more than the greater of the Withdrawal Single Premium and the Withdrawal Tabular Value.

For a Policy with the Basic Death Benefit, the Withdrawal Tabular Value is calculated like the Cash Value of the Policy except that it is based on the following assumptions:

(1)	guaranteed (maximum) cost of insurance rates;

(2)	expense charges described herein;

(3)	a net investment return of 4½%;

(4)	payment of all scheduled premiums when due; and

(5)	no unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the calculations used to calculate the Withdrawal Single Premium, for New York Policies, it is somewhat less likely under certain circumstances that there can be a withdrawal of excess Cash Value.

Effect of Withdrawal.  Whenever a withdrawal is made, the Death Benefit will immediately be recalculated to take into account the reduction in Cash Value.  This will not change the Guaranteed Minimum Death Benefit or the amount of scheduled premiums payable before the Premium Change Date.  The amount of scheduled premiums after the Premium Change Date may be affected by withdrawals but in no event will they be greater than the amount set forth in the Policy.  A withdrawal may, under certain circumstances, have adverse federal income tax consequences (see "Tax Treatment of Policy Benefits").

Surrender Privilege

The Policy may be surrendered at any time while the Insured is living for its Net Cash Surrender Value.  The Net Cash Surrender Value is the Cash Value minus any policy loan and accrued interest less any Surrender Charge.  NLIC will assess a Surrender Charge if the Policy is surrendered before the 9th Policy Year (see "Surrender Charge").  NLIC will determine the Net Cash Surrender Value

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on the date it receives at its Service Center a surrender request signed by the Owner if this is a Valuation Day, otherwise on the Valuation Day next following NLIC's receipt of the surrender request.  All coverage and benefits under the Policy will end on the day the Owner mails or otherwise sends the surrender request to NLIC and the Policy cannot be reinstated.  NLIC generally will pay the Net Cash Surrender Value to the Owner in a lump sum within seven days after it receives the Owner's completed, signed surrender request.  NLIC may postpone payment of surrenders under certain conditions.  Surrendering the Policy may have adverse federal income tax consequences (see "Federal Income Tax Considerations").

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLIC for (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy.  In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of contracts.

Premium Expense Charge

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:

Premium Tax Charge.  Various states and some of their subdivisions impose a tax on premiums received by insurance companies.  A charge is deducted from each premium payment to compensate NLIC for paying state premium taxes.  This charge is equal to 2.50% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted.  Premium taxes vary from state to state and the 2.50% is the average rate expected to be paid on premiums received in most states.  This charge may be increased in certain localities when substantial additional premium taxes are assessed.

Sales Charge.  A charge of 5% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted.  This charge is deducted from each premium payment to partially compensate NLIC for the cost of selling the Policy (There also is a Contingent Deferred Sales Charge which is deducted only if the Policy is surrendered or lapses in the first 9 Policy Years (s ee "Contingent Deferred Sales Charge") .

Premium Processing Charge.  NLIC will deduct a charge of $1.00 from each premium payment to cover the cost of collecting and processing premium payments.  Policies for which premiums are paid annually will therefore incur lower aggregate premium processing charges than Policies with premiums paid more frequently.

The Premium Tax Charge and Sales Charge are a percentage of each scheduled Base Premium and unscheduled premium.  This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of these charges NLIC will assess.

Surrender Charges

A Surrender Charge, which consists of a Contingent Deferred Administrative Charge and a Contingent Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 9th Policy Year.  The Surrender Charge is deducted from the Subaccounts based on the proportion that the Owners' value in the Subaccounts bears to the total unloaned Cash Value of the Policy.

These Surrender Charges are designed partially to compensate NLIC for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing policy records and Policy issue.  NLIC does not expect the Surrender Charges to cover all of these costs.  To the extent that they do not, NLIC will cover the short-fall from its General Account assets, which may include profits from the Mortality and Expense Risk Charge and Cost of Insurance Charge.

Contingent Deferred Administrative Charge.  The Contingent Deferred Administrative Charge is as follows:

Policy Year	Charge per $1,000 Face Amount
1-5	$5.00
6	4.00
7	3.00
8	2.00
9	1.00
10	0

Contingent Deferred Sales Charge.  The Contingent Deferred Sales Charge is to partially compensate NLIC for the cost of selling the Policy.

If the Special Premium Payment Provision has never been in effect as of the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

(i)	the total premiums paid, less premium processing charges, to the date of surrender or lapse; and

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(ii)
the scheduled Base Premiums payable up to such date (scheduled Base Premiums are total scheduled premiums less premium processing charges and premiums for supplementary benefits and for extra-premium class);

If the Special Premium Payment Provision has been in effect prior to the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

(i)	the total premiums paid, less premium processing charges, to the date of surrender or lapse; or

(ii)	the scheduled Base Premium that would have been payable up to such date if the Special Premium Payment Provision had never been in effect.

The maximum Contingent Deferred Sales Charge is an amount equal to 25% of the 1 st   year's scheduled Base Premium, plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5.  Expressed differently, this equals 9% of the total scheduled Base Premiums for Policy Years 1 through 5.  The maximum Contingent Deferred Sales Charge will be applied to Policies that lapse or are surrendered during Policy Year 5.  Thereafter, the Contingent Deferred Sales Charge will be reduced each year until it becomes 0 in Policy Years 10 and thereafter.

The following table shows the rates that will apply when Policies with premiums payable annually (and for Insureds with an Issue Age of 65 or less) are surrendered or lapse.

For Policies Which Are Surrendered or Lapse During Policy Year	The Contingent Deferred Sales Charge Rates Will Be The Following Percentage of One Scheduled Annual Premium	Which is Equal to the Following Percentage of the Scheduled Premiums Up to the Date of Surrender or Lapse
1	25%	25.00%
2	30%	15.00%
3	35%	11.66%
4	40%	10.00%
5	45%	9.00%
6	40%	6.66%
7	30%	4.28%
8	20%	2.50%
9	10%	1.11%
10 and later	0%	0%

For Insureds whose Issue Age is above 65, the rates that will apply when Policies with premiums payable annually are surrendered or lapse will be less than or equal to those shown in the table above.

For Policies with premiums payable more frequently than annually, the maximum Contingent Deferred Sales Charge is also 25% of the first year's scheduled Base Premiums due on or before the date of surrender or lapse plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5 which are payable on or before the date of surrender or lapse (or the same percentages of total premiums paid, if less).  The charge declines uniformly in Policy Years 6 through 9 until it becomes 0 for Policy Years 10 and thereafter.  Although the rate of the Contingent Deferred Sales Charges is the same for annual premium Policies and Policies with premiums paid more frequently than annually, for Policies surrendered at the end of a Policy Year, the dollar amount of this charge will be higher for Policies with premiums paid more frequently than for annual premium Policies because the total amount of the scheduled premiums is higher.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•      you have not elected the Disability Waiver of Premium Rider.

We may impose a new surrender charge on the policy received in the exchange.

Monthly Deductions

Charges will be deducted from the Policy's Cash Value on the Policy Date and on each Policy Processing Day to compensate NLIC for administrative expenses and for the insurance coverage provided by the Policy.  The Monthly Deduction consists of five components – (a) the Cost of Insurance Charge, (b) Administration Charge, (c) Minimum Death Benefit Guarantee Charge, (d) 1 st Year Policy Charge, and (e) Supplementary Benefit Charge.  Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from month to month, the Monthly Deduction may vary in amount from month to month.  The Monthly Deduction is deducted from the Subaccounts based on the proportion that the Owner's value in the Subaccounts bears to the total unloaned Cash Value of the Policy.

Cost of Insurance.  Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary.  NLIC will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at

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Risk for each policy month.  If any unscheduled premium payments are made, this charge may be slightly higher for a Policy with the Increasing Death Benefit than for the same Policy with the Basic Death Benefit.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy's Cash Value.  The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, and withdrawal of excess Cash Value.  In calculating the Cost of Insurance Charge, the rate for the Premium Class on the Policy Processing Day is applied to the Net Amount at Risk.

Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner.  NLIC expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate.  The cost of insurance rate is based on the Attained Age, Sex, and Premium Class of the Insured.  The actual monthly cost of insurance rates will be based on NLIC's expectations as to future mortality and expense experience.  They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy.  The guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table.  For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB.  Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class.

Premium Class.  The Premium Class of the Insured will affect the cost of insurance rates.  NLIC uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured.  NLIC currently places Insureds into one of two standard classes – smoker and nonsmoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Administration Charge.  A monthly Administration Charge of $3.25 and $0.015 per $1,000 of Face Amount is deducted from the Cash Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction.  This charge is intended to reimburse NLIC for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Minimum Death Benefit Guarantee Charge.  This charge compensates NLIC for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, as long as required scheduled premiums are paid when due the Death Benefit will never be less than the Face Amount of the Policy if the Basic Death Benefit applies and the Face Amount of the Policy plus the sum of unscheduled premiums received by NLIC as of the date of death if the Increasing Death Benefit applies.  This charge is equal to $0.01 per $1,000 of the applicable Guaranteed Minimum Death Benefit.  For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the deduction will be $0.50 per month or $6.00 per year.

First Year Policy Charge.  A charge of $5.00 will be deducted on each of the first 12 Policy Processing Days.  This charge in conjunction with the Contingent Deferred Administrative Charge compensates NLIC for expenses, other than sales expenses, incurred in conjunction with issuance of the Policy.

Supplementary Benefit Charge.  If the Special Premium Payment Provision is in effect, charges for any supplementary benefits or for extra-premium class will be deducted on each Policy Processing Day a scheduled premium otherwise would be due.  These charges will be 92.5% of the premiums otherwise payable for these benefits.

Mortality and Expense Risk Charge

A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate NLIC for mortality and expense risks assumed in connection with the Policy.  This charge will be deducted at an annual rate of 0.60% (or a daily rate of 0.001644) of the average daily net assets of each Subaccount.  The mortality risk assumed by NLIC is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received.  The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the Mortality and Expense Risk Charge proves insufficient, NLIC will provide for all death benefits and expenses and any loss will be borne by NLIC.  Conversely, NLIC will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

Transfer Charge

We currently allow you to make 4 transfers among the Subaccounts each Policy Year with no additional charge.

•
we deduct $25 for the 5th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers.  We deduct the transfer charge from the amount being transferred.

•	for purposes of assessing the transfer charge, we consider each telephone, fax, email, or Written Request to be 1 transfer, regardless of the number of Subaccounts affected by the transfer.

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•
transfers due to automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do not count as transfers for the purpose of assessing this charge.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio's assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the list of available Portfolios earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner's Subaccount value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by us or the Variable Account.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; and

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  NLIC charges either an annual fixed interest rate of 8.00% or a variable loan interest rate on policy loans.  The maximum variable interest rate is the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Services, Inc.

After offsetting the interest NLIC guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate, the net cost of loans is 1.50% (annually).

Charge for Income Taxes

NLIC currently does not charge the Separate Account for its corporate federal income taxes.  However, NLIC may make such a charge in the future if there are any taxes that are attributable to that account.  Charges for other applicable taxes attributable to the account also may be made.

Guarantee of Certain Charges

NLIC guarantees that it will not increase the charges deducted from premiums, and the charge to the Separate Account for mortality and expense risks.

Other Charges

The Separate Account purchases shares of the Funds at net asset value.  The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios.  The fees and expenses for the Funds and their Portfolios are described in the prospectuses of the Funds.

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OWNERSHIP AND BENEFICIARY RIGHTS

The Owner is the Insured unless a different Owner is named in the Application or thereafter changed.  While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLIC.  If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.   Any assignment must be in writing and will become effective on the date we record it at our home office.  All assignments will be subject to our approval, any outstanding policy loans, policy liens, garnishments, court orders, and any previous assignments.

The principal right of the Beneficiary is the right to receive the Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of NLIC's rights or requirements under the Policy must be in writing and signed by NLIC's president or a vice president.  No agent may bind NLIC by making any promise not contained in the Policy.

Upon notice to the Owner, NLIC may modify the Policy:

•
to conform the Policy, NLIC's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLIC, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If NLIC modifies the Policy, NLIC will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLIC reserves the right to amend the provision to conform with these laws.

TELEPHONE, FAX, AND EMAIL REQUESTS

In addition to written requests, transfers, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right, and partial withdrawals (fax and email only) may be made based upon instructions given by telephone, fax, and email, provided the appropriate election has been made at the time of application or proper authorization is provided to NLIC.  NLIC reserves the right to suspend telephone, fax, and/or email privileges at any time for any class of Policies, for any reason.

NLIC will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and email are genuine, and if NLIC follows such procedures, it will not be liable for any losses due to unauthorized or fraudulent instructions.  NLIC, however, may be liable for such losses if it does not follow those reasonable procedures.  The procedures NLIC will follow for telephone, fax, and email transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and email may not always be available.  Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLIC's, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent the processing of a request.  Although NLIC has taken precautions to help its systems handle heavy use, NLIC cannot promise complete reliability under all circumstances.  If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN.  NLIC will not be able to verify that the person providing instructions by telephone, fax, or email is the Owner or is authorized by the Owner.

DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy.  If dividends are ever declared, they will be paid under one of the following options:

(a)	paid in cash; or

(b)	applied as a scheduled or unscheduled Net Premium.

The Owner must choose an option at the time the Application for the Policy is signed.  If no option is chosen, any dividend will be applied as a Net Premium payment.  The Owner may change the option by giving written notice to NLIC.

For Policies sold in New York State, if dividends are ever declared they will be paid under one of the options above, or left to accumulate at interest or used to buy paid-up additions, as chosen by the Owner.

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SUPPLEMENTARY BENEFITS

The following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deduction (see "Fee Table").

An Owner's agent can help determine whether any of the riders are suitable.  For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Guaranteed Purchase Option rider.  Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider.  The most important factors that will affect an Owner's decision are (a) the amount of premiums an Owner pays, (b) the Cost of Insurance Charges under the Policy and under the rider, (c) the investment performance of the Subaccounts in which an Owner allocates premiums, (d) an Owner's level of risk tolerance, and (e) the length of time an Owner plans to hold the Policy.  Owners should carefully evaluate all of these factors and discuss all of these options with their agents.  For more information on electing a rider, contact the Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various riders.  These riders may not be available in all states.  Please contact the Service Center for further details.

NLIC currently offers the following riders under the Policy:

•	Disability Waiver of Premium;

•	Accelerated Death Benefit;

•	Accidental Death Benefit; and

•	Guaranteed Purchase Option.

FEDERAL INCOME TAX CONSIDERATIONS

Introduction

The following summarizes some of the basic federal income tax considerations associated with a policy and does not purport to be complete or to cover all situations.  This discussion is not intended as tax advice.  Please consult counsel or other qualified tax advisors for more complete information.  We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS").  Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy.  A policy must satisfy certain requirements set forth in the Internal Revenue Code ("Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies.  The manner in which these requirements are to be applied to certain features of the policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied.  We anticipate that a policy should satisfy the applicable Code requirements.  Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the policy, particularly if you pay the full amount of Premiums permitted under the policy.  In addition, if you elect the Accelerated Death Benefit Rider, the tax qualification consequences associated with continuing the policy after a distribution is made are unclear.  Please consult a tax advisor on these consequences.  If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with these requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets.  Where this is the case, the policy owners have been currently taxed on gains attributable to the separate account assets.  There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings.  While we believe that the policy does not give you investment control over Separate Account assets, we reserve the right to modify the policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the policy as a life insurance policy for federal income tax purposes.  We intend that the Separate Account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General.  The death benefit under a policy should be excludible from the b eneficiary's gross income.  Federal, state, and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on your circumstances and the Beneficiary's circumstances.  You should consult a tax advisor on these consequences.

Generally, you will not be deemed to be in receipt of the policy account value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a p olicy (e.g., by assignment), the tax consequences depend on whether the policy is classified as a modified endowment contract ("MEC").

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Modified Endowment Contracts.  Under the Code, certain life insurance policies are classified as MECs, which have less favorable income tax treatment than other life insurance policies.  Due to the policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the policy is classified as a MEC.  In general, a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test."  A policy will fail the 7-pay test if at any time in the first 7 Policy Years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of 7 level annual payments.

If there is a reduction in the benefits under the policy during the first 7 Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the policy's benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first 7 Policy Years.  To prevent your policy from becoming a MEC, it may be necessary to limit premiums or to limit reductions in benefits.  A current or prospective Owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions from Modified Endowment Contracts.  Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned policy account v alue immediately before the distribution plus prior distributions over the Owner's total investment in the policy at that time.  They will be treated as tax-free recovery of the Owner's investment in the policy only after all such excess has been distributed.  "Total investment in the policy" means the aggregate amount of any premiums or other considerations paid for a policy, plus any previously taxed distributions.

•	Loans taken from such a policy (or secured by such a policy, e.g., by pledge or assignment) are treated as distributions and taxed accordingly.

•
A 10% additional income tax penalty is imposed on the amount includible in income except where the distribution or loan is made after you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC.  In addition, distributions from a policy within 2 years before it becomes a MEC will be taxed in this manner.  This means that a distribution from a policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions from Policies that are not Modified Endowment Contracts.  Distributions other than death benefits from a policy that is not a MEC are generally treated first as a recovery of your investment in the policy, and then as taxable income after the recovery of all investment in the policy.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, distributions from, and loans from (or secured by), a policy that is not a MEC are not subject to the 10% additional tax.

Multiple Policies.  All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Policy Loans.  In general, interest you pay on a loan from a policy will not be deductible.  If a loan from a policy that is not a MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, you should consult a tax advisor as to the tax consequences.

Business Uses of the Policy.  The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.  In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

Tax Shelter Regulations.  Prospective o wners should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to tax shelters.

Withholding.  To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

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Alternate Minimum Tax.  There may be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the o wner is subject to that tax.

Continuation of Policy Beyond Age 100.  The tax consequences of continuing the policy beyond the i nsured's 100th year are unclear.  You should consult a tax advisor if you intend to keep the policy in force beyond the Insured's 100th year.

Other Policy Owner Tax Matters.  The transfer of the policy or designation of a b eneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the policy to, or the designation as a b eneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the o wner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law.  The individual situation of each o wner or b eneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the p olicy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

Possible Tax Law Changes.  While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the policy could change by legislation or otherwise.  It is even possible that any legislative change could be retroactive (effective prior to the date of the change).  You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

Special Rules for Pension and Profit-Sharing Plans.  If a policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax advisor should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's b eneficiary, then the excess of the death benefit over the policy account value is not subject to the federal income tax.  However, the policy account value will generally be taxable to the extent it exceeds the participant's cost basis in the policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  You should consult a qualified tax advisor regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from p olicy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified tax advisor before requesting a loan under a p olicy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements.  If a policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  In July, 2007, the IRS and the Treasury Department released final regulations that prohibit the purchase of a life insurance policy in a 403(b) plan after September 23, 2007.  In addition, premiums, distributions and other transactions with respect to the policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax advisor should be consulted.

Foreign Tax Credits.  To the extent that any underlying eligible portfolio makes the appropriate election, certain foreign taxes paid by the portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to policy o wners.

Accelerated Death Benefit Rider.  The federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain.  You should consult a qualified tax advisor about the consequences of requesting payment under this Rider (s ee "Death Benefit – Accelerated Death Benefit" ).

Other Supplemental Benefits and Riders.  A further discussion of the tax consequences associated with particular supplemental benefits and riders available under the policy can be found in the SAI.

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers

T he Pension Protection Act of 2006 added Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  However, policies issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

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There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  First, if proper notice and consent are given and received, and if the i nsured was an employee at any time during the 12-month period before the i nsured's death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued the i nsured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each i nsured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is the employer’s responsibility to (a) provide the proper notice to each i nsured, (b) obtain the proper consent from each i nsured, (c) inform each i nsured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the i nsured, and (d) file the annual return required by Section 6039I.  If the employer-owner fail s to provide the necessary notice and information, or fail s to obtain the necessary consent, the death benefit will be taxable  when received.  If the employer-owner fail s to file a properly completed return under Section 6039I, a penalty may apply .

Split Dollar Arrangements

You may enter into a split dollar arrangements with another o wner or another person(s) whereby the payment of premiums and the right to receive the benefits under the policy (i.e., n et c ash s urrender v alue or i nsurance p roceeds) are split between the parties.  There are different ways of allocating these rights.  For example, an employer and employee might agree that under a p olicy on the life of the employee, the employer will pay the premiums and will have the right to receive the n et c ash s urrender v alue.  The employee may designate the b eneficiary to receive any i nsurance p roceeds in excess of the n et c ash s urrender v alue.  If the employee dies while such an arrangement is in effect, the employer would receive from the i nsurance p roceeds the amount that he would have been entitled to receive upon surrender of the policy and the employee's b eneficiary would receive the balance of the proceeds.

No transfer of policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

The Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department issued guidance that substantially affects the tax treatment of split dollar arrangements.  The parties who elect to enter into a split dollar arrangement should consult their own tax advisors regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangement

VOTING RIGHTS

All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds.  The Funds do not hold routine annual shareholders' meetings.  Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund.  NLIC is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting.  However, in accordance with its view of present applicable law, NLIC will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners.  Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLIC in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions.  Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated.  The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that Subaccount by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting.  Fractional shares will be counted.  For each share of a Portfolio for which Owners have

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no interest, NLIC will cast votes, for or against any matter, in the same proportion as Owners vote.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

If required by state insurance officials, NLIC may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment advis o r of one or more of the Portfolios.  In addition, NLIC may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLIC's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLIC.  If NLIC does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this prospectus are created under applicable federal securities laws and regulations.  If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLIC reserves the right to proceed in accordance with any such changed laws or regulations.

DISTRIBUTION OF POLICIES

The current distributor of the Policies is Nationwide Investment Services Corporation ("NISC") located at One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of NLIC.  Until May 1, 2009, the Policies were distributed by Nationwide Securities, LLC ("NSLLC") (formerly, 1717 Capital Management Company), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of NLIC.

The Policies were sold on a continuous basis until December 31, 2008 , by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009 , no new policies will be sold, but agents may continue to accept additional premium on existing Policies.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions paid by NLIC on the sale of these Policies provided by NISC are approximately 91% of the target premium plus 2% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the Policies provided by NISC that will not exceed 2% of actual premium payment, and will be 0% in policy years 11 and thereafter.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.

NISC received no compensation as principal underwriter of variable life insurance policies and variable annuity contracts offered by insurance company subsidiaries of Nationwide Financial Services, Inc. during 20 10 , 200 9 , or 200 8 .  NSLLC received $5,248,326, $6,996,236, and $11,699,242  during 20 10 , 200 9 , and 200 8 , respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLIC and its affiliates.  However, NSLLC did not retain any of the compensation it received as principal underwriter during the past 3 fiscal years.

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

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Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The separate account (not the Policy Owners) is the Portfolio shareholder.  When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy , which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.

An investment advisor or subadvisor of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

•
payments by a Portfolio's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 20 10 , the Portfolio payments we and our affiliates received from the Portfolios did not exceed 0. 61% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Portfolios.   We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the Portfolio's advisor or subadvisor is one of our affiliates or whether the Portfolio, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  An Owner's actual Policy and any endorsements or riders are the controlling documents.  To review a copy of his or her Policy and its endorsements and riders, if any, the Owner should contact NLIC's Service Center.

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LEGAL PROCEEDINGS

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious

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Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

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On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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FINANCIAL STATEMENTS

NLIC's consolidated financial statements and the financial statements of the Separate Account are contained in the SAI.  NLIC's consolidated financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLIC's consolidated financial statements only as bearing upon its ability to meet its obligations under the Policies.  For a free copy of these consolidated financial statements and/or the SAI, Owners should call or write to NLIC at its Service Center.

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DEFINITIONS

Application	The application the Owner must complete to purchase a Policy plus all forms required by NLIC or applicable law.
Attained Age	The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Base Premium	Total scheduled premium minus the premium processing charge and any premium for supplementary benefits and extra-premium class.
Beneficiary
The person(s) or entity(ies) designated to receive all or some of the Proceeds when the Insured dies.  The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLIC.  If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

Cash Value
The total amount invested under the Policy.  It is the sum of the Cash Values in the Subaccounts.  If there is an outstanding policy loan, the Cash Value in the General Account will be added to the Cash Value of the Subaccounts to determine the Cash Value of the Policy.

Death Benefit
The greatest of: (1) the applicable Guaranteed Minimum Death Benefit for the Policy; (2) the Face Amount plus the amount by which the Cash Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or (3) the Cash Value on the date of death times the appropriate Death Benefit Factor.  This amount is adjusted to determine the Proceeds at death which is paid to the Beneficiary.

Evidence of Insurability
The medical records or other documentation that NLIC may require to satisfy the Policy's underwriting standards.  NLIC may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLIC generally requires more documentation for Insureds in classes with extra ratings.  NLIC also may require different and/or additional evidence depending on the transaction requested; for example, NLIC may require more documentation for the issuance of a Policy than to reinstate a Policy.

Face Amount
The Face Amount is specified in the Policy.  If scheduled premiums are paid when due and there are no outstanding policy loans, this will be the minimum Death Benefit.  The Owner may not increase or decrease the Face Amount.

Grace Period	The 61-day period allowed for payment of a premium following the date NLIC mails notice of the amount required to keep the Policy in force.
Insured	The person whose life we insure under the policy and whose death triggers the payment of the Death Benefit.
Issue Age	The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Loan Value	The maximum amount that may be borrowed under the Policy.
Minimum Face Amount	The Minimum Face Amount is $50,000.
Monthly Deductions
The amount deducted from the Cash Value on each Policy Processing Day.  It includes the Cost of Insurance Charge, Administration Charge, Minimum Death Benefit Guarantee Charge, First Year Policy Charge, and the Supplementary Benefit Charge.

Net Amount at Risk	The amount by which the Death Benefit exceeds the Cash Value.
Net Cash Surrender Value	The Cash Value minus any applicable Surrender Charge and any outstanding policy loans and accrued interest.
Net Premiums	The remainder of a Base Premium after deduction of the 7½% charge for sales load and state premium tax or the remainder of an unscheduled premium after deduction of the Premium Expense Charge.
Owner , the policy owner, you, or your	The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.
Policy Anniversary	The same day and month as the Policy Date in each later year.

35

Policy Date
The date set forth in the Policy that is used to determine Policy Years and Policy Processing Days.  The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLIC and the proposed Insured.

Policy Issue Date	The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day	The day in each calendar month which is the same day of the month as the Policy Date. The 1 st Policy Processing Day is the Policy Date.
Policy Year	A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class	The classification of the Insured for cost of insurance purposes. The standard classes are non-smoker and smoker. There also are classes with extra ratings.
Premium Expense Charge	The amount deducted from a premium payment which consists of the Premium Processing Charge, the Sales Charge, and the state and local premium tax charge.
Proceeds	The net amount to be paid to the Beneficiary when the Insured dies or when the Policy is surrendered.
SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  To obtain a copy of the SAI, write or call the Service Center.

Special Premium Payment Single Premium	An amount used to determine whether the Owner is required to pay scheduled premiums to keep the Policy in full force.
Separate Account	The Nationwide Provident VLI Separate Account 1.
Service Center	The Technology and Service Center located at 5100 Rings Road, RR1-04-D4, Columbus, Ohio 43017.
Subaccount	A division of the Separate Account. The assets of each Subaccount are invested exclusively in a corresponding Portfolio that is part of one of the Funds.
Surrender Charge	The amount deducted from the Cash Value upon lapse or surrender of the Policy during the first 9 Policy Years.
Us, we, our, Nationwide, or the company	Nationwide Life Insurance Company.
Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to the Separate Account's portfolio of securities to materially affect the value of the Separate Account.  As of the date of this prospectus, NLIC is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 pm, EST ) and continuing until the close of business on the next Valuation Day.  Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

36

APPENDIX A
CALCULATION OF NET INVESTMENT FACTOR
AND CASH VALUE OF THE POLICY

Following is a description of how the net investment factor is calculated and how the net investment factor is used to determine the Cash Value of the Policy.

Net Investment Factor.  Each Separate Account has its own net investment factor.  The net investment factor of the Separate Account for a Valuation Period is a divided by b, minus c, where:

a. is:

1.	the value of the assets in the Separate Account for the preceding Valuation Period; plus

2.	the investment income and capital gains, realized or unrealized, credited to those assets during the Valuation Period for which the net investment factor is being determined; minus

3.	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

4.
any amount charged against the Separate Account for taxes, or any amount NLIC sets aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Separate Account; and

b. is the value of the assets for the preceding Valuation Period; and
c. is a charge no greater than 0.60% per year (.001644% for each day in the Valuation Period) for mortality and expense risks.

The charge in c. is expressed as a percentage of assets in the Subaccount at the beginning of each day during the Valuation Period.

Calculation of Cash Value.  When the first net scheduled premium is allocated to the Separate Account, the Cash Value of each Subaccount on the Policy Date will equal the Net Premium allocated to that Subaccount minus the first Monthly Deduction allocated to that Subaccount.  Thereafter, on each Valuation Day, the Cash Value of each Subaccount will equal:

1.	the Cash Value of the Subaccount on the previous Valuation Day times the net investment factor for the current Valuation Period; plus

2.	any Net Premiums received during the current Valuation Period which are allocated to that Separate Account; plus

3.	any Cash Value which, during the current Valuation Period:

a. is transferred to the Separate Account from the General Account when any loan amount is repaid, including interest credited to loaned amounts; and/or
b. is transferred to the Subaccount from another Subaccount when requested by the Owner; minus

4.	any Cash Value which, during the current Valuation Period:

a. is transferred from the Separate Account to the General Account when the Owner borrows on the Policy or fails to pay interest when due; and/or
b. is transferred from the Subaccount to another Subaccount when requested by the Owner; plus

5.	any dividends credited to the Separate Account during the current Valuation Period; minus

6.	the Monthly Deductions allocated to the Separate Account during the current Valuation Period; minus

7.	any partial withdrawals during the current Valuation Period which are allocated to the Separate Account.

The Cash Value of the Policy is equal to: (a) the sum of the Cash Value of each Subaccount; plus (b) the Cash Value in the General Account attributable to any outstanding policy loans.

37

APPENDIX B
PORTFOLIO INFORMATION

Below is a list of the available Subaccounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Subaccounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:           The underlying mutual fund corresponding to this Subaccount assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").

FF:           The underlying mutual fund corresponding to this Subaccount primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Subaccount may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

Alger Portfolios - Alger Small Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Money Management, Inc., Fidelity
Investments Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

38

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class IV (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class IV)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

39

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

40

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1
This Portfolio is only available in Policies issued before May 1, 2003
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Bond Fund: Class R1
This Portfolio is only available in Policies issued before May 1, 2003
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Global Bond Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

41

To learn more about this Policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800-688-5177 or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about NLIC and the policy.  Information about NLIC and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.  811-04460.

Securities Act of 1933 Registration File No. 333-164118.

42

Options

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

Main Administrative Office:
One Nationwide Plaza
Columbus, Ohio 43215
(614) 249-7111

Service Center:
5100 Rings Road, RR1-04-D4
Dublin, Ohio 43017
(800) 688-5177

STATEMENT OF ADDITIONAL INFORMATION
Individual Modified Premium Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the individual modified premium variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company ("NLIC").  This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 201 1 and the prospectuses for the Funds.  The Owner may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling NLIC at our address or phone number shown above.  Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.  No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 201 1 .

TABLE OF CONTENTS
Additional Policy Information	2	Performance Data	6
The Policy		Rating Agencies
Right to Contest the Policy		Money Market Yields
Misstatement of Age or Sex		Historical Performance of the Subaccounts
Suicide Exclusion		Standard & Poor's	6
Assignment		Additional Information	7
Beneficiary		Potential Conflicts of Interest
Change of Owner or Beneficiary		Policies Issued in Conjunction with Employee Benefit
Premium Classes		Plans
Effect of Policy Loans		Legal Developments Regarding Unisex Actuarial Tables
Delays in Payments of Policy Benefits		Safekeeping of Account Assets
Charge Discounts for Sales to Certain Policies		Policy Reports
Settlement Options		Records
Policy Termination		Independent Registered Public Accounting Firm
Policy Restoration Procedure		Additional Information About the Company
Supplemental Benefits and Riders	5	Additional Information About the Separate Account
Accelerated Death Benefit Rider		Other Information
Other Riders		Financial Statements	10
Illustrations	6

ADDITIONAL POLICY INFORMATION

The Policy

The Policy and the Application(s) attached thereto are the entire contract.  Only statements made in the Applications can be used to void the Policy or deny a claim.  NLIC assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties.  NLIC relies on those statements when it issues or changes a Policy.  Only the President or a Vice President of NLIC can agree to change or waive any provisions of the Policy and only in writing.  As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

Right to Contest the Policy

In issuing the Policy, NLIC relies on all statements made by or for the Owner and/or the Insured in the Application or in a supplemental Application.  Therefore, NLIC may contest the validity of a Policy based on material misstatements made in the Application (or any supplemental Application).

However, NLIC will not contest the Policy after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Issue Date, except for nonpayment of premiums.  Likewise, NLIC will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect during the Insured's lifetime for 2 years.

Misstatement of Age or Sex

If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex.  No adjustment will be made to the Cash Value.

Suicide Exclusion

In the event of the Insured's suicide within 2 years from the Issue Date of the Policy (except where state law requires a shorter period) NLIC's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any policy loan and accrued interest and any withdrawal of excess Cash Value.

Assignment

The Owner may assign any and all rights under the Policy.  No assignment binds NLIC unless in writing and received by NLIC at its Service Center.  NLIC assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest.  All assignments will be subject to any policy loan , outstanding policy liens, garnishments, court orders, or any previous assignments .  The interest of any Beneficiary or other person will be subordinate to any assignment.  A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

Beneficiary

The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to NLIC.  Any Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

Change of Owner or Beneficiary

As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to NLIC.  If two or more persons are named as Beneficiaries, those surviving the Insured will share the Proceeds equally, unless otherwise stated.  Any change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by NLIC.  NLIC will not be responsible for any payment made or action taken before it receives the written request.  A change in the Policy's ownership may have federal income tax consequences.

Premium Classes

NLIC currently places each Insured into one of two standard Premium Classes – nonsmoker and smoker – or into a Premium Class with extra ratings.  In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.  Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

Since the nonsmoker designation is not available for Insureds under Attained Age 22 (21 in Texas), shortly before an Insured attains age 22, NLIC will notify the Insured about possible classification as a nonsmoker and will send the Insured an Application for Change in Premium Class.  If the Insured does not qualify as a nonsmoker or does not return the Application, cost of insurance rates will be based on the Premium Class shown in the Policy.  However, if the Insured returns the Application and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

Effect of Policy Loans

A loan, whether or not repaid, will have a permanent effect on the Cash Value of the Policy and any Death Benefit in excess of the guaranteed minimum.  The effect could be favorable or unfavorable.  This is because the investment experience of the Subaccounts will only apply to the amount remaining in the Subaccounts and not to the amount transferred to the General Account.  If the investment experience of the Subaccounts is better than the amount being credited on loaned amounts, the Cash Value and hence Death Benefit in excess of the guaranteed minimum, will not increase as rapidly as they would have if no loan had been made.  However, if the investment experience of the Subaccounts is not as good as the rate being credited on loaned amounts, the Cash Value and excess Death Benefit will be higher than they would have been if no loan had been made.  The longer a loan is outstanding, the greater the effect is likely to be.

Delays in Payments of Policy Benefits

Proceeds under a Policy will ordinarily be paid to the Beneficiary within 7 days after NLIC receives proof of the Insured's death at its Service Center and all other requirements are satisfied.  Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by NLIC or required by law is paid on the Proceeds from the date of death until payment is made.

Any amounts payable as a result of surrender, withdrawal of excess Cash Value or policy loan will ordinarily be paid within seven days of receipt of written notices, permitted telephone, fax and/or email requests at NLIC's Service Center in a form satisfactory to NLIC.

For Policies sold in New York State, if the amount payable as a result of surrender, withdrawal of excess Cash Value or a policy loan is not mailed or delivered to the Owner within 10 working days of receipt by NLIC of the request, interest will be added to such amount at the rate required by New York law.

Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by NLIC of all required documents.  However, NLIC may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of NLIC policyholders.  NLIC will allow interest, at a rate of 3% a year, on any payment NLIC defers for 30 days or more as described above.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, NLIC may be required to reject a premium payment.  NLIC also may be required to provide additional information about an Owner's account to government regulators.  In addition, NLIC also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawal of excess Cash Value, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.

The Owner may decide the form in which Proceeds will be paid.  During the Insured's lifetime, the Owner may arrange for the Proceeds to be paid in a lump sum or under a settlement option.  These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Cash Value upon maturity of the Policy.  If no election is made, payment will be made in a lump sum.  The Beneficiary may also arrange for payment of the Proceeds in a lump sum or under a settlement option.  If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.

Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups.  NLIC may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, Monthly Administration Charge, Minimum Death Benefit Guarantee Charge, Policy Charge, monthly Cost of Insurance Charge, or other charges) where the size or nature of such sales results in savings to NLIC with respect to sales, underwriting, administrative, or other costs.  NLIC also may reduce or waive charges on Policies sold to officers, directors, and employees of NLIC or its affiliates.  The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, NLIC reduce or waive charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

3

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Owners.

Settlement Options

Settlement Options.  In lieu of a single sum payment on death or surrender, an election may be made to apply the Proceeds under any one of the fixed-benefit settlement options provided in the Policy.  A guaranteed interest rate of 3% per year applies to the options listed below.  Additional interest may be declared each year by NLIC in its sole discretion.  NLIC may also agree to other arrangements, including those that offer check writing capabilities with non-guaranteed interest rates.  Please refer to the Policy for more details.  As part of NLIC's General Account assets, settlement options Proceeds may be subject to claims of creditors.  Even if the Death Benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full.  This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings.  Owners should consult a tax advisor as to the tax treatment of payments under settlement options.

Proceeds at Interest Option.  Left on deposit to accumulate with NLIC with interest payable at a rate of at least 3% per year.

Installments of a Specified Amount Option.  Payable in equal installments until Proceeds applied under the option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

Installments for a Specified Period Option.  Payable in the number of equal monthly installments set forth in the election.  Payments may be increased by additional interest which would increase the installments certain.  The guaranteed interest rate is 3% per year.

Life Income Option.  Payable in equal monthly installments during the payee's life.  Payments will be made either with or without a guaranteed minimum number.  If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the Proceeds applied under the option are exhausted, as elected.

Joint and Survivor Life Income.  Payable in equal monthly installments, during the joint lives of the payee and one other person and during the life of the survivor.  The minimum number of payments will be for either 120 or 240 months, as elected.

Alternate Life Income Option.  Proceeds may be taken as a life income with the amount of the payments depending on the non-participating single premium immediate annuity rates at the time payments begin.

Policy Termination

The Policy will terminate on the earliest of:  (a) the maturity date; (b) the end of the Grace Period without a sufficient payment; (c) the date the Insured dies; or (d) the date the Policy is surrendered.

Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

4

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

SUPPLEMENTAL BENEFITS AND RIDERS

Accelerated Death Benefit Rider

Applicants residing in states that have approved the Accelerated Death Benefit rider (the "ADBR") may generally elect to add it to their Policy at any time, subject to NLIC receiving satisfactory additional Evidence of Insurability.  The ADBR is not yet available in all states and the terms under which it is available may vary from state to state.  There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.

The ADBR permits the Owner to receive, at his or her request and upon approval by NLIC, an accelerated payment of part of the Policy's Death Benefit generally when one of the following two events occurs:

1.	Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or

2.
Permanent Confinement to a Nursing Care Facility.  The Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no charge for adding the ADBR to a Policy.  However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

Tax Consequences of the Rider.  The federal income tax consequences associated with adding the ADBR or receiving the accelerated death benefit are uncertain.  Accordingly, Owners should consult a tax adviser before adding the ADBR to the Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit.  The ADBR provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding policy loans and accrued interest.  The ADBR also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLIC and its subsidiaries to $250,000.  This $250,000 maximum may be increased, as provided in the ADBR, to reflect inflation.  The term eligible Death Benefit under the ADBR means:

The Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLIC, minus:

1.	any dividend accumulations;

2.	any dividends due and not paid;

3.	any dividend payable at death if the Insured died at such time;

4.	any premium refund payable at death if the Insured died at such time; and

5.	any insurance payable under the terms of any other rider attached to a Policy.

An Owner must submit written notice to request the accelerated death benefit.  The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and policy loan interest.  There are no restrictions on the Owner's use of the benefit.  An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments.  If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Proceeds under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit.  In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit due proof of eligibility and a completed claim form to NLIC at its Service Center.  Due proof of eligibility means a written certification (described more fully in the ADBR), in a form acceptable to NLIC, from a treating physician stating that the Insured has a terminal illness or is expected to be permanently confined in a nursing care facility.  NLIC may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment the accelerated death benefit.  NLIC will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the Rider.  The accelerated death benefit is made in the form of a policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a policy loan being made in the amount of the requested benefit.  This policy loan operates as would any loan under the Policy.  To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "Death Benefit lien") in the amount of this advance.  Interest will accrue daily, at a rate determined as

5

described in the ADBR, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon is subtracted from the amount of Proceeds at death.

Effect on Existing Policy.  The Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any Death Benefit lien and accrued interest thereon.  In addition, if the Owner makes a request for a surrender, a policy loan, or a withdrawal of excess Cash Value, the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding Death Benefit lien plus accrued interest.  Therefore, depending upon the size of the Death Benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to 0 .  Premiums and policy loan interest must be paid when due.  However, if requested with the accelerated death benefit claim, future periodic planned premiums and policy loan interest may be paid automatically through additional accelerated death benefits.  In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the Death Benefit lien exceeds the Proceeds.

Other Riders

In addition to the ADBR rider, the following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deductions.

Disability Waiver of Premium.  Providing that in the event of the Insured's total disability before the Policy Anniversary nearest the Insured's 60th birthday and continuing for at least 90 days (where permitted), NLIC will waive all scheduled premiums after the commencement and during the continuance of such disability.  NLIC may offer a 180 day extended waiting period for certain Insureds who do not qualify for the normal 90-day period.

Accidental Death Benefit.  Providing for an additional fixed amount of Death Benefit in the event the Insured dies from accidental bodily injury before the Policy Anniversary nearest the Insured's 70th birthday.

Guaranteed Purchase Option.  Providing that the Owner may purchase additional insurance on the Insured's life at specified times without Evidence of Insurability and under certain other circumstances.

ILLUSTRATIONS

Before you purchase the Policy and after the first Policy Anniversary, upon your request, you may ask for an illustration of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.  Illustrations are provided free of charge.

PERFORMANCE DATA

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect our financial strength or claims-paying ability.  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend us or the Policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount.  Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

STANDARD & POOR'S

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.  and have been licensed for use by NLIC and the Nationwide Variable Insurance Trust.  Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

6

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to NLIC and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to NLIC, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund.  S&P has no obligation to take the needs of NLIC, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to results to be obtained by NLIC, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.  S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION

Potential Conflicts of Interest

Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with NLIC or each other, a practice known as "shared funding."  They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding."  As a result, there is a possibility that a material conflict may arise between the interest of Owners, whose Cash Values are allocated to the Subaccounts, and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios.  Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986, as amended.  As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of any such material conflicts, NLIC will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.  There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Policies Issued in Conjunction with Employee Benefit Plans

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Internal Revenue Code of 1986, as amended.  For EBS Policies, the maximum mortality rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB.  Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class.  Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies.  There is no provision for misstatement of sex in the EBS Policies.  Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

Legal Developments Regarding Unisex Actuarial Tables

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex.  In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983.  Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date.  In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances.  The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

7

Safekeeping of Account Assets

NLIC holds the Separate Account's assets physically segregated and apart from the General Account.  NLIC maintains records of all purchases and sales of Portfolio shares by each of the Subaccounts.  A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering NLIC's officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Policy Reports

At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any policy loans and accrued interest, the current Cash Value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any withdrawal of excess Cash Value since the last report, and the current Net Cash Surrender Value.  In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Cash Value), the taking of a loan, a repayment of a loan, a withdrawal of excess Cash Value, and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).  An Owner may request that a similar report be prepared at other times.  NLIC may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.  An Owner will be sent a semi-annual report containing the financial statements of each Portfolio in which he or she is invested.

Records

NLIC will maintain all records relating to the Separate Account at NLIC's Service Center.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Provident VLI Separate Account-1 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the  consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Additional Information About the Company

Nationwide Life Insurance Company ("NLIC") is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  NLIC provides life insurance, annuities and retirement products.  NLIC is admitted to do business in all states, the District of Columbia and Puerto Rico.  NLIC is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company ("NMIC") and all of its subsidiaries and affiliates.  NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of NMIC.

On January 1, 2009, NFS became a private wholly owned subsidiary of NMIC.  NFS is the holding company of NLIC and other companies that comprise the retirement savings operations of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $1 48.7 billion as of December 31, 20 10 .

Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ("NLICA"), at that time a wholly owned subsidiary of NFS.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ("PMLIC").  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Effective following the close of business on December 31, 2009, NLICA merged with and into NLIC, and NLIC was the surviving company.

NLIC submits annual statements on our operations and finances to insurance officials in all states and jurisdictions in which it does business.  NLIC has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLIC intends to reinsure a portion of the risks assumed under the Policies.

Additional Information About the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby NLICA converted from a mutual insurance company to a stock life insurance company, became a wholly-owned subsidiary of NFS, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

8

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies.  Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI.  Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street NE, Washington, DC 20549.

Financial Statements

All financial statements included in the SAI should be considered only as bearing on our ability to meet our obligations under the Policies.  They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

9

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account-1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account-1 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
SmallCap Growth Portfolio - Class O Shares (AASCO)
821,958 shares (cost $15,392,865)	$26,343,762
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
60,163 shares (cost $912,311)	970,434
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
96,570 shares (cost $2,566,421)	2,841,094
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
137,416 shares (cost $4,668,532)	4,842,541
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
142,442 shares (cost $592,644)	824,739
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
46,557 shares (cost $210,011)	263,510
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
164,799 shares (cost $8,228,942)	9,288,050
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
55,786 shares (cost $2,733,327)	3,126,264
Investors Growth Stock Series - Initial Class (MIGIC)
71,413 shares (cost $696,662)	786,255
Value Series - Initial Class (MVFIC)
226,892 shares (cost $2,774,223)	2,945,058
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
5,337 shares (cost $74,114)	82,355
Core Plus Fixed Income Portfolio - Class I (MSVFI)
80,267 shares (cost $830,143)	803,471
Emerging Markets Debt Portfolio - Class I (MSEM)
50,952 shares (cost $380,486)	414,748
U.S. Real Estate Portfolio - Class I (MSVRE)
55,285 shares (cost $491,774)	713,730
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
21,453 shares (cost $248,479)	235,339
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
39,547 shares (cost $450,968)	433,435
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
539,041 shares (cost $7,526,561)	7,648,995
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
15,857 shares (cost $233,343)	274,483
American Funds NVIT Bond Fund - Class II (GVABD2)
33,544 shares (cost $345,112)	370,992
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
57,264 shares (cost $1,102,284)	1,250,077
American Funds NVIT Growth Fund - Class II (GVAGR2)
21,289 shares (cost $1,065,666)	1,155,795
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
5,233 shares (cost $165,758)	192,937
Federated NVIT High Income Bond Fund - Class I (HIBF)
69,801 shares (cost $473,223)	478,140
Federated NVIT High Income Bond Fund - Class III (HIBF3)
239,395 shares (cost $1,482,663)	1,637,465
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
146,293 shares (cost $1,600,013)	1,929,604
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
358,466 shares (cost $4,581,932)	4,720,994
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
48,385 shares (cost $364,324)	434,010
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,728,220 shares (cost $13,310,126)	15,467,573
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
4,886 shares (cost $41,222)	50,522
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
38,882 shares (cost $297,629)	347,993
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Cardinal Balanced Fund - Class I (NVCRB1)
291 shares (cost $2,803)	3,033
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
34,785 shares (cost $310,355)	352,721
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
1,252 shares (cost $11,494)	13,085
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
47,953 shares (cost $429,612)	493,919
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
94,177 shares (cost $825,198)	937,999
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2,739 shares (cost $26,758)	28,810
NVIT Core Bond Fund - Class I (NVCBD1)
28,552 shares (cost $303,444)	300,655
NVIT Core Plus Bond Fund - Class I (NVLCP1)
3,461 shares (cost $39,347)	38,418
NVIT Fund - Class IV (TRF4)
10,264,807 shares (cost $112,977,431)	93,409,740
NVIT Government Bond Fund - Class I (GBF)
46,448 shares (cost $549,836)	533,692
NVIT Government Bond Fund - Class IV (GBF4)
1,955,332 shares (cost $22,765,039)	22,447,211
NVIT Growth Fund - Class IV (CAF4)
1,357,894 shares (cost $14,438,556)	18,929,041
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
520,775 shares (cost $5,194,081)	4,832,795
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
613 shares (cost $8,093)	8,742
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
160,637 shares (cost $1,548,519)	1,636,892
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,340,307 shares (cost $37,662,797)	45,833,640
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,392,192 shares (cost $26,492,668)	24,878,795
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
208,625 shares (cost $2,158,474)	2,173,876
NVIT Mid Cap Index Fund - Class I (MCIF)
191,839 shares (cost $3,107,824)	3,541,351
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
183,102 shares (cost $1,433,376)	1,790,742
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,717,451 shares (cost $22,844,630)	17,449,299
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
1,775,322 shares (cost $23,743,978)	18,108,288
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
557,120 shares (cost $5,038,608)	5,353,927
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
204,873 shares (cost $1,819,299)	1,839,756
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,870,135 shares (cost $34,016,293)	51,818,237
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
526,642 shares (cost $4,413,910)	5,424,416
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
137,052 shares (cost $1,895,595)	2,114,712
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,836,216 shares (cost $20,111,003)	19,188,460
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
1,045,638 shares (cost $20,154,663)	18,873,763
NVIT Multi-Sector Bond Fund - Class I (MSBF)
207,039 shares (cost $1,767,437)	1,776,398
NVIT S&P 500 Index Fund - Class IV (GVEX4)
14,613,748 shares (cost $115,146,156)	127,724,158
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Short Term Bond Fund - Class II (NVSTB2)
137,724 shares (cost $1,422,359)	1,424,065
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
6,717,628 shares (cost $101,705,261)	102,040,768
Templeton NVIT International Value Fund - Class III (NVTIV3)
6,884 shares (cost $92,628)	86,250
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
1,619,336 shares (cost $17,691,925)	16,403,870
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
405,123 shares (cost $2,785,216)	3,492,163
NVIT Money Market Fund - Class IV (SAM4)
46,605,530 shares (cost $46,605,530)	46,605,530
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
956,750 shares (cost $11,502,979)	10,715,601
V.I. Basic Value Fund - Series I (AVBVI)
32,492 shares (cost $151,579)	207,301
V.I. Capital Appreciation Fund - Series I (AVCA)
12,057 shares (cost $268,659)	280,918
V.I. Capital Development Fund - Series I (AVCDI)
97,659 shares (cost $1,309,646)	1,309,601
VPS Growth and Income Portfolio - Class A (ALVGIA)
106,572 shares (cost $2,002,665)	1,831,969
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
198,215 shares (cost $2,698,959)	3,359,739
VP Income & Growth Fund - Class I (ACVIG)
224,813 shares (cost $1,502,263)	1,360,118
VP Inflation Protection Fund - Class II (ACVIP2)
277,538 shares (cost $2,928,142)	3,077,892
VP International Fund - Class I (ACVI)
45,333 shares (cost $301,055)	388,048
VP Mid Cap Value Fund - Class I (ACVMV1)
66,234 shares (cost $771,548)	936,549
VP Ultra(R) Fund - Class I (ACVU1)
6,198 shares (cost $49,790)	58,141
VP Value Fund - Class I (ACVV)
293 shares (cost $1,669)	1,718
VP Vista(SM) Fund - Class I (ACVVS1)
21 shares (cost $278)	349
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
536,518 shares (cost $5,797,872)	6,545,523
Stock Index Fund, Inc. - Initial Shares (DSIF)
262,865 shares (cost $7,872,509)	7,799,213
Appreciation Portfolio - Initial Shares (DCAP)
71,267 shares (cost $2,484,190)	2,525,697
Developing Leaders Portfolio - Initial Shares (DSC)
8,088 shares (cost $223,846)	247,417
Capital Appreciation Fund II - Primary Shares (FVCA2P)
17,876 shares (cost $97,855)	114,408
Quality Bond Fund II - Primary Shares (FQB)
256,466 shares (cost $2,802,424)	2,962,179
Equity-Income Portfolio - Initial Class (FEIP)
4,679,318 shares (cost $101,718,056)	89,000,619
High Income Portfolio - Initial Class (FHIP)
1,752,875 shares (cost $9,715,922)	9,763,516
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2,394,008 shares (cost $33,187,320)	34,808,871
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
3,371 shares (cost $76,198)	80,508
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
82,109 shares (cost $1,423,801)	1,637,258
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
197,126 shares (cost $3,958,140)	3,737,517
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
61,390 shares (cost $629,388)	650,737
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
158,910 shares (cost $1,611,124)	1,681,271
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
121,391 shares (cost $1,242,445)	1,238,186
VIP Fund - Growth Portfolio - Initial Class (FGP)
3,182,863 shares (cost $98,026,629)	118,052,377
VIP Fund - Growth Portfolio - Service Class (FGS)
62,561 shares (cost $2,069,283)	2,314,133
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
858,047 shares (cost $4,312,114)	4,762,159
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2,884,120 shares (cost $35,821,869)	37,003,253
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
112,852 shares (cost $1,395,568)	1,436,607
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
434,969 shares (cost $12,801,807)	14,145,178
VIP Fund - Overseas Portfolio - Initial Class (FOP)
1,018,721 shares (cost $17,614,249)	17,083,956
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,428,052 shares (cost $26,788,571)	23,891,316
VIP Fund - Overseas Portfolio - Service Class (FOS)
4,725 shares (cost $95,517)	78,903
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
145,443 shares (cost $2,543,260)	2,425,985
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
257,434 shares (cost $2,053,566)	2,499,687
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
360,064 shares (cost $5,393,333)	6,895,223
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
384,385 shares (cost $5,856,475)	6,361,575
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
280,648 shares (cost $2,525,956)	3,151,679
Templeton Foreign Securities Fund - Class 1 (TIF)
97,851 shares (cost $1,452,964)	1,422,758
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
122,760 shares (cost $2,120,872)	2,391,365
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
7,666 shares (cost $54,667)	59,104
International Portfolio - S Class Shares (AMINS)
187 shares (cost $1,758)	1,931
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
11,143 shares (cost $243,087)	305,547
Partners Portfolio - I Class Shares (AMTP)
312,547 shares (cost $2,509,912)	3,522,402
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
52,128 shares (cost $610,594)	639,095
Socially Responsive Portfolio - I Class Shares (AMSRS)
41,446 shares (cost $502,082)	615,890
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
4 shares (cost $177)	180
Global Securities Fund/VA - Class 3 (OVGS3)
282,524 shares (cost $8,506,679)	8,616,975
Global Securities Fund/VA - Non-Service Shares (OVGS)
57,262 shares (cost $1,722,505)	1,735,037
High Income Fund/VA - Class 3 (OVHI3)
155,603 shares (cost $317,634)	332,990
High Income Fund/VA - Non-Service Shares (OVHI)
92,373 shares (cost $178,391)	196,754
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
118,281 shares (cost $2,517,714)	2,469,706
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
82,665 shares (cost $1,304,345)	1,459,873
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
19,022 shares (cost $210,289)	216,847
Low Duration Portfolio - Administrative Class (PMVLDA)
61,792 shares (cost $636,723)	645,108
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
12,387 shares (cost $180,876)	201,049
Putnam VT International Equity Fund - IB Shares (PVTIGB)
8,350 shares (cost $79,732)	98,365
Putnam VT Voyager Fund - IB Shares (PVTVB)
14,283 shares (cost $462,989)	552,182
Blue Chip Growth Portfolio - II (TRBCG2)
14 shares (cost $151)	151
Equity Income Portfolio - II (TREI2)
14 shares (cost $268)	278
Health Sciences Portfolio - II (TRHS2)
2,846 shares (cost $41,696)	41,377
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
378,340 shares (cost $4,355,175)	4,551,428
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
283,011 shares (cost $3,216,990)	3,404,618
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,105,318 shares (cost $11,778,628)	15,618,136
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,214,500 shares (cost $16,170,363)	17,173,025
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
370,531 shares (cost $11,330,204)	13,961,622
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
209,202 shares (cost $6,473,369)	7,880,649
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
121,571 shares (cost $1,857,705)	1,796,820
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
158,520 shares (cost $1,149,019)	1,233,284
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
234,248 shares (cost $3,256,498)	3,497,317
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
98,117 shares (cost $1,122,721)	1,183,293
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
47,317 shares (cost $430,143)	468,984
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
47,825 shares (cost $689,657)	1,017,720
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
26,983 shares (cost $301,572)	497,030
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
7,160 shares (cost $51,223)	57,634

Total Investments	$1,277,073,001

Accounts Receivable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,192,756
Accounts Payable - VP Vista(SM) Fund - Class I (ACVVS1)	(88)
Accounts Payable - International Portfolio - S Class Shares (AMINS)	(164)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(1,257,602)
Other Accounts Payable	(604,341)

$1,276,403,562

Contract Owners’ Equity:
Accumulation units	1,276,403,562

Total Contract Owners’ Equity (note 7)	$1,276,403,562

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	AASCO	MLVGA2	JABS	JACAS	JAGTS2	JAGTS	JARLCS
Reinvested dividends	$15,436,130	-	9,895	69,816	10,263	-	-	95
Mortality and expense risk charges (note 5)	(7,460,234)	(151,655)	(4,743)	(18,459)	(32,124)	(5,063)	(1,317)	(51)

Net investment income (loss)	7,975,896	(151,655)	5,152	51,357	(21,861)	(5,063)	(1,317)	44

Realized gain (loss) on investments	(42,683,430)	2,438,067	13,237	15,964	(119,783)	(10,912)	847	8,146
Change in unrealized gain (loss) on investments	202,622,483	3,134,203	44,375	134,599	400,990	187,210	43,229	(5,723)

Net gain (loss) on investments	159,939,053	5,572,270	57,612	150,563	281,207	176,298	44,076	2,423

Reinvested capital gains	4,117,552	-	4,947	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$172,032,501	5,420,615	67,711	201,920	259,346	171,235	42,759	2,467

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE
Reinvested dividends	$48,279	14,569	3,744	43,479	-	43,304	14,850	12,529
Mortality and expense risk charges (note 5)	(61,754)	(16,933)	(5,282)	(20,399)	(97)	(5,416)	(2,495)	(3,655)

Net investment income (loss)	(13,475)	(2,364)	(1,538)	23,080	(97)	37,888	12,355	8,874

Realized gain (loss) on investments	(148,547)	(103,858)	(5,357)	(220,962)	1,106	(25,297)	33,556	70,636
Change in unrealized gain (loss) on investments	2,146,425	681,471	82,694	502,793	8,241	33,903	(13,750)	69,224

Net gain (loss) on investments	1,997,878	577,613	77,337	281,831	9,347	8,606	19,806	139,860

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,984,403	575,249	75,799	304,911	9,250	46,494	32,161	148,734

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVAGF3	NVAGF6	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$12,946	22,432	11,824	2,990	7,081	8,496	1,767	2,098
Mortality and expense risk charges (note 5)	(1,184)	(1,184)	(3,216)	(1,670)	(2,648)	(8,016)	(7,835)	(1,424)

Net investment income (loss)	11,762	21,248	8,608	1,320	4,433	480	(6,068)	674

Realized gain (loss) on investments	3,882	1,739	2,578	(9,897)	(3,588)	(38,749)	(89,410)	(13,250)
Change in unrealized gain (loss) on investments	(11,095)	(13,862)	122,393	34,504	15,759	156,967	261,222	34,264

Net gain (loss) on investments	(7,213)	(12,123)	124,971	24,607	12,171	118,218	171,812	21,014

Reinvested capital gains	4,974	9,160	16,194	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,523	18,285	149,773	25,927	16,604	118,698	165,744	21,688

Investment Activity:	HIBF	HIBF3	GEM	GEM3	GVGU1	GVGU	NVIE6	NVNMO1
Reinvested dividends	$46,723	146,918	1,064	3,016	3,016	7,914	3,326	30,077
Mortality and expense risk charges (note 5)	(3,590)	(11,770)	(9,540)	(29,309)	(843)	(2,310)	(3,133)	(88,239)

Net investment income (loss)	43,133	135,148	(8,476)	(26,293)	2,173	5,604	193	(58,162)

Realized gain (loss) on investments	107,808	(54,215)	(325,930)	(661,198)	(212,617)	(378,484)	20,251	391,507
Change in unrealized gain (loss) on investments	(80,948)	115,639	555,207	1,333,611	195,297	336,335	19,507	452,979

Net gain (loss) on investments	26,860	61,424	229,277	672,413	(17,320)	(42,149)	39,758	844,486

Reinvested capital gains	-	-	-	-	-	-	-	1,264,317

Net increase (decrease) in contract owners’ equity resulting from operations	$69,993	196,572	220,801	646,120	(15,147)	(36,545)	39,951	2,050,641

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1
Reinvested dividends	$250	1,396	84	2,449	164	3,928	5,544	297
Mortality and expense risk charges (note 5)	(173)	(2,538)	(50)	(2,321)	(95)	(3,161)	(5,765)	(182)

Net investment income (loss)	77	(1,142)	34	128	69	767	(221)	115

Realized gain (loss) on investments	504	21,915	615	1,420	81	9,808	5,460	246
Change in unrealized gain (loss) on investments	6,214	884	(49)	34,626	418	35,340	102,456	1,836

Net gain (loss) on investments	6,718	22,799	566	36,046	499	45,148	107,916	2,082

Reinvested capital gains	-	24,592	-	16	194	-	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	$6,795	46,249	600	36,190	762	45,915	107,695	2,244

Investment Activity:	NVCBD1	NVLCP1	TRF4	GVGF1	GVGFS	GBF	GBF4	CAF4
Reinvested dividends	$8,478	1,281	913,167	554	1,065	15,657	683,639	109,972
Mortality and expense risk charges (note 5)	(1,983)	(318)	(357,288)	(336)	(743)	(4,007)	(132,824)	(110,561)

Net investment income (loss)	6,495	963	555,879	218	322	11,650	550,815	(589)

Realized gain (loss) on investments	11,893	4,509	(7,012,074)	(11,120)	79,677	2,899	171,824	748,830
Change in unrealized gain (loss) on investments	(5,367)	(3,045)	17,497,077	13,780	(73,748)	(13,108)	(560,890)	2,312,769

Net gain (loss) on investments	6,526	1,464	10,485,003	2,660	5,929	(10,209)	(389,066)	3,061,599

Reinvested capital gains	3,014	1,017	-	-	-	19,538	832,303	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,035	3,444	11,040,882	2,878	6,251	20,979	994,052	3,061,010

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVGH1	GVGHS	GVIDA	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$1,101	1,355	72,798	45	32,924	883,577	453,591	38,747
Mortality and expense risk charges (note 5)	(684)	(1,010)	(32,140)	(24)	(10,686)	(245,770)	(174,261)	(13,581)

Net investment income (loss)	417	345	40,658	21	22,238	637,807	279,330	25,166

Realized gain (loss) on investments	(15,792)	(11,251)	(499,174)	6	68,983	(1,662,381)	(1,262,392)	(21,798)
Change in unrealized gain (loss) on investments	20,291	16,799	1,060,869	653	(12,488)	5,397,352	3,763,692	149,136

Net gain (loss) on investments	4,499	5,548	561,695	659	56,495	3,734,971	2,501,300	127,338

Reinvested capital gains	-	-	-	10	3,636	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,916	5,893	602,353	690	82,369	4,372,778	2,780,630	152,504

Investment Activity:	MCIF	NVMIG3	GVDIV3	GVDIV4	NVMLG1	NVMLV1	NVMMG1	NVMMV2
Reinvested dividends	$41,371	12,764	372,230	391,415	2,489	11,665	-	67,549
Mortality and expense risk charges (note 5)	(23,897)	(11,742)	(98,729)	(102,326)	(21,819)	(16,803)	(275,342)	(36,580)

Net investment income (loss)	17,474	1,022	273,501	289,089	(19,330)	(5,138)	(275,342)	30,969

Realized gain (loss) on investments	(77,096)	53,903	(2,111,772)	(201,574)	213,513	181,070	2,360,475	142,859
Change in unrealized gain (loss) on investments	817,995	156,839	2,705,522	767,139	144,784	(105,088)	9,075,049	474,245

Net gain (loss) on investments	740,899	210,742	593,750	565,565	358,297	75,982	11,435,524	617,104

Reinvested capital gains	3,631	-	-	-	197,422	74,832	-	242,982

Net increase (decrease) in contract owners’ equity resulting from operations	$762,004	211,764	867,251	854,654	536,389	145,676	11,160,182	891,055

								(Continued )

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCGF	SCVF4	SCF4	MSBF	GVEX4	NVSTB2	GGTC	GGTC3
Reinvested dividends	$-	106,580	49,913	111,986	2,114,980	18,257	-	-
Mortality and expense risk charges (note 5)	(12,098)	(116,669)	(110,714)	(12,115)	(778,542)	(9,365)	(570)	(1,311)

Net investment income (loss)	(12,098)	(10,089)	(60,801)	99,871	1,336,438	8,892	(570)	(1,311)

Realized gain (loss) on investments	(81,581)	(1,417,048)	(1,878,004)	(64,150)	(2,804,052)	2,603	9,447	(14,032)
Change in unrealized gain (loss) on investments	500,097	5,600,868	5,847,540	129,317	17,522,189	7,714	(1,666)	30,615

Net gain (loss) on investments	418,516	4,183,820	3,969,536	65,167	14,718,137	10,317	7,781	16,583

Reinvested capital gains	-	-	-	-	-	2,641	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$406,418	4,173,731	3,908,735	165,038	16,054,575	21,850	7,211	15,272

Investment Activity:	GVUG1	NVOLG1	NVTIV3	EIF4	NVRE1	SAM4	AMTB	AVBVI
Reinvested dividends	$-	4,685	1,611	237,413	60,677	69	565,161	1,203
Mortality and expense risk charges (note 5)	(2,707)	(35,845)	(479)	(100,098)	(22,949)	(329,869)	(71,639)	(1,257)

Net investment income (loss)	(2,707)	(31,160)	1,132	137,315	37,728	(329,800)	493,522	(54)

Realized gain (loss) on investments	(243,619)	38,563	473	(268,396)	167,852	-	(394,240)	31,477
Change in unrealized gain (loss) on investments	303,183	328,630	(6,633)	2,342,436	336,912	-	416,512	(15,843)

Net gain (loss) on investments	59,564	367,193	(6,160)	2,074,040	504,764	-	22,272	15,634

Reinvested capital gains	-	27,050	11,242	-	265,495	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$56,857	363,083	6,214	2,211,355	807,987	(329,800)	515,794	15,580

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVCA	AVCDI	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVI3
Reinvested dividends	$1,825	-	-	16,174	19,835	50,697	10,128	-
Mortality and expense risk charges (note 5)	(1,840)	(8,861)	(12,727)	(22,443)	(9,404)	(20,848)	(2,470)	-

Net investment income (loss)	(15)	(8,861)	(12,727)	(6,269)	10,431	29,849	7,658	-

Realized gain (loss) on investments	(22,615)	(166,634)	(324,806)	(375,768)	(92,887)	21,223	(70,474)	3
Change in unrealized gain (loss) on investments	56,694	378,374	541,326	1,029,870	247,817	81,166	108,757	(4)

Net gain (loss) on investments	34,079	211,740	216,520	654,102	154,930	102,389	38,283	(1)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,064	202,879	203,793	647,833	165,361	132,238	45,941	(1)

Investment Activity:	ACVMV1	ACVU1	ACVV	ACVVS1	DVSCS	DSIF	DCAP	DSC
Reinvested dividends	$17,428	295	81,908	-	32,625	130,550	52,875	1,554
Mortality and expense risk charges (note 5)	(5,295)	(351)	(35,634)	(3)	(41,232)	(51,775)	(17,353)	(1,099)

Net investment income (loss)	12,133	(56)	46,274	(3)	(8,607)	78,775	35,522	455

Realized gain (loss) on investments	55,865	12,849	(1,049,441)	631	(823,129)	(206,534)	(103,908)	(46,571)
Change in unrealized gain (loss) on investments	70,089	(5,859)	1,529,786	(130)	2,123,470	1,089,982	395,981	76,890

Net gain (loss) on investments	125,954	6,990	480,345	501	1,300,341	883,448	292,073	30,319

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$138,087	6,934	526,619	498	1,291,734	962,223	327,595	30,774

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FVCA2P	FALF	FQB	FEIP	FHIP	FAMP	FCP	FNRS2
Reinvested dividends	$1,086	804	143,693	1,521,183	734,545	563,428	47,545	5,220
Mortality and expense risk charges (note 5)	(962)	(60)	(21,127)	(519,003)	(57,835)	(198,123)	(557,728)	(10,557)

Net investment income (loss)	124	744	122,566	1,002,180	676,710	365,305	(510,183)	(5,337)

Realized gain (loss) on investments	(5,415)	(9,161)	49,114	(3,733,075)	(316,890)	57,973	(7,358,272)	(347,020)
Change in unrealized gain (loss) on investments	19,159	10,081	48,516	14,227,109	869,716	3,687,749	20,727,132	592,942

Net gain (loss) on investments	13,744	920	97,630	10,494,034	552,826	3,745,722	13,368,860	245,922

Reinvested capital gains	-	-	-	-	-	169,675	32	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,868	1,664	220,196	11,496,214	1,229,536	4,280,702	12,858,709	240,585

Investment Activity:	FEIS	FF10S	FF20S	FF30S	FGP	FGS	FHIPR	FIGBP
Reinvested dividends	$59,558	12,718	33,065	22,066	293,755	3,667	351,776	1,301,720
Mortality and expense risk charges (note 5)	(24,929)	(3,661)	(9,650)	(7,619)	(654,776)	(14,946)	(30,913)	(246,095)

Net investment income (loss)	34,629	9,057	23,415	14,447	(361,021)	(11,279)	320,863	1,055,625

Realized gain (loss) on investments	(182,599)	(30,884)	(32,172)	(102,539)	(5,453,925)	(14,229)	42,752	157,802
Change in unrealized gain (loss) on investments	615,777	64,628	184,876	232,711	28,575,162	459,143	177,945	1,017,148

Net gain (loss) on investments	433,178	33,744	152,704	130,172	23,121,237	444,914	220,697	1,174,950

Reinvested capital gains	-	9,803	11,750	8,656	361,248	6,915	-	395,611

Net increase (decrease) in contract owners’ equity resulting from operations	$467,807	52,604	187,869	153,275	23,121,464	440,550	541,560	2,626,186

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FIGBS	FMCS	FOP	FOPR	FOS	FOSR	FVSS	FTVRDI
Reinvested dividends	$50,408	33,760	221,147	308,310	955	28,722	9,999	100,042
Mortality and expense risk charges (note 5)	(10,602)	(85,852)	(99,197)	(134,716)	(560)	(15,666)	(16,099)	(40,973)

Net investment income (loss)	39,806	(52,092)	121,950	173,594	395	13,056	(6,100)	59,069

Realized gain (loss) on investments	11,105	(535,042)	981,138	(551,861)	(916)	(107,239)	(474,135)	(243,395)
Change in unrealized gain (loss) on investments	25,160	3,625,725	723,446	2,970,641	8,727	353,134	974,276	1,325,159

Net gain (loss) on investments	36,265	3,090,683	1,704,584	2,418,780	7,811	245,895	500,141	1,081,764

Reinvested capital gains	15,792	40,942	30,156	42,042	140	4,224	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$91,863	3,079,533	1,856,690	2,634,416	8,346	263,175	494,041	1,140,833

Investment Activity:	FTVSVI	FTVDM3	TIF	FTVGI3	FTVFA2	AMINS	AMCG	AMTP
Reinvested dividends	$55,930	43,916	26,683	30,530	1,193	207	-	22,021
Mortality and expense risk charges (note 5)	(41,416)	(19,289)	(8,117)	(15,452)	(225)	(8)	(1,298)	(20,033)

Net investment income (loss)	14,514	24,627	18,566	15,078	968	199	(1,298)	1,988

Realized gain (loss) on investments	(419,307)	(493,983)	(43,945)	34,408	374	103	25,413	188,983
Change in unrealized gain (loss) on investments	1,857,992	918,057	125,113	221,104	4,165	45	26,247	291,017

Net gain (loss) on investments	1,438,685	424,074	81,168	255,512	4,539	148	51,660	480,000

Reinvested capital gains	-	-	-	5,560	5	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,453,199	448,701	99,734	276,150	5,512	347	50,362	481,988

								(Continued )

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVHI3	OVHI	OVGI
Reinvested dividends	$-	206	6,090	108,126	23,438	15,946	7,542	25,059
Mortality and expense risk charges (note 5)	(3,814)	(3,955)	(23,303)	(56,945)	(10,490)	(2,024)	(809)	(16,188)

Net investment income (loss)	(3,814)	(3,749)	(17,213)	51,181	12,948	13,922	6,733	8,871

Realized gain (loss) on investments	(81,051)	(105,182)	165,181	(250,835)	(64,221)	(92,496)	(82,605)	(68,182)
Change in unrealized gain (loss) on investments	178,424	220,948	90,266	1,342,417	287,100	116,131	94,039	384,759

Net gain (loss) on investments	97,373	115,766	255,447	1,091,582	222,879	23,635	11,434	316,577

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$93,559	112,017	238,234	1,142,763	235,827	37,557	18,167	325,448

Investment Activity:	OVSC	PMVFBA	PMVLDA	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2
Reinvested dividends	$9,796	2,086	9,480	2,903	3,661	14,308	-	21,967
Mortality and expense risk charges (note 5)	(9,768)	(1,128)	(4,342)	(1,342)	(673)	(5,932)	(7,715)	(12,277)

Net investment income (loss)	28	958	5,138	1,561	2,988	8,376	(7,715)	9,690

Realized gain (loss) on investments	(87,862)	782	3,824	(29,906)	5,280	122,620	75,314	(128,155)
Change in unrealized gain (loss) on investments	377,595	10,343	10,490	48,421	1,158	(21,479)	101,389	329,815

Net gain (loss) on investments	289,733	11,125	14,314	18,515	6,438	101,141	176,703	201,660

Reinvested capital gains	-	1,694	2,042	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$289,761	13,777	21,494	20,076	9,426	109,517	168,988	211,350

								(Continued )

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TRHS2	TRLT2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA
Reinvested dividends	$-	16	173,025	137,099	81,997	101,018	36,761	22,354
Mortality and expense risk charges (note 5)	(49)	-	(25,832)	(21,500)	(82,530)	(90,864)	(63,448)	(38,893)

Net investment income (loss)	(49)	16	147,193	115,599	(533)	10,154	(26,687)	(16,539)

Realized gain (loss) on investments	1,967	7	(15,653)	(30,001)	(1,957,566)	(2,941,033)	38,787	33,589
Change in unrealized gain (loss) on investments	(319)	(2)	117,225	111,366	5,253,940	6,629,324	3,017,437	1,710,175

Net gain (loss) on investments	1,648	5	101,572	81,365	3,296,374	3,688,291	3,056,224	1,743,764

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$1,599	21	248,765	196,964	3,295,841	3,698,445	3,029,537	1,727,225

Investment Activity:	VWRER	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF
Reinvested dividends	$-	46,412	77,119	28,094	41,378	3,886	-	4,225
Mortality and expense risk charges (note 5)	(1)	(15,407)	(10,925)	(28,836)	(11,306)	(2,639)	(5,313)	(3,415)

Net investment income (loss)	(1)	31,005	66,194	(742)	30,072	1,247	(5,313)	810

Realized gain (loss) on investments	-	(80,816)	(12,107)	(119,483)	16,076	(2,774)	87,689	41,993
Change in unrealized gain (loss) on investments	-	261,612	66,330	803,479	15,607	38,115	168,329	67,354

Net gain (loss) on investments	-	180,796	54,223	683,996	31,683	35,341	256,018	109,347

Reinvested capital gains	-	-	-	-	2,011	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(1)	211,801	120,417	683,254	63,766	36,588	250,705	110,157

								(Continued )

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WFVSCG
Reinvested dividends	$-
Mortality and expense risk charges (note 5)	(429)

Net investment income (loss)	(429)

Realized gain (loss) on investments	5,795
Change in unrealized gain (loss) on investments	5,168

Net gain (loss) on investments	10,963

Reinvested capital gains	-

Net increase (decrease) in contract owners' equity resulting from operations	$10,534

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		AASCO		MLVGA2		JABS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$7,975,896	13,301,903	(151,655)	(142,774)	5,152	3,519	51,357	47,760
Realized gain (loss) on investments	(42,683,430)	(135,623,004)	2,438,067	1,210,601	13,237	1,761	15,964	(109,280)
Change in unrealized gain (loss) on investments	202,622,483	395,385,460	3,134,203	7,025,505	44,375	13,747	134,599	461,697
Reinvested capital gains	4,117,552	7,674,274	-	-	4,947	-	-	81,989

Net increase (decrease) in contract owners’ equity resulting from operations	172,032,501	280,738,633	5,420,615	8,093,332	67,711	19,027	201,920	482,166

Equity transactions:
Purchase payments received from contract owners	266,285,262	112,892,557	1,999,836	2,045,988	846,088	4,535	1,218,978	140,883
Transfers between funds (note 5)	(1,315,787)	(6,945,737)	(52,070)	(737,750)	(11)	421,060	-	752,735
Surrenders and Death Benefits (notes 3 and note 5)	(309,584,057)	(122,458,444)	(3,611,253)	(2,312,850)	(351,978)	-	(969,402)	(100,288)
Net policy repayments (loans) (note 4)	(55,313)	(491,370)	(39,766)	(52,370)	(2,182)	-	(17,202)	2,249
Redemptions to pay cost of insurance charges and administration charges (note 5)	(100,127,047)	(105,393,047)	(1,849,793)	(1,955,800)	(40,204)	(3,101)	(177,929)	(132,983)
Adjustments to maintain reserves	(715,063)	(217,375)	16,253	1,094	30,444	(20,896)	38,451	488

Net equity transactions	(145,512,005)	(122,613,416)	(3,536,793)	(3,011,688)	482,157	401,598	92,896	663,084

Net change in contract owners’ equity	26,520,496	158,125,217	1,883,822	5,081,644	549,868	420,625	294,816	1,145,250
Contract owners’ equity beginning of period	1,249,883,066	1,091,757,849	24,459,574	19,377,930	420,625	-	2,546,022	1,400,772

Contract owners’ equity end of period	$1,276,403,562	1,249,883,066	26,343,396	24,459,574	970,493	420,625	2,840,838	2,546,022

CHANGES IN UNITS:
Beginning units	5,258,938	5,402,567	149,187	172,061	3,470	-	12,140	9,537
Units purchased	1,564,446	2,190,554	14,623	23,943	7,220	3,674	5,883	5,773
Units redeemed	(1,847,569)	(2,334,183)	(36,286)	(46,817)	(3,349)	(204)	(6,105)	(3,170)

Ending units	4,975,815	5,258,938	127,524	149,187	7,341	3,470	11,918	12,140

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JACAS		JAGTS2		JAGTS		JARLCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(21,861)	(23,173)	(5,063)	(3,554)	(1,317)	(843)	44	304
Realized gain (loss) on investments	(119,783)	(116,450)	(10,912)	(67,970)	847	(5,412)	8,146	(80,408)
Change in unrealized gain (loss) on investments	400,990	1,332,644	187,210	291,344	43,229	60,349	(5,723)	98,461
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	259,346	1,193,021	171,235	219,820	42,759	54,094	2,467	18,357

Equity transactions:
Purchase payments received from contract owners	983,909	459,837	247,531	51,619	95,360	250	-	12,699
Transfers between funds (note 5)	10	786,542	-	84,331	-	37,528	-	(146,700)
Surrenders and Death Benefits (notes 3 and note 5)	(469,349)	(194,938)	(194,400)	(36,447)	(23,945)	(10,488)	(29,108)	(1,322)
Net policy repayments (loans) (note 4)	(18,678)	(37,867)	(43,932)	(229)	(4,445)	693	-	1,764
Redemptions to pay cost of insurance charges and administration charges (note 5)	(294,366)	(265,143)	(44,382)	(44,698)	(13,923)	(12,341)	(602)	(12,015)
Adjustments to maintain reserves	19,491	(856)	31,013	(63)	(2,260)	102	366	(386)

Net equity transactions	221,017	747,575	(4,170)	54,513	50,787	15,744	(29,344)	(145,960)

Net change in contract owners’ equity	480,363	1,940,596	167,065	274,333	93,546	69,838	(26,877)	(127,603)
Contract owners’ equity beginning of period	4,362,236	2,421,640	657,553	383,220	169,954	100,116	26,877	154,480

Contract owners’ equity end of period	$4,842,599	4,362,236	824,618	657,553	263,500	169,954	-	26,877

CHANGES IN UNITS:
Beginning units	24,248	19,072	5,013	4,559	797	1,026	19	1,151
Units purchased	5,970	11,302	2,320	2,202	212	77	-	180
Units redeemed	(4,810)	(6,126)	(2,245)	(1,748)	(164)	(306)	(19)	(1,312)

Ending units	25,408	24,248	5,088	5,013	845	797	-	19

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS2		JAIGS		MIGIC		MVFIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(13,475)	(15,905)	(2,364)	(4,465)	(1,538)	77	23,080	14,026
Realized gain (loss) on investments	(148,547)	(343,834)	(103,858)	(254,219)	(5,357)	(13,639)	(220,962)	(298,643)
Change in unrealized gain (loss) on investments	2,146,425	3,374,396	681,471	1,367,096	82,694	208,642	502,793	766,668
Reinvested capital gains	-	169,512	-	66,740	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,984,403	3,184,169	575,249	1,175,152	75,799	195,080	304,911	482,051

Equity transactions:
Purchase payments received from contract owners	2,105,666	354,975	696,370	66,756	180,309	71,657	752,306	260,821
Transfers between funds (note 5)	(2)	746,427	(4)	122,933	-	102,510	(3)	79,430
Surrenders and Death Benefits (notes 3 and note 5)	(2,111,763)	(253,857)	(462,465)	(159,923)	(154,278)	(35,289)	(847,662)	(202,650)
Net policy repayments (loans) (note 4)	(42,388)	(36,434)	(73,404)	(63,683)	30,830	(56,571)	(5,323)	(43,134)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(520,363)	(416,650)	(147,857)	(131,562)	(63,641)	(60,383)	(227,327)	(221,802)
Adjustments to maintain reserves	3,480	(286)	(107,108)	712	(5,624)	(711)	56,191	(609)

Net equity transactions	(565,370)	394,175	(94,468)	(164,767)	(12,404)	21,213	(271,818)	(127,944)

Net change in contract owners’ equity	1,419,033	3,578,344	480,781	1,010,385	63,395	216,293	33,093	354,107
Contract owners’ equity beginning of period	7,869,144	4,290,800	2,645,190	1,634,805	723,505	507,212	2,913,136	2,559,029

Contract owners’ equity end of period	$9,288,177	7,869,144	3,125,971	2,645,190	786,900	723,505	2,946,229	2,913,136

CHANGES IN UNITS:
Beginning units	33,537	32,523	3,810	4,620	4,471	4,507	15,134	16,210
Units purchased	8,785	8,668	1,164	531	1,107	1,339	4,735	5,629
Units redeemed	(10,440)	(7,654)	(840)	(1,341)	(1,595)	(1,375)	(5,475)	(6,705)

Ending units	31,882	33,537	4,134	3,810	3,983	4,471	14,394	15,134

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVIVSC		MSVFI		MSEM		MSVRE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(97)	-	37,888	87,746	12,355	29,799	8,874	73,990
Realized gain (loss) on investments	1,106	-	(25,297)	(114,651)	33,556	(74,569)	70,636	(3,689,825)
Change in unrealized gain (loss) on investments	8,241	-	33,903	118,518	(13,750)	146,549	69,224	3,857,897
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,250	-	46,494	91,613	32,161	101,779	148,734	242,062

Equity transactions:
Purchase payments received from contract owners	38,703	-	195,750	88,333	179,233	28,743	216,534	201,868
Transfers between funds (note 5)	43,216	-	-	(438,435)	-	(40,717)	(1)	(2,411,260)
Surrenders and Death Benefits (notes 3 and note 5)	(7,931)	-	(112,356)	(139,519)	(143,429)	(43,632)	(145,731)	(152,682)
Net policy repayments (loans) (note 4)	86	-	(12,573)	(31,345)	(11,464)	10	425	4,625
Redemptions to pay cost of insurance charges and administration charges (note 5)	(968)	-	(85,226)	(98,525)	(26,298)	(26,802)	(45,455)	(190,982)
Adjustments to maintain reserves	126	-	(9,643)	434	144	434	26,338	(34)

Net equity transactions	73,232	-	(24,048)	(619,057)	(1,814)	(81,964)	52,110	(2,548,465)

Net change in contract owners’ equity	82,482	-	22,446	(527,444)	30,347	19,815	200,844	(2,306,403)
Contract owners’ equity beginning of period	-	-	781,332	1,308,776	384,950	365,135	513,453	2,819,856

Contract owners’ equity end of period	$82,482	-	803,778	781,332	415,297	384,950	714,297	513,453

CHANGES IN UNITS:
Beginning units	-	-	5,802	9,326	909	1,163	529	17,854
Units purchased	453	-	1,674	1,438	209	147	233	2,686
Units redeemed	(85)	-	(1,491)	(4,962)	(204)	(401)	(185)	(20,011)

Ending units	368	-	5,985	5,802	914	909	577	529

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAGF3		NVAGF6		NVAMV1		GVAAA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$11,762	3,557	21,248	3,000	8,608	25	1,320	(1,183)
Realized gain (loss) on investments	3,882	243	1,739	28	2,578	1	(9,897)	(22,429)
Change in unrealized gain (loss) on investments	(11,095)	(2,046)	(13,862)	(3,672)	122,393	40	34,504	57,584
Reinvested capital gains	4,974	514	9,160	420	16,194	208	-	4,690

Net increase (decrease) in contract owners’ equity resulting from operations	9,523	2,268	18,285	(224)	149,773	274	25,927	38,662

Equity transactions:
Purchase payments received from contract owners	153,439	3,662	247,126	2,778	7,548,476	-	105,155	24,599
Transfers between funds (note 5)	-	116,449	118,009	46,136	-	13,967	-	30,122
Surrenders and Death Benefits (notes 3 and note 5)	(33,419)	-	(36,232)	-	(38,360)	-	(62,075)	(5,491)
Net policy repayments (loans) (note 4)	(2,860)	-	(953)	-	3,013	-	(1,503)	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(11,306)	(2,437)	(9,222)	(126)	(28,758)	(18)	(24,164)	(9,375)
Adjustments to maintain reserves	137	(49)	1,305	46,296	526	34	(7,708)	(24)

Net equity transactions	105,991	117,625	320,033	95,084	7,484,897	13,983	9,705	39,831

Net change in contract owners’ equity	115,514	119,893	338,318	94,860	7,634,670	14,257	35,632	78,493
Contract owners’ equity beginning of period	119,893	-	94,860	-	14,257	-	238,838	160,345

Contract owners’ equity end of period	$235,407	119,893	433,178	94,860	7,648,927	14,257	274,470	238,838

CHANGES IN UNITS:
Beginning units	1,055	-	87	-	114	-	2,528	2,079
Units purchased	1,345	1,082	568	88	50,107	114	1,236	1,106
Units redeemed	(474)	(27)	(168)	(1)	(465)	-	(1,151)	(657)

Ending units	1,926	1,055	487	87	49,756	114	2,613	2,528

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,433	(1,457)	480	(5,336)	(6,068)	(5,815)	674	(983)
Realized gain (loss) on investments	(3,588)	(24,619)	(38,749)	(49,490)	(89,410)	(57,474)	(13,250)	(4,552)
Change in unrealized gain (loss) on investments	15,759	64,257	156,967	255,514	261,222	227,685	34,264	39,752
Reinvested capital gains	-	107	-	58,102	-	97,769	-	3,420

Net increase (decrease) in contract owners’ equity resulting from operations	16,604	38,288	118,698	258,790	165,744	262,165	21,688	37,637

Equity transactions:
Purchase payments received from contract owners	154,131	36,249	310,153	144,492	186,056	108,301	79,419	20,225
Transfers between funds (note 5)	-	104,390	-	205,741	-	150,316	-	67,313
Surrenders and Death Benefits (notes 3 and note 5)	(86,754)	(25,509)	(85,927)	(21,888)	(155,271)	(37,675)	(99,790)	(672)
Net policy repayments (loans) (note 4)	(1,968)	(2,554)	(2,770)	1,692	1,386	2,289	(1)	(4)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(50,035)	(94,952)	(85,309)	(66,265)	(46,474)	(48,542)	(13,811)	(7,558)
Adjustments to maintain reserves	(948)	(10)	2,611	(18)	(19,060)	21	(890)	(2)

Net equity transactions	14,426	17,614	138,758	263,754	(33,363)	174,710	(35,073)	79,302

Net change in contract owners’ equity	31,030	55,902	257,456	522,544	132,381	436,875	(13,385)	116,939
Contract owners’ equity beginning of period	339,917	284,015	992,619	470,075	1,023,433	586,558	206,338	89,399

Contract owners’ equity end of period	$370,947	339,917	1,250,075	992,619	1,155,814	1,023,433	192,953	206,338

CHANGES IN UNITS:
Beginning units	3,185	2,962	9,470	6,303	11,716	9,249	2,629	1,478
Units purchased	1,401	1,616	3,087	4,644	2,131	3,993	998	1,304
Units redeemed	(1,282)	(1,393)	(1,761)	(1,477)	(2,568)	(1,526)	(1,395)	(153)

Ending units	3,304	3,185	10,796	9,470	11,279	11,716	2,232	2,629

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF		HIBF3		GEM		GEM3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$43,133	58,965	135,148	105,927	(8,476)	8,180	(26,293)	17,814
Realized gain (loss) on investments	107,808	(88,136)	(54,215)	(97,762)	(325,930)	(627,980)	(661,198)	(844,120)
Change in unrealized gain (loss) on investments	(80,948)	253,864	115,639	405,467	555,207	1,183,213	1,333,611	2,368,115
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	69,993	224,693	196,572	413,632	220,801	563,413	646,120	1,541,809

Equity transactions:
Purchase payments received from contract owners	383,524	28,813	479,412	165,835	550,793	48,047	669,140	547,036
Transfers between funds (note 5)	(1)	325,144	-	626,395	(1)	145,436	325,240	(37,647)
Surrenders and Death Benefits (notes 3 and note 5)	(852,070)	(23,862)	(619,258)	(103,530)	(290,318)	(60,964)	(888,881)	(302,365)
Net policy repayments (loans) (note 4)	(583)	425	(18,799)	(7,273)	(22,116)	(12,545)	(3,388)	(949)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(39,336)	(39,602)	(119,555)	(91,726)	(71,762)	(58,035)	(320,158)	(312,203)
Adjustments to maintain reserves	69,400	278	1,759	(257)	(6,175)	256	40,877	12,902

Net equity transactions	(439,066)	291,196	(276,441)	589,444	160,421	62,195	(177,170)	(93,226)

Net change in contract owners’ equity	(369,073)	515,889	(79,869)	1,003,076	381,222	625,608	468,950	1,448,583
Contract owners’ equity beginning of period	847,419	331,530	1,717,221	714,145	1,550,472	924,864	4,249,988	2,801,405

Contract owners’ equity end of period	$478,346	847,419	1,637,352	1,717,221	1,931,694	1,550,472	4,718,938	4,249,988

CHANGES IN UNITS:
Beginning units	2,426	2,375	14,045	8,474	1,819	2,027	19,865	21,925
Units purchased	307	1,124	3,871	9,245	769	260	4,494	5,626
Units redeemed	(1,224)	(1,073)	(5,999)	(3,674)	(349)	(468)	(6,145)	(7,686)

Ending units	1,509	2,426	11,917	14,045	2,239	1,819	18,214	19,865

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GVGU		NVIE6		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,173	13,104	5,604	33,901	193	(1,063)	(58,162)	(28,539)
Realized gain (loss) on investments	(212,617)	(48,029)	(378,484)	(362,459)	20,251	5,666	391,507	90,436
Change in unrealized gain (loss) on investments	195,297	60,769	336,335	394,251	19,507	67,032	452,979	1,704,468
Reinvested capital gains	-	-	-	-	-	-	1,264,317	36,090

Net increase (decrease) in contract owners’ equity resulting from operations	(15,147)	25,844	(36,545)	65,693	39,951	71,635	2,050,641	1,802,455

Equity transactions:
Purchase payments received from contract owners	78,898	8,075	31,901	103,458	142,721	26,738	1,129,988	1,491,635
Transfers between funds (note 5)	2	24,568	-	(97,357)	-	415,377	(905,290)	14,505,588
Surrenders and Death Benefits (notes 3 and note 5)	(416,985)	(16,107)	(1,031,366)	(143,112)	(186,755)	(25,551)	(2,129,277)	(764,534)
Net policy repayments (loans) (note 4)	4	(3,354)	(3,680)	6,565	(12,067)	(1,823)	(37,428)	10,725
Redemptions to pay cost of insurance charges and administration charges (note 5)	(7,047)	(21,146)	(25,876)	(92,339)	(41,006)	(20,910)	(1,226,756)	(514,260)
Adjustments to maintain reserves	(69,319)	482	(6,819)	(61)	(10,968)	(52)	50,622	(79,381)

Net equity transactions	(414,447)	(7,482)	(1,035,840)	(222,846)	(108,075)	393,779	(3,118,141)	14,649,773

Net change in contract owners’ equity	(429,594)	18,362	(1,072,385)	(157,153)	(68,124)	465,414	(1,067,500)	16,452,228
Contract owners’ equity beginning of period	429,594	411,232	1,072,385	1,229,538	502,101	36,687	16,452,228	-

Contract owners’ equity end of period	$-	429,594	-	1,072,385	433,977	502,101	15,384,728	16,452,228

CHANGES IN UNITS:
Beginning units	645	734	6,858	8,429	7,127	669	162,175	-
Units purchased	5	29	238	2,194	1,861	8,986	14,877	178,527
Units redeemed	(650)	(118)	(7,096)	(3,765)	(3,497)	(2,528)	(39,013)	(16,352)

Ending units	-	645	-	6,858	5,491	7,127	138,039	162,175

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR2		NVCRA1		NVCRB1		NVCCA1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$77	(36)	(1,142)	605	34	76	128	1,764
Realized gain (loss) on investments	504	(1,598)	21,915	(32,153)	615	36	1,420	(2,250)
Change in unrealized gain (loss) on investments	6,214	4,372	884	90,503	(49)	245	34,626	14,233
Reinvested capital gains	-	-	24,592	65	-	-	16	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,795	2,738	46,249	59,020	600	357	36,190	13,747

Equity transactions:
Purchase payments received from contract owners	27,849	513	86,732	60,691	1,184	1,179	51,372	10,809
Transfers between funds (note 5)	-	7,469	-	18,068	-	5,595	-	266,405
Surrenders and Death Benefits (notes 3 and note 5)	-	-	(28,055)	(11,539)	(5,273)	-	(12,248)	(26,154)
Net policy repayments (loans) (note 4)	2	(9)	(19,987)	(18,615)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,924)	(1,348)	(32,387)	(24,230)	(1,152)	(597)	(5,804)	(5,164)
Adjustments to maintain reserves	(1,714)	(4)	(264)	11	(21)	-	-	36

Net equity transactions	24,213	6,621	6,039	24,386	(5,262)	6,177	33,320	245,932

Net change in contract owners’ equity	31,008	9,359	52,288	83,406	(4,662)	6,534	69,510	259,679
Contract owners’ equity beginning of period	17,795	8,436	295,672	212,266	7,674	1,140	283,248	23,569

Contract owners’ equity end of period	$48,803	17,795	347,960	295,672	3,012	7,674	352,758	283,248

CHANGES IN UNITS:
Beginning units	222	137	3,609	3,325	81	14	3,178	326
Units purchased	297	164	1,479	1,491	13	74	572	3,225
Units redeemed	(23)	(79)	(1,367)	(1,207)	(65)	(7)	(204)	(373)

Ending units	496	222	3,721	3,609	29	81	3,546	3,178

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$69	206	767	3,025	(221)	2,931	115	45
Realized gain (loss) on investments	81	34	9,808	9,664	5,460	(2,994)	246	(730)
Change in unrealized gain (loss) on investments	418	1,108	35,340	29,101	102,456	17,816	1,836	1,130
Reinvested capital gains	194	23	-	16	-	210	47	2

Net increase (decrease) in contract owners’ equity resulting from operations	762	1,371	45,915	41,806	107,695	17,963	2,244	447

Equity transactions:
Purchase payments received from contract owners	414	788	154,985	28,783	308,709	33,606	25,534	1,733
Transfers between funds (note 5)	-	-	-	209,992	(4)	505,654	-	(2,409)
Surrenders and Death Benefits (notes 3 and note 5)	-	-	(18,650)	-	-	(71)	1	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(610)	(536)	(38,207)	(11,213)	(47,534)	(12,403)	(2,425)	(1,501)
Adjustments to maintain reserves	82	(47)	125	3	1,295	9	62	(51)

Net equity transactions	(114)	205	98,253	227,565	262,466	526,795	23,172	(2,228)

Net change in contract owners’ equity	648	1,576	144,168	269,371	370,161	544,758	25,416	(1,781)
Contract owners’ equity beginning of period	12,472	10,896	349,754	80,383	567,869	23,111	3,406	5,187

Contract owners’ equity end of period	$13,120	12,472	493,922	349,754	938,030	567,869	28,822	3,406

CHANGES IN UNITS:
Beginning units	122	120	3,806	1,060	6,581	337	35	62
Units purchased	5	8	1,653	3,485	3,608	6,403	262	50
Units redeemed	(6)	(6)	(599)	(739)	(539)	(159)	(24)	(77)

Ending units	121	122	4,860	3,806	9,650	6,581	273	35

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCBD1		NVLCP1		TRF4		GVGF1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,495	3,032	963	791	555,879	634,754	218	836
Realized gain (loss) on investments	11,893	160	4,509	925	(7,012,074)	(11,493,103)	(11,120)	(117,925)
Change in unrealized gain (loss) on investments	(5,367)	5,197	(3,045)	1,977	17,497,077	30,194,377	13,780	168,928
Reinvested capital gains	3,014	807	1,017	452	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,035	9,196	3,444	4,145	11,040,882	19,336,028	2,878	51,839

Equity transactions:
Purchase payments received from contract owners	309,024	11,050	66,626	6,096	6,223,977	5,481,302	6,318	3,427
Transfers between funds (note 5)	-	1,014	-	(20,895)	(1,413,388)	(816,323)	-	(13,522)
Surrenders and Death Benefits (notes 3 and note 5)	(172,311)	(11,695)	(50,950)	(39)	(11,816,514)	(8,446,772)	(170,552)	(9,148)
Net policy repayments (loans) (note 4)	(2,828)	-	-	-	2,894,493	831,131	134	316
Redemptions to pay cost of insurance charges and administration charges (note 5)	(28,059)	(17,918)	(5,931)	(6,939)	(6,081,708)	(6,033,441)	(3,354)	(11,490)
Adjustments to maintain reserves	75	(6)	2,142	(21)	(93,947)	83,656	418	(411)

Net equity transactions	105,901	(17,555)	11,887	(21,798)	(10,287,087)	(8,900,447)	(167,036)	(30,828)

Net change in contract owners’ equity	121,936	(8,359)	15,331	(17,653)	753,795	10,435,581	(164,158)	21,011
Contract owners’ equity beginning of period	178,672	187,031	25,205	42,858	92,657,478	82,221,897	164,158	143,147

Contract owners’ equity end of period	$300,608	178,672	40,536	25,205	93,411,273	92,657,478	-	164,158

CHANGES IN UNITS:
Beginning units	1,671	1,889	220	433	120,329	134,973	964	1,077
Units purchased	2,767	1,144	776	108	15,682	25,083	8	105
Units redeemed	(1,795)	(1,362)	(667)	(321)	(29,868)	(39,727)	(972)	(218)

Ending units	2,643	1,671	329	220	106,143	120,329	-	964

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGFS		GBF		GBF4		CAF4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$322	1,358	11,650	16,075	550,815	692,146	(589)	(19,660)
Realized gain (loss) on investments	79,677	(225,231)	2,899	16,447	171,824	29,056	748,830	294,881
Change in unrealized gain (loss) on investments	(73,748)	321,282	(13,108)	(28,991)	(560,890)	(562,553)	2,312,769	4,502,301
Reinvested capital gains	-	-	19,538	7,927	832,303	351,365	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,251	97,409	20,979	11,458	994,052	510,014	3,061,010	4,777,522

Equity transactions:
Purchase payments received from contract owners	42,355	43,127	120,460	115,868	2,750,831	1,485,651	1,627,018	1,796,182
Transfers between funds (note 5)	-	12,798	(1)	(104,342)	(25,803)	1,024,134	(48,960)	(694,847)
Surrenders and Death Benefits (notes 3 and note 5)	(380,897)	(57,734)	(63,706)	(105,878)	(3,896,029)	(2,239,897)	(2,557,541)	(1,346,806)
Net policy repayments (loans) (note 4)	39	(203)	(845)	13	167,542	70,022	(59,702)	(85,439)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(6,846)	(27,507)	(66,325)	(110,986)	(1,706,953)	(1,864,606)	(1,504,520)	(1,609,761)
Adjustments to maintain reserves	(42)	(79)	9,321	(13)	(45,480)	(20,383)	(10,427)	(7,995)

Net equity transactions	(345,391)	(29,598)	(1,096)	(205,338)	(2,755,892)	(1,545,079)	(2,554,132)	(1,948,666)

Net change in contract owners’ equity	(339,140)	67,811	19,883	(193,880)	(1,761,840)	(1,035,065)	506,878	2,828,856
Contract owners’ equity beginning of period	339,140	271,329	513,895	707,775	24,171,773	25,206,838	18,415,632	15,586,776

Contract owners’ equity end of period	$-	339,140	533,778	513,895	22,409,933	24,171,773	18,922,510	18,415,632

CHANGES IN UNITS:
Beginning units	3,182	3,336	4,008	5,626	59,941	62,329	140,849	158,183
Units purchased	109	2,496	1,129	1,501	9,726	16,507	15,593	22,942
Units redeemed	(3,291)	(2,650)	(1,134)	(3,119)	(16,904)	(18,895)	(33,956)	(40,276)

Ending units	-	3,182	4,003	4,008	52,763	59,941	122,486	140,849

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGH1		GVGHS		GVIDA		NVDCA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$417	(1,371)	345	(2,073)	40,658	13,450	21	6
Realized gain (loss) on investments	(15,792)	(46,465)	(11,251)	(50,634)	(499,174)	(683,623)	6	-
Change in unrealized gain (loss) on investments	20,291	110,467	16,799	134,961	1,060,869	1,400,249	653	(5)
Reinvested capital gains	-	-	-	-	-	224,649	10	5

Net increase (decrease) in contract owners’ equity resulting from operations	4,916	62,631	5,893	82,254	602,353	954,725	690	6

Equity transactions:
Purchase payments received from contract owners	62,895	5,120	18,125	64,361	663,462	719,138	7,169	14
Transfers between funds (note 5)	-	(151,581)	-	(112,891)	(17)	(85,751)	-	1,030
Surrenders and Death Benefits (notes 3 and note 5)	(359,163)	(3,679)	(440,922)	(32,360)	(562,231)	(286,030)	-	-
Net policy repayments (loans) (note 4)	2,102	21,820	(8,113)	(2,606)	(35,125)	(161,762)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(4,191)	(13,874)	(10,141)	(55,022)	(451,634)	(418,996)	(157)	(12)
Adjustments to maintain reserves	387	(296)	(8,345)	24	3,546	97	(18)	55

Net equity transactions	(297,970)	(142,490)	(449,396)	(138,494)	(381,999)	(233,304)	6,994	1,087

Net change in contract owners’ equity	(293,054)	(79,859)	(443,503)	(56,240)	220,354	721,421	7,684	1,093
Contract owners’ equity beginning of period	293,054	372,913	443,503	499,743	4,612,056	3,890,635	1,093	-

Contract owners’ equity end of period	$-	293,054	-	443,503	4,832,410	4,612,056	8,777	1,093

CHANGES IN UNITS:
Beginning units	1,036	1,869	4,136	5,513	30,827	32,813	9	-
Units purchased	45	66	205	1,125	4,533	7,102	57	9
Units redeemed	(1,081)	(899)	(4,341)	(2,502)	(7,022)	(9,088)	(1)	-

Ending units	-	1,036	-	4,136	28,338	30,827	65	9

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDC		GVIDM		GVDMA		GVDMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$22,238	21,237	637,807	269,350	279,330	122,545	25,166	17,509
Realized gain (loss) on investments	68,983	58,322	(1,662,381)	(1,395,314)	(1,262,392)	(1,090,842)	(21,798)	(192,541)
Change in unrealized gain (loss) on investments	(12,488)	75,132	5,397,352	7,454,685	3,763,692	4,639,507	149,136	355,536
Reinvested capital gains	3,636	7,516	-	912,831	-	929,600	-	24,692

Net increase (decrease) in contract owners’ equity resulting from operations	82,369	162,207	4,372,778	7,241,552	2,780,630	4,600,810	152,504	205,196

Equity transactions:
Purchase payments received from contract owners	827,923	137,575	5,385,602	16,887,080	3,671,891	3,456,252	567,665	226,105
Transfers between funds (note 5)	-	811,948	701,163	12,237,151	18	(271,249)	-	(457,117)
Surrenders and Death Benefits (notes 3 and note 5)	(376,377)	(436,859)	(5,413,600)	(3,178,723)	(3,740,861)	(910,058)	(47,735)	(98,744)
Net policy repayments (loans) (note 4)	56,966	(77,840)	(209,110)	16,831	(378,572)	(95,826)	(7,387)	(1,010)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(244,202)	(263,280)	(3,620,481)	(2,822,483)	(2,162,292)	(2,033,922)	(143,126)	(157,208)
Adjustments to maintain reserves	(1,104)	338	99,251	18,227	110,204	328	(549)	647

Net equity transactions	263,206	171,882	(3,057,175)	23,158,083	(2,499,612)	145,525	368,868	(487,327)

Net change in contract owners’ equity	345,575	334,089	1,315,603	30,399,635	281,018	4,746,335	521,372	(282,131)
Contract owners’ equity beginning of period	1,290,465	956,376	44,502,053	14,102,418	24,599,225	19,852,890	1,653,368	1,935,499

Contract owners’ equity end of period	$1,636,040	1,290,465	45,817,656	44,502,053	24,880,243	24,599,225	2,174,740	1,653,368

CHANGES IN UNITS:
Beginning units	10,112	8,067	199,162	115,641	163,399	163,360	11,111	15,086
Units purchased	7,151	11,380	37,332	131,439	25,694	32,965	4,108	2,457
Units redeemed	(5,025)	(9,335)	(51,450)	(47,918)	(42,282)	(32,926)	(1,448)	(6,432)

Ending units	12,238	10,112	185,044	199,162	146,811	163,399	13,771	11,111

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MCIF		NVMIG3		GVDIV3		GVDIV4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$17,474	7,368	1,022	894	273,501	230,122	289,089	283,635
Realized gain (loss) on investments	(77,096)	(234,063)	53,903	18,811	(2,111,772)	(2,455,851)	(201,574)	(1,571,735)
Change in unrealized gain (loss) on investments	817,995	1,026,845	156,839	200,430	2,705,522	6,337,362	767,139	6,308,976
Reinvested capital gains	3,631	88,560	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	762,004	888,710	211,764	220,135	867,251	4,111,633	854,654	5,020,876

Equity transactions:
Purchase payments received from contract owners	552,235	329,694	329,928	64,598	2,535,624	2,476,941	251,420	(536)
Transfers between funds (note 5)	(6)	(64,727)	(18)	1,609,828	(525,404)	(1,016,398)	(74,396)	(787,834)
Surrenders and Death Benefits (notes 3 and note 5)	(733,902)	(306,625)	(313,718)	(6,199)	(2,149,386)	(1,712,081)	(2,692,743)	(1,647,228)
Net policy repayments (loans) (note 4)	(6,112)	95	(19,740)	100	66,400	119,206	15,250	30,670
Redemptions to pay cost of insurance charges and administration charges (note 5)	(219,730)	(222,409)	(149,237)	(56,685)	(1,136,365)	(1,226,443)	(1,337,746)	(1,544,210)
Adjustments to maintain reserves	(18,807)	841	2,350	(104,817)	20,384	(2,733)	(29,374)	(6,215)

Net equity transactions	(426,322)	(263,131)	(150,435)	1,506,825	(1,188,747)	(1,361,508)	(3,867,589)	(3,955,353)

Net change in contract owners’ equity	335,682	625,579	61,329	1,726,960	(321,496)	2,750,125	(3,012,935)	1,065,523
Contract owners’ equity beginning of period	3,206,428	2,580,849	1,729,422	2,462	17,721,652	14,971,527	21,132,896	20,067,373

Contract owners’ equity end of period	$3,542,110	3,206,428	1,790,751	1,729,422	17,400,156	17,721,652	18,119,961	21,132,896

CHANGES IN UNITS:
Beginning units	16,859	18,702	20,886	40	127,317	140,630	47,692	59,201
Units purchased	2,848	3,903	4,274	24,285	27,640	32,260	1,019	1,410
Units redeemed	(4,615)	(5,746)	(6,064)	(3,439)	(32,810)	(45,573)	(10,728)	(12,919)

Ending units	15,092	16,859	19,096	20,886	122,147	127,317	37,983	47,692

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(19,330)	869	(5,138)	3,799	(275,342)	(190,095)	30,969	9,311
Realized gain (loss) on investments	213,513	26,154	181,070	16,096	2,360,475	545,719	142,859	36,581
Change in unrealized gain (loss) on investments	144,784	170,522	(105,088)	131,173	9,075,049	8,726,883	474,245	536,262
Reinvested capital gains	197,422	-	74,832	-	-	-	242,982	-

Net increase (decrease) in contract owners’ equity resulting from operations	536,389	197,545	145,676	151,068	11,160,182	9,082,507	891,055	582,154

Equity transactions:
Purchase payments received from contract owners	2,985,360	88,773	2,130,002	60,760	3,558,105	12,144,856	385,950	165,646
Transfers between funds (note 5)	(55)	1,518,430	(2)	1,312,903	(385,803)	32,209,843	(5)	5,039,393
Surrenders and Death Benefits (notes 3 and note 5)	(587,041)	(2,970)	(504,673)	(26,520)	(7,497,565)	(3,302,093)	(646,556)	(20,644)
Net policy repayments (loans) (note 4)	(4,117)	236	(14,735)	(219)	(80,663)	1,509	(31,794)	241
Redemptions to pay cost of insurance charges and administration charges (note 5)	(271,775)	(53,656)	(201,967)	(50,473)	(3,386,269)	(1,913,650)	(444,612)	(164,940)
Adjustments to maintain reserves	(119,724)	(191,299)	66,109	(67,487)	(224,393)	414,164	(1,319)	(331,319)

Net equity transactions	2,002,648	1,359,514	1,474,734	1,228,964	(8,016,588)	39,554,629	(738,336)	4,688,377

Net change in contract owners’ equity	2,539,037	1,557,059	1,620,410	1,380,032	3,143,594	48,637,136	152,719	5,270,531
Contract owners’ equity beginning of period	1,557,288	229	1,412,102	32,070	48,637,356	220	5,271,721	1,190

Contract owners’ equity end of period	$4,096,325	1,557,288	3,032,512	1,412,102	51,780,950	48,637,356	5,424,440	5,271,721

CHANGES IN UNITS:
Beginning units	19,082	4	17,619	507	428,454	4	60,511	18
Units purchased	31,056	23,195	21,835	20,674	39,838	513,046	4,856	69,343
Units redeemed	(9,846)	(4,117)	(8,674)	(3,562)	(108,223)	(84,596)	(12,946)	(8,850)

Ending units	40,292	19,082	30,780	17,619	360,069	428,454	52,421	60,511

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF		SCVF4		SCF4		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,098)	(9,363)	(10,089)	(15,835)	(60,801)	(66,093)	99,871	127,668
Realized gain (loss) on investments	(81,581)	(230,192)	(1,417,048)	(1,576,665)	(1,878,004)	(3,117,703)	(64,150)	(96,278)
Change in unrealized gain (loss) on investments	500,097	577,555	5,600,868	5,419,229	5,847,540	8,054,232	129,317	269,870
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	406,418	338,000	4,173,731	3,826,729	3,908,735	4,870,436	165,038	301,260

Equity transactions:
Purchase payments received from contract owners	374,055	131,276	1,481,435	1,433,103	1,411,895	1,593,217	520,126	120,265
Transfers between funds (note 5)	-	112,740	(206,775)	(919,398)	(87,099)	(710,007)	-	26,636
Surrenders and Death Benefits (notes 3 and note 5)	(168,677)	(78,613)	(3,112,897)	(1,856,715)	(3,075,165)	(2,053,468)	(335,354)	(89,149)
Net policy repayments (loans) (note 4)	(8,138)	2,277	(47,642)	7,962	(29,287)	59,964	(12,449)	684
Redemptions to pay cost of insurance charges and administration charges (note 5)	(99,578)	(112,373)	(1,361,692)	(1,467,839)	(1,460,793)	(1,587,756)	(136,892)	(120,042)
Adjustments to maintain reserves	1,227	(156)	40,314	(8,219)	5,164	(4,818)	40,919	(124)

Net equity transactions	98,889	55,151	(3,207,257)	(2,811,106)	(3,235,285)	(2,702,868)	76,350	(61,730)

Net change in contract owners’ equity	505,307	393,151	966,474	1,015,623	673,450	2,167,568	241,388	239,530
Contract owners’ equity beginning of period	1,610,079	1,216,928	18,213,701	17,198,078	18,197,004	16,029,436	1,535,185	1,295,655

Contract owners’ equity end of period	$2,115,386	1,610,079	19,180,175	18,213,701	18,870,454	18,197,004	1,776,573	1,535,185

CHANGES IN UNITS:
Beginning units	12,896	12,402	105,222	122,276	102,250	123,710	9,975	9,850
Units purchased	2,481	5,025	10,178	17,361	10,540	17,932	3,528	3,173
Units redeemed	(2,084)	(4,531)	(26,413)	(34,415)	(28,762)	(39,392)	(3,242)	(3,048)

Ending units	13,293	12,896	88,987	105,222	84,028	102,250	10,261	9,975

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVEX4		NVSTB2		GGTC		GGTC3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,336,438	1,799,361	8,892	11,069	(570)	(1,126)	(1,311)	(2,619)
Realized gain (loss) on investments	(2,804,052)	(9,562,959)	2,603	1,733	9,447	(80,340)	(14,032)	(82,980)
Change in unrealized gain (loss) on investments	17,522,189	34,187,584	7,714	(5,654)	(1,666)	156,789	30,615	240,243
Reinvested capital gains	-	-	2,641	4,046	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,054,575	26,423,986	21,850	11,194	7,211	75,323	15,272	154,644

Equity transactions:
Purchase payments received from contract owners	11,872,055	12,746,470	544,197	23,152	50,215	11,625	136,738	67,218
Transfers between funds (note 5)	(806,452)	(4,577,411)	-	1,300,797	-	22,395	-	72,621
Surrenders and Death Benefits (notes 3 and note 5)	(14,247,403)	(9,407,413)	(330,834)	(57,200)	(294,801)	(563)	(678,861)	(3,865)
Net policy repayments (loans) (note 4)	1,030	137,664	1,948	(3,464)	(1,979)	1,589	(3,447)	(967)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(11,333,741)	(12,191,932)	(113,470)	(49,932)	(4,535)	(15,126)	(18,293)	(43,204)
Adjustments to maintain reserves	(2,824)	(16,012)	49,130	(15)	(1,387)	888	(6,094)	(304)

Net equity transactions	(14,517,335)	(13,308,634)	150,971	1,213,338	(252,487)	20,808	(569,957)	91,499

Net change in contract owners’ equity	1,537,240	13,115,352	172,821	1,224,532	(245,276)	96,131	(554,685)	246,143
Contract owners’ equity beginning of period	126,163,690	113,048,338	1,251,259	26,727	245,276	149,145	554,685	308,542

Contract owners’ equity end of period	$127,700,930	126,163,690	1,424,080	1,251,259	-	245,276	-	554,685

CHANGES IN UNITS:
Beginning units	331,907	374,555	11,884	270	578	597	5,068	4,263
Units purchased	39,709	53,947	5,822	14,006	166	148	1,344	2,166
Units redeemed	(78,673)	(96,595)	(4,410)	(2,392)	(744)	(167)	(6,412)	(1,361)

Ending units	292,943	331,907	13,296	11,884	-	578	-	5,068

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUG1		NVOLG1		NVTIV3		EIF4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,707)	(8,767)	(31,160)	(50)	1,132	8	137,315	67,345
Realized gain (loss) on investments	(243,619)	(319,654)	38,563	283	473	24	(268,396)	(679,666)
Change in unrealized gain (loss) on investments	303,183	601,860	328,630	6,877	(6,633)	255	2,342,436	4,406,436
Reinvested capital gains	-	-	27,050	1,382	11,242	19	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,857	273,439	363,083	8,492	6,214	306	2,211,355	3,794,115

Equity transactions:
Purchase payments received from contract owners	29,506	136,075	90,494,535	598	103,084	386	1,312,916	1,501,641
Transfers between funds (note 5)	-	(190,678)	12,948,735	51,745	-	11,050	(325,059)	(1,005,516)
Surrenders and Death Benefits (notes 3 and note 5)	(1,231,834)	(203,092)	(1,370,862)	-	(27,230)	-	(2,249,308)	(1,753,982)
Net policy repayments (loans) (note 4)	(3,617)	2,813	(18,275)	-	(2,458)	-	32,640	(37,970)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(29,055)	(130,138)	(468,541)	(545)	(4,926)	(174)	(1,258,172)	(1,418,266)
Adjustments to maintain reserves	1,036	(859)	12,638	32,557	82	(25)	(43,548)	(13,245)

Net equity transactions	(1,233,964)	(385,879)	101,598,230	84,355	68,552	11,237	(2,530,531)	(2,727,338)

Net change in contract owners’ equity	(1,177,107)	(112,440)	101,961,313	92,847	74,766	11,543	(319,176)	1,066,777
Contract owners’ equity beginning of period	1,177,107	1,289,547	92,847	-	11,543	-	16,712,860	15,646,083

Contract owners’ equity end of period	$-	1,177,107	102,054,160	92,847	86,309	11,543	16,393,684	16,712,860

CHANGES IN UNITS:
Beginning units	7,453	10,337	389	-	89	-	106,165	125,870
Units purchased	228	1,520	557,433	404	818	98	11,468	18,505
Units redeemed	(7,681)	(4,404)	(14,201)	(15)	(268)	(9)	(26,500)	(38,210)

Ending units	-	7,453	543,621	389	639	89	91,133	106,165

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVRE1		SAM4		AMTB		AVBVI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$37,728	15,092	(329,800)	(343,818)	493,522	761,048	(54)	(2,877)
Realized gain (loss) on investments	167,852	24,190	-	-	(394,240)	(398,907)	31,477	(1,346,721)
Change in unrealized gain (loss) on investments	336,912	375,834	-	-	416,512	906,313	(15,843)	1,763,205
Reinvested capital gains	265,495	8,844	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	807,987	423,960	(329,800)	(343,818)	515,794	1,268,454	15,580	413,607

Equity transactions:
Purchase payments received from contract owners	711,158	125,032	21,629,718	8,875,625	2,241,628	915,740	43,699	133,211
Transfers between funds (note 5)	1	2,537,253	883,091	15,784,153	372,302	571,207	-	(1,459,694)
Surrenders and Death Benefits (notes 3 and note 5)	(606,410)	(139,317)	(27,101,336)	(20,378,746)	(2,755,660)	(1,041,949)	(86,297)	(146,416)
Net policy repayments (loans) (note 4)	(4,964)	(607)	(522,696)	(301,448)	(65,105)	15,277	(4,556)	1,144
Redemptions to pay cost of insurance charges and administration charges (note 5)	(266,727)	(94,034)	(6,981,006)	(7,575,562)	(1,018,197)	(1,007,546)	(11,047)	(107,079)
Adjustments to maintain reserves	(14,351)	(39)	(64,349)	312,472	8,190	(2,647)	261	(51)

Net equity transactions	(181,293)	2,428,288	(12,156,578)	(3,283,506)	(1,216,842)	(549,918)	(57,940)	(1,578,885)

Net change in contract owners’ equity	626,694	2,852,248	(12,486,378)	(3,627,324)	(701,048)	718,536	(42,360)	(1,165,278)
Contract owners’ equity beginning of period	2,865,417	13,169	59,071,863	62,699,187	11,404,615	10,686,079	250,184	1,415,462

Contract owners’ equity end of period	$3,492,111	2,865,417	46,585,485	59,071,863	10,703,567	11,404,615	207,824	250,184

CHANGES IN UNITS:
Beginning units	39,256	234	261,369	277,875	54,523	58,973	323	15,197
Units purchased	9,196	44,404	112,916	198,653	11,910	11,129	53	1,788
Units redeemed	(11,433)	(5,382)	(168,926)	(215,159)	(17,622)	(15,579)	(105)	(16,662)

Ending units	37,019	39,256	205,359	261,369	48,811	54,523	271	323

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA		AVCDI		ALVGIA		ALVSVA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(15)	(200)	(8,861)	(7,800)	(12,727)	61,728	(6,269)	8,403
Realized gain (loss) on investments	(22,615)	(24,362)	(166,634)	(102,556)	(324,806)	(696,679)	(375,768)	(505,751)
Change in unrealized gain (loss) on investments	56,694	68,844	378,374	492,913	541,326	958,012	1,029,870	1,172,473
Reinvested capital gains	-	-	-	-	-	-	-	92,924

Net increase (decrease) in contract owners’ equity resulting from operations	34,064	44,282	202,879	382,557	203,793	323,061	647,833	768,049

Equity transactions:
Purchase payments received from contract owners	55,192	42,771	82,594	62,476	238,986	211,974	1,249,865	140,293
Transfers between funds (note 5)	(5)	7,622	-	(14,835)	-	(258,588)	11	22,962
Surrenders and Death Benefits (notes 3 and note 5)	(49,585)	(17,563)	(187,701)	(25,365)	(330,916)	(225,379)	(1,113,344)	(155,302)
Net policy repayments (loans) (note 4)	140	(1,613)	(10,168)	(183)	1,733	(15,450)	(17,013)	(22,122)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(29,733)	(31,468)	(58,452)	(67,938)	(184,892)	(182,530)	(225,299)	(162,342)
Adjustments to maintain reserves	3,353	(3,289)	(3,394)	(24)	1,967	(526)	69,337	74

Net equity transactions	(20,638)	(3,540)	(177,121)	(45,869)	(273,122)	(470,499)	(36,443)	(176,437)

Net change in contract owners’ equity	13,426	40,742	25,758	336,688	(69,329)	(147,438)	611,390	591,612
Contract owners’ equity beginning of period	267,550	226,808	1,280,886	944,198	1,902,208	2,049,646	2,749,403	2,157,791

Contract owners’ equity end of period	$280,976	267,550	1,306,644	1,280,886	1,832,879	1,902,208	3,360,793	2,749,403

CHANGES IN UNITS:
Beginning units	2,200	2,258	7,877	8,221	13,714	17,672	11,860	14,011
Units purchased	502	739	523	685	2,020	3,004	4,371	2,646
Units redeemed	(699)	(797)	(1,540)	(1,029)	(3,729)	(6,962)	(4,423)	(4,797)

Ending units	2,003	2,200	6,860	7,877	12,005	13,714	11,808	11,860

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIG		ACVIP2		ACVI		ACVI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,431	42,720	29,849	27,970	7,658	7,348	-	24,179
Realized gain (loss) on investments	(92,887)	(73,437)	21,223	13,323	(70,474)	(92,486)	3	(565,893)
Change in unrealized gain (loss) on investments	247,817	213,688	81,166	192,445	108,757	206,317	(4)	782,670
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	165,361	182,971	132,238	233,738	45,941	121,179	(1)	240,956

Equity transactions:
Purchase payments received from contract owners	184,988	169,255	922,711	171,313	68,611	22,608	-	118,963
Transfers between funds (note 5)	-	63,727	(3)	452,489	-	(110,704)	-	(1,620,552)
Surrenders and Death Benefits (notes 3 and note 5)	(186,999)	(27,839)	(606,049)	(83,417)	(159,683)	(15,404)	(140)	(47,748)
Net policy repayments (loans) (note 4)	1,482	(17,366)	(53,660)	(30,531)	(2,515)	221	16	(366)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(109,511)	(98,159)	(204,693)	(202,677)	(22,932)	(34,396)	-	(83,701)
Adjustments to maintain reserves	6,393	496	1,127	(778)	7,352	(739)	125	(170)

Net equity transactions	(103,647)	90,114	59,433	306,399	(109,167)	(138,414)	1	(1,633,574)

Net change in contract owners’ equity	61,714	273,085	191,671	540,137	(63,226)	(17,235)	-	(1,392,618)
Contract owners’ equity beginning of period	1,302,294	1,029,209	2,885,688	2,345,551	447,496	464,731	-	1,392,618

Contract owners’ equity end of period	$1,364,008	1,302,294	3,077,359	2,885,688	384,270	447,496	-	-

CHANGES IN UNITS:
Beginning units	9,279	8,662	17,921	16,799	544	1,782	-	13,738
Units purchased	1,516	2,573	6,114	8,213	60	110	2	1,386
Units redeemed	(2,044)	(1,956)	(5,093)	(7,091)	(162)	(1,348)	(2)	(15,124)

Ending units	8,751	9,279	18,942	17,921	442	544	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVMV1		ACVU1		ACVV		ACVVS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$12,133	19,137	(56)	(2,062)	46,274	259,342	(3)	(1,499)
Realized gain (loss) on investments	55,865	(95,666)	12,849	(645,934)	(1,049,441)	(949,971)	631	(253,495)
Change in unrealized gain (loss) on investments	70,089	269,563	(5,859)	873,857	1,529,786	1,607,909	(130)	284,844
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	138,087	193,034	6,934	225,861	526,619	917,280	498	29,850

Equity transactions:
Purchase payments received from contract owners	452,056	59,931	7,390	153,268	489,808	519,474	-	21,585
Transfers between funds (note 5)	-	86,014	(5)	(1,464,447)	(1)	(122,872)	-	(325,670)
Surrenders and Death Benefits (notes 3 and note 5)	(329,718)	(79,626)	(77,168)	(37,055)	(6,322,761)	(350,674)	(11,559)	(53,485)
Net policy repayments (loans) (note 4)	(14,442)	(3,080)	(4,949)	3,694	(48,121)	(84,243)	-	(4,870)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(52,240)	(48,761)	(5,592)	(107,484)	(338,514)	(448,132)	(77)	(20,205)
Adjustments to maintain reserves	(1,590)	(51)	(5,145)	100	(24,327)	(823)	(8)	(56)

Net equity transactions	54,066	14,427	(85,469)	(1,451,924)	(6,243,916)	(487,270)	(11,644)	(382,701)

Net change in contract owners’ equity	192,153	207,461	(78,535)	(1,226,063)	(5,717,297)	430,010	(11,146)	(352,851)
Contract owners’ equity beginning of period	744,319	536,858	136,941	1,363,004	5,717,297	5,287,287	11,407	364,258

Contract owners’ equity end of period	$936,472	744,319	58,406	136,941	-	5,717,297	261	11,407

CHANGES IN UNITS:
Beginning units	5,878	5,470	391	17,502	39,978	44,924	107	4,165
Units purchased	3,444	3,831	9	2,576	4,342	8,117	-	839
Units redeemed	(3,074)	(3,423)	(339)	(19,687)	(44,320)	(13,063)	(105)	(4,897)

Ending units	6,248	5,878	61	391	-	39,978	2	107

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVSCS		DSIF		DCAP		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(8,607)	80,357	78,775	84,917	35,522	46,436	455	926
Realized gain (loss) on investments	(823,129)	(910,754)	(206,534)	(529,386)	(103,908)	(219,617)	(46,571)	(19,777)
Change in unrealized gain (loss) on investments	2,123,470	1,155,293	1,089,982	1,521,743	395,981	475,477	76,890	43,878
Reinvested capital gains	-	771,583	-	389,701	-	185,853	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,291,734	1,096,479	962,223	1,466,975	327,595	488,149	30,774	25,027

Equity transactions:
Purchase payments received from contract owners	1,485,540	936,063	1,275,614	1,007,849	443,761	311,455	223,182	16,519
Transfers between funds (note 5)	1	(21,719)	(22)	(498,453)	-	(30,266)	-	1,773
Surrenders and Death Benefits (notes 3 and note 5)	(1,067,489)	(459,511)	(908,350)	(447,593)	(505,104)	(371,902)	(128,534)	(995)
Net policy repayments (loans) (note 4)	(31,388)	(59,116)	(28,126)	16,824	(10,093)	(19,887)	(3,351)	(2,568)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(466,092)	(562,925)	(574,162)	(624,469)	(208,415)	(309,294)	(13,808)	(8,879)
Adjustments to maintain reserves	10,665	148	(19,158)	384	(517)	(662)	6,858	367

Net equity transactions	(68,763)	(167,060)	(254,204)	(545,458)	(280,368)	(420,556)	84,347	6,217

Net change in contract owners’ equity	1,222,971	929,419	708,019	921,517	47,227	67,593	115,121	31,244
Contract owners’ equity beginning of period	5,324,537	4,395,118	7,096,758	6,175,241	2,472,441	2,404,848	132,111	100,867

Contract owners’ equity end of period	$6,547,508	5,324,537	7,804,777	7,096,758	2,519,668	2,472,441	247,232	132,111

CHANGES IN UNITS:
Beginning units	30,885	31,726	50,267	53,706	19,586	23,951	1,120	993
Units purchased	7,554	10,150	9,273	12,693	3,527	4,632	1,326	273
Units redeemed	(8,011)	(10,991)	(11,284)	(16,132)	(5,312)	(8,997)	(987)	(146)

Ending units	30,428	30,885	48,256	50,267	17,801	19,586	1,459	1,120

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVCA2P		FALF		FQB		FEIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$124	46	744	1,013	122,566	136,861	1,002,180	1,250,082
Realized gain (loss) on investments	(5,415)	(2,165)	(9,161)	(33,183)	49,114	(58,006)	(3,733,075)	(10,496,496)
Change in unrealized gain (loss) on investments	19,159	16,381	10,081	38,862	48,516	337,173	14,227,109	30,301,306
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,868	14,262	1,664	6,692	220,196	416,028	11,496,214	21,054,892

Equity transactions:
Purchase payments received from contract owners	62,129	12,848	4,002	6,195	1,665,490	311,315	7,661,609	7,859,478
Transfers between funds (note 5)	-	29,038	-	(3,780)	(8)	522,675	26,997	(4,405,924)
Surrenders and Death Benefits (notes 3 and note 5)	(47,696)	(2,613)	(47,257)	(5,254)	(1,450,625)	(434,775)	(11,310,241)	(7,679,037)
Net policy repayments (loans) (note 4)	1,121	(237)	67	(4,815)	(7,567)	5,841	10,422	64,955
Redemptions to pay cost of insurance charges and administration charges (note 5)	(22,180)	(10,066)	(1,732)	(9,199)	(281,438)	(276,023)	(7,404,198)	(7,945,826)
Adjustments to maintain reserves	463	(336)	182	(91)	(20,262)	(11)	(53,658)	(24,425)

Net equity transactions	(6,163)	28,634	(44,738)	(16,944)	(94,410)	129,022	(11,069,069)	(12,130,779)

Net change in contract owners’ equity	7,705	42,896	(43,074)	(10,252)	125,786	545,050	427,145	8,924,113
Contract owners’ equity beginning of period	106,650	63,754	43,074	53,326	2,836,183	2,291,133	88,530,345	79,606,232

Contract owners’ equity end of period	$114,355	106,650	-	43,074	2,961,969	2,836,183	88,957,490	88,530,345

CHANGES IN UNITS:
Beginning units	767	559	389	547	17,378	19,621	222,747	259,698
Units purchased	484	342	39	84	8,030	7,092	25,523	36,504
Units redeemed	(523)	(134)	(428)	(242)	(6,930)	(9,335)	(53,553)	(73,455)

Ending units	728	767	-	389	18,478	17,378	194,717	222,747

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIP		FAMP		FCP		FNRS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$676,710	670,153	365,305	538,794	(510,183)	612,431	(5,337)	(5,830)
Realized gain (loss) on investments	(316,890)	(1,103,577)	57,973	(1,151,758)	(7,358,272)	(6,035,738)	(347,020)	(204,812)
Change in unrealized gain (loss) on investments	869,716	3,831,137	3,687,749	8,351,694	20,727,132	31,742,822	592,942	692,375
Reinvested capital gains	-	-	169,675	51,865	32	23,593	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,229,536	3,397,713	4,280,702	7,790,595	12,858,709	26,343,108	240,585	481,733

Equity transactions:
Purchase payments received from contract owners	994,363	352,079	2,927,901	3,073,386	6,650,679	7,094,783	535,823	187,686
Transfers between funds (note 5)	18,284	(108,518)	(94,619)	(578,478)	(12,478,401)	(3,845,134)	-	217,696
Surrenders and Death Benefits (notes 3 and note 5)	(1,911,475)	(1,526,481)	(3,422,610)	(2,624,502)	(98,406,389)	(7,486,520)	(586,098)	(143,266)
Net policy repayments (loans) (note 4)	99,920	(21,321)	(5,410)	276,547	(92,817)	(196,001)	(14,342)	(15,226)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(807,088)	(894,509)	(2,959,143)	(3,065,849)	(6,495,493)	(7,098,701)	(147,648)	(134,692)
Adjustments to maintain reserves	(17,792)	1,359	(240,821)	(993)	(75,942)	(8,791)	(3,629)	(15)

Net equity transactions	(1,623,788)	(2,197,391)	(3,794,702)	(2,919,889)	(110,898,363)	(11,540,364)	(215,894)	112,183

Net change in contract owners’ equity	(394,252)	1,200,322	486,000	4,870,706	(98,039,654)	14,802,744	24,691	593,916
Contract owners’ equity beginning of period	10,165,234	8,964,912	34,316,694	29,445,988	98,039,654	83,236,910	1,612,544	1,018,628

Contract owners’ equity end of period	$9,770,982	10,165,234	34,802,694	34,316,694	-	98,039,654	1,637,235	1,612,544

CHANGES IN UNITS:
Beginning units	30,990	43,872	91,759	101,048	264,822	305,223	10,790	9,988
Units purchased	1,229	2,354	9,983	13,429	24,052	37,766	3,955	4,538
Units redeemed	(7,373)	(15,236)	(20,881)	(22,718)	(288,874)	(78,167)	(5,484)	(3,736)

Ending units	24,846	30,990	80,861	91,759	-	264,822	9,261	10,790

								(Continued )

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIS		FF10S		FF20S		FF30S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$34,629	42,270	9,057	10,693	23,415	31,708	14,447	14,518
Realized gain (loss) on investments	(182,599)	(344,075)	(30,884)	(21,516)	(32,172)	(76,593)	(102,539)	(57,513)
Change in unrealized gain (loss) on investments	615,777	1,087,296	64,628	80,817	184,876	241,720	232,711	271,767
Reinvested capital gains	-	-	9,803	2,611	11,750	11,694	8,656	11,972

Net increase (decrease) in contract owners’ equity resulting from operations	467,807	785,491	52,604	72,605	187,869	208,529	153,275	240,744

Equity transactions:
Purchase payments received from contract owners	703,524	762,419	387,987	19,489	458,329	54,304	251,175	110,740
Transfers between funds (note 5)	(30)	1,465	-	6,592	-	302,918	3	101,383
Surrenders and Death Benefits (notes 3 and note 5)	(273,573)	(294,501)	(117,387)	(23,858)	(70,502)	(38,202)	(215,930)	(51,351)
Net policy repayments (loans) (note 4)	(13,812)	(8,494)	(89)	(2,471)	(5,369)	(218)	(5,813)	408
Redemptions to pay cost of insurance charges and administration charges (note 5)	(358,298)	(483,725)	(38,946)	(18,380)	(84,881)	(59,436)	(52,894)	(44,857)
Adjustments to maintain reserves	(1,640)	392	126	(93)	484	(66)	304	(10)

Net equity transactions	56,171	(22,444)	231,691	(18,721)	298,061	259,300	(23,155)	116,313

Net change in contract owners’ equity	523,978	763,047	284,295	53,884	485,930	467,829	130,120	357,057
Contract owners’ equity beginning of period	3,214,483	2,451,436	366,408	312,524	1,195,368	727,539	1,108,060	751,003

Contract owners’ equity end of period	$3,738,461	3,214,483	650,703	366,408	1,681,298	1,195,368	1,238,180	1,108,060

CHANGES IN UNITS:
Beginning units	25,434	25,036	3,157	3,319	10,411	8,101	9,881	8,736
Units purchased	5,717	8,406	3,165	320	3,804	5,192	2,079	2,236
Units redeemed	(5,250)	(8,008)	(1,323)	(482)	(1,337)	(2,882)	(2,370)	(1,091)

Ending units	25,901	25,434	4,999	3,157	12,878	10,411	9,590	9,881

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGP		FGS		FHIPR		FIGBP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(361,021)	(222,590)	(11,279)	(7,111)	320,863	271,804	1,055,625	2,981,574
Realized gain (loss) on investments	(5,453,925)	(16,744,109)	(14,229)	(88,640)	42,752	(296,373)	157,802	(563,041)
Change in unrealized gain (loss) on investments	28,575,162	41,479,823	459,143	540,361	177,945	1,321,978	1,017,148	2,509,871
Reinvested capital gains	361,248	85,351	6,915	1,501	-	-	395,611	145,038

Net increase (decrease) in contract owners’ equity resulting from operations	23,121,464	24,598,475	440,550	446,111	541,560	1,297,409	2,626,186	5,073,442

Equity transactions:
Purchase payments received from contract owners	10,716,033	11,243,273	372,542	443,270	2,296,099	766,422	5,731,427	3,324,479
Transfers between funds (note 5)	(631,222)	(3,362,364)	4	(10,311)	(4)	292,128	158,785	2,474,792
Surrenders and Death Benefits (notes 3 and note 5)	(14,265,469)	(10,180,460)	(139,502)	(271,662)	(1,767,031)	(372,039)	(6,656,180)	(4,127,777)
Net policy repayments (loans) (note 4)	(138,120)	248,464	(8,318)	(1,641)	(24,189)	(31,282)	(285,492)	(238,343)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(10,296,877)	(11,034,230)	(206,634)	(301,342)	(375,784)	(369,061)	(3,181,601)	(3,235,111)
Adjustments to maintain reserves	(102,965)	(12,240)	1,592	125	13,346	179	113,851	(3,569)

Net equity transactions	(14,718,620)	(13,097,557)	19,684	(141,561)	142,437	286,347	(4,119,210)	(1,805,529)

Net change in contract owners’ equity	8,402,844	11,500,918	460,234	304,550	683,997	1,583,756	(1,493,024)	3,267,913
Contract owners’ equity beginning of period	109,651,875	98,150,957	1,854,566	1,550,016	4,079,165	2,495,409	38,484,636	35,216,723

Contract owners’ equity end of period	$118,054,719	109,651,875	2,314,800	1,854,566	4,763,162	4,079,165	36,991,612	38,484,636

CHANGES IN UNITS:
Beginning units	333,190	380,893	15,534	16,514	38,892	33,979	128,777	138,130
Units purchased	39,585	57,583	3,132	4,875	21,983	24,477	25,339	36,251
Units redeemed	(85,496)	(105,286)	(2,916)	(5,855)	(20,720)	(19,564)	(39,422)	(45,604)

Ending units	287,279	333,190	15,750	15,534	40,155	38,892	114,694	128,777

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FOP		FOPR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$39,806	96,485	(52,092)	(10,162)	121,950	238,263	173,594	295,825
Realized gain (loss) on investments	11,105	(10,371)	(535,042)	(1,071,368)	981,138	(242,604)	(551,861)	(941,040)
Change in unrealized gain (loss) on investments	25,160	74,819	3,625,725	4,391,584	723,446	3,884,106	2,970,641	5,204,616

Reinvested capital gains	15,792	4,883	40,942	53,385	30,156	54,316	42,042	61,996

Net increase (decrease) in contract owners’ equity resulting from operations	91,863	165,816	3,079,533	3,363,439	1,856,690	3,934,081	2,634,416	4,621,397
Equity transactions:
Purchase payments received from contract owners	241,084	225,158	2,610,931	874,381	1,122,654	250,758	3,015,714	2,980,417
Transfers between funds (note 5)	4	760	(1)	(281,119)	(37,637)	(640,665)	879,449	(204,254)
Surrenders and Death Benefits (notes 3 and note 5)	(83,000)	(88,101)	(2,404,178)	(886,745)	(2,873,761)	(1,709,649)	(3,730,399)	(1,801,082)
Net policy repayments (loans) (note 4)	(10,882)	(195)	(96,816)	(107,210)	75,125	81,885	54,059	(104,560)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(121,814)	(118,521)	(836,753)	(784,972)	(1,314,662)	(1,491,243)	(1,473,397)	(1,406,014)
Adjustments to maintain reserves	1,213	60	55,693	(155)	(11,696)	(15,471)	(6,899)	2,845

Net equity transactions	26,605	19,161	(671,124)	(1,185,820)	(3,039,977)	(3,524,385)	(1,261,473)	(532,648)

Net change in contract owners’ equity	118,468	184,977	2,408,409	2,177,619	(1,183,287)	409,696	1,372,943	4,088,749
Contract owners’ equity beginning of period	1,318,351	1,133,374	11,736,850	9,559,231	18,243,749	17,834,053	22,429,097	18,340,348

Contract owners’ equity end of period	$1,436,819	1,318,351	14,145,259	11,736,850	17,060,462	18,243,749	23,802,040	22,429,097

CHANGES IN UNITS:
Beginning units	10,156	10,024	44,102	50,517	55,221	69,280	149,431	154,536
Units purchased	1,990	2,380	7,864	9,706	3,544	2,576	27,368	35,587
Units redeemed	(1,788)	(2,248)	(12,202)	(16,121)	(16,664)	(16,635)	(40,088)	(40,692)

Ending units	10,358	10,156	39,764	44,102	42,101	55,221	136,711	149,431

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FOS		FOSR		FVSS		FTVRDI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$395	877	13,056	25,332	(6,100)	(1,717)	59,069	55,632
Realized gain (loss) on investments	(916)	(7,967)	(107,239)	(143,550)	(474,135)	(450,832)	(243,395)	(1,942,531)
Change in unrealized gain (loss) on investments	8,727	23,490	353,134	546,977	974,276	1,138,724	1,325,159	2,644,667
Reinvested capital gains	140	252	4,224	5,594	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,346	16,652	263,175	434,353	494,041	686,175	1,140,833	757,768

Equity transactions:
Purchase payments received from contract owners	1,581	1,749	435,381	464,801	860,372	146,598	1,773,789	491,034
Transfers between funds (note 5)	-	(2,530)	(14)	91,255	-	335,201	18	(601,332)
Surrenders and Death Benefits (notes 3 and note 5)	(834)	(9,085)	(138,374)	(148,866)	(777,961)	(104,773)	(1,639,754)	(464,747)
Net policy repayments (loans) (note 4)	(873)	(2,202)	(2,227)	(4,955)	(13,093)	(50,011)	9,473	(88,351)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(9,372)	(12,975)	(199,582)	(270,107)	(154,782)	(139,786)	(523,092)	(535,169)
Adjustments to maintain reserves	(50)	81	(29)	527	(4,813)	821	295	(171)

Net equity transactions	(9,548)	(24,962)	95,155	132,655	(90,277)	188,050	(379,271)	(1,198,736)

Net change in contract owners’ equity	(1,202)	(8,310)	358,330	567,008	403,764	874,225	761,562	(440,968)
Contract owners’ equity beginning of period	80,404	88,714	2,067,777	1,500,769	2,095,245	1,221,020	6,134,939	6,575,907

Contract owners’ equity end of period	$79,202	80,404	2,426,107	2,067,777	2,499,009	2,095,245	6,896,501	6,134,939

CHANGES IN UNITS:
Beginning units	458	634	16,574	15,108	10,974	10,420	39,612	49,884
Units purchased	16	16	3,915	6,112	2,584	4,333	11,373	22,829
Units redeemed	(71)	(192)	(3,152)	(4,646)	(4,299)	(3,779)	(13,366)	(33,101)

Ending units	403	458	17,337	16,574	9,259	10,974	37,619	39,612

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVSVI		FTVDM3		TIF		FTVGI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$14,514	70,464	24,627	59,840	18,566	35,826	15,078	264,341
Realized gain (loss) on investments	(419,307)	(564,534)	(493,983)	(382,300)	(43,945)	(54,880)	34,408	39,365
Change in unrealized gain (loss) on investments	1,857,992	1,638,428	918,057	1,233,133	125,113	362,182	221,104	11,638
Reinvested capital gains	-	249,715	-	6,753	-	48,680	5,560	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,453,199	1,394,073	448,701	917,426	99,734	391,808	276,150	315,344

Equity transactions:
Purchase payments received from contract owners	1,083,121	537,344	1,070,413	211,629	215,516	50,382	647,813	100,282
Transfers between funds (note 5)	1	(129,009)	23	599,094	-	79,020	(1)	317,327
Surrenders and Death Benefits (notes 3 and note 5)	(1,600,297)	(476,914)	(874,537)	(123,149)	(215,945)	(47,961)	(436,230)	(131,326)
Net policy repayments (loans) (note 4)	(69,884)	(17,053)	(48,944)	(3,060)	2,050	(40,238)	(8,755)	(4,868)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(446,910)	(467,835)	(205,399)	(161,971)	(116,367)	(113,120)	(126,984)	(126,258)
Adjustments to maintain reserves	(55,970)	262	5,215	(12)	1,751	(393)	(37,032)	(124)

Net equity transactions	(1,089,939)	(553,205)	(53,229)	522,531	(112,995)	(72,310)	38,811	155,033

Net change in contract owners’ equity	363,260	840,868	395,472	1,439,957	(13,261)	319,498	314,961	470,377
Contract owners’ equity beginning of period	6,000,435	5,159,567	2,756,076	1,316,119	1,436,416	1,116,918	2,076,201	1,605,824

Contract owners’ equity end of period	$6,363,695	6,000,435	3,151,548	2,756,076	1,423,155	1,436,416	2,391,162	2,076,201

CHANGES IN UNITS:
Beginning units	30,252	33,596	16,508	13,515	2,527	3,391	13,754	12,536
Units purchased	4,719	8,789	6,704	7,842	677	206	4,126	5,693
Units redeemed	(10,202)	(12,133)	(7,041)	(4,849)	(521)	(1,070)	(3,931)	(4,475)

Ending units	24,769	30,252	16,171	16,508	2,683	2,527	13,949	13,754

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVFA2		AMINS		AMCG		AMTP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$968	170	199	(1,555)	(1,298)	(4,675)	1,988	8,050
Realized gain (loss) on investments	374	(8)	103	(280,140)	25,413	(440,030)	188,983	(10,537,066)
Change in unrealized gain (loss) on investments	4,165	426	45	348,993	26,247	602,613	291,017	15,991,938
Reinvested capital gains	5	-	-	-	-	-	-	354,306

Net increase (decrease) in contract owners’ equity resulting from operations	5,512	588	347	67,298	50,362	157,908	481,988	5,817,228

Equity transactions:
Purchase payments received from contract owners	50,061	948	858	30,913	191,563	59,277	244,215	953,146
Transfers between funds (note 5)	-	7,162	-	(442,164)	1	(986,157)	(176)	(15,397,031)
Surrenders and Death Benefits (notes 3 and note 5)	(1,531)	-	(5)	(10,985)	(72,911)	(45,921)	(490,151)	(1,957,722)
Net policy repayments (loans) (note 4)	-	-	-	(1,050)	376	(14,172)	(5,617)	37,822
Redemptions to pay cost of insurance charges and administration charges (note 5)	(3,784)	(966)	(1,014)	(24,911)	(22,160)	(64,530)	(181,721)	(1,010,505)
Adjustments to maintain reserves	814	(35)	123	(97)	196	694	(54,960)	(314)

Net equity transactions	45,560	7,109	(38)	(448,294)	97,065	(1,050,809)	(488,410)	(17,374,604)

Net change in contract owners’ equity	51,072	7,697	309	(380,996)	147,427	(892,901)	(6,422)	(11,557,376)
Contract owners’ equity beginning of period	8,048	351	1,458	382,454	158,984	1,051,885	3,525,490	15,082,866

Contract owners’ equity end of period	$59,120	8,048	1,767	1,458	306,411	158,984	3,519,068	3,525,490

CHANGES IN UNITS:
Beginning units	94	5	15	4,896	203	6,626	5,536	129,860
Units purchased	590	101	9	470	474	622	851	10,552
Units redeemed	(53)	(12)	(10)	(5,351)	(66)	(7,045)	(1,803)	(134,876)

Ending units	631	94	14	15	611	203	4,584	5,536

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVGR		OVGS3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,814)	(4,103)	(3,749)	9,604	(17,213)	(13,667)	51,181	103,554
Realized gain (loss) on investments	(81,051)	(99,859)	(105,182)	(165,751)	165,181	(158,759)	(250,835)	(582,246)
Change in unrealized gain (loss) on investments	178,424	225,585	220,948	311,912	90,266	1,454,538	1,342,417	2,635,266
Reinvested capital gains	-	-	-	-	-	-	-	146,585

Net increase (decrease) in contract owners’ equity resulting from operations	93,559	121,623	112,017	155,765	238,234	1,282,112	1,142,763	2,303,159

Equity transactions:
Purchase payments received from contract owners	140,570	58,708	113,382	58,640	549,601	580,851	1,232,359	1,159,071
Transfers between funds (note 5)	-	4,602	1	(132,990)	(6)	(351,253)	(12)	(576,451)
Surrenders and Death Benefits (notes 3 and note 5)	(176,033)	(81,283)	(187,968)	(51,911)	(4,123,563)	(532,246)	(790,469)	(738,977)
Net policy repayments (loans) (note 4)	(145)	762	(6,293)	(1,459)	(7,348)	(35,177)	(83,487)	(102,675)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(52,542)	(69,343)	(38,950)	(44,771)	(284,366)	(456,920)	(637,362)	(743,514)
Adjustments to maintain reserves	(3,215)	1,191	(39,272)	172	(8,787)	89	(16,718)	862

Net equity transactions	(91,365)	(85,363)	(159,100)	(172,319)	(3,874,469)	(794,656)	(295,689)	(1,001,684)

Net change in contract owners’ equity	2,194	36,260	(47,083)	(16,554)	(3,636,235)	487,456	847,074	1,301,475
Contract owners’ equity beginning of period	642,206	605,946	662,956	679,510	3,636,235	3,148,779	7,771,162	6,469,687

Contract owners’ equity end of period	$644,400	642,206	615,873	662,956	-	3,636,235	8,618,236	7,771,162

CHANGES IN UNITS:
Beginning units	4,775	5,711	3,912	5,980	31,241	39,286	58,101	67,077
Units purchased	711	1,016	588	649	5,288	7,418	9,902	13,352
Units redeemed	(1,732)	(1,952)	(1,743)	(2,717)	(36,529)	(15,463)	(12,035)	(22,328)

Ending units	3,754	4,775	2,757	3,912	-	31,241	55,968	58,101

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVHI3		OVHI		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$12,948	27,139	13,922	(1,422)	6,733	(922)	8,871	24,719
Realized gain (loss) on investments	(64,221)	(151,404)	(92,496)	(152,217)	(82,605)	(383,066)	(68,182)	(161,691)
Change in unrealized gain (loss) on investments	287,100	583,615	116,131	201,130	94,039	415,214	384,759	653,458
Reinvested capital gains	-	35,390	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,827	494,740	37,557	47,491	18,167	31,226	325,448	516,486

Equity transactions:
Purchase payments received from contract owners	242,469	57,096	77,076	93,157	116,062	18,933	297,096	288,818
Transfers between funds (note 5)	-	(253,113)	-	(20,030)	-	(9,275)	-	(238,119)
Surrenders and Death Benefits (notes 3 and note 5)	(317,083)	(117,533)	(19,751)	(9,729)	(33,129)	(17,299)	(261,469)	(131,480)
Net policy repayments (loans) (note 4)	850	1,756	4,279	241	(1,801)	8,213	(12,161)	(1,940)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(116,555)	(115,915)	(19,308)	(19,252)	(23,708)	(41,553)	(193,575)	(212,892)
Adjustments to maintain reserves	(4,067)	(805)	(1,473)	57	184	33	(10,155)	(488)

Net equity transactions	(194,386)	(428,514)	40,823	44,444	57,608	(40,948)	(180,264)	(296,101)

Net change in contract owners’ equity	41,441	66,226	78,380	91,935	75,775	(9,722)	145,184	220,385
Contract owners’ equity beginning of period	1,692,590	1,626,364	255,133	163,198	120,926	130,648	2,324,955	2,104,570

Contract owners’ equity end of period	$1,734,031	1,692,590	333,513	255,133	196,701	120,926	2,470,139	2,324,955

CHANGES IN UNITS:
Beginning units	4,877	7,895	10,062	8,100	2,287	3,768	18,999	22,083
Units purchased	313	176	3,341	4,581	487	517	2,605	3,954
Units redeemed	(925)	(3,194)	(1,853)	(2,619)	(584)	(1,998)	(4,182)	(7,038)

Ending units	4,265	4,877	11,550	10,062	2,190	2,287	17,422	18,999

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		PMVFBA		PMVLDA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28	3,619	958	119	5,138	975	1,561	2,971
Realized gain (loss) on investments	(87,862)	(260,723)	782	509	3,824	440	(29,906)	(133,664)
Change in unrealized gain (loss) on investments	377,595	692,310	10,343	(3,785)	10,490	(2,105)	48,421	162,404
Reinvested capital gains	-	-	1,694	980	2,042	5,353	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	289,761	435,206	13,777	(2,177)	21,494	4,663	20,076	31,711

Equity transactions:
Purchase payments received from contract owners	135,650	123,681	159,572	564	825,166	2,576	82,712	26,889
Transfers between funds (note 5)	4	(83,497)	-	101,173	-	139,583	-	(40,264)
Surrenders and Death Benefits (notes 3 and note 5)	(342,574)	(204,629)	(37,349)	-	(287,039)	-	(37,870)	(39,256)
Net policy repayments (loans) (note 4)	21,861	(59,077)	(4,099)	-	(10,015)	-	(129)	3,051
Redemptions to pay cost of insurance charges and administration charges (note 5)	(104,183)	(121,767)	(12,372)	(835)	(39,313)	(2,565)	(19,863)	(24,716)
Adjustments to maintain reserves	(9,439)	(348)	8,050	(9,479)	(3,339)	(6,220)	486	(193)

Net equity transactions	(298,681)	(345,637)	113,802	91,423	485,460	133,374	25,336	(74,489)

Net change in contract owners’ equity	(8,920)	89,569	127,579	89,246	506,954	138,037	45,412	(42,778)
Contract owners’ equity beginning of period	1,469,138	1,379,569	89,246	-	138,037	-	155,719	198,497

Contract owners’ equity end of period	$1,460,218	1,469,138	216,825	89,246	644,991	138,037	201,131	155,719

CHANGES IN UNITS:
Beginning units	7,566	10,063	818	-	1,256	-	1,290	2,001
Units purchased	1,033	1,384	1,567	958	7,432	1,357	696	321
Units redeemed	(2,355)	(3,881)	(556)	(140)	(3,072)	(101)	(518)	(1,032)

Ending units	6,244	7,566	1,829	818	5,616	1,256	1,468	1,290

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTIGB		PVTVB		TRBCG2		TREI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,988	(851)	8,376	(318)	(7,715)	(7,241)	9,690	17,495
Realized gain (loss) on investments	5,280	(147,374)	122,620	14,993	75,314	(152,789)	(128,155)	(234,025)
Change in unrealized gain (loss) on investments	1,158	162,646	(21,479)	232,435	101,389	506,172	329,815	632,712
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,426	14,421	109,517	247,110	168,988	346,142	211,350	416,182

Equity transactions:
Purchase payments received from contract owners	6,527	4,126	173,483	24,802	292,515	124,766	290,913	232,141
Transfers between funds (note 5)	(1)	(28,451)	2	605,761	(17)	(91,202)	-	6,614
Surrenders and Death Benefits (notes 3 and note 5)	(20,719)	(40,764)	(768,653)	(19,544)	(1,539,868)	(154,763)	(2,244,524)	(136,910)
Net policy repayments (loans) (note 4)	-	90	(33,407)	(28,049)	(152)	4,315	(6,750)	248
Redemptions to pay cost of insurance charges and administration charges (note 5)	(5,262)	(11,254)	(40,882)	(29,872)	(78,651)	(110,175)	(134,924)	(158,559)
Adjustments to maintain reserves	151	(728)	4,469	(580)	154	35	3,810	(131)

Net equity transactions	(19,304)	(76,981)	(664,988)	552,518	(1,326,019)	(227,024)	(2,091,475)	(56,597)

Net change in contract owners’ equity	(9,878)	(62,560)	(555,471)	799,628	(1,157,031)	119,118	(1,880,125)	359,585
Contract owners’ equity beginning of period	107,764	170,324	1,107,369	307,741	1,157,031	1,037,913	1,880,125	1,520,540

Contract owners’ equity end of period	$97,886	107,764	551,898	1,107,369	-	1,157,031	-	1,880,125

CHANGES IN UNITS:
Beginning units	383	524	4,172	3,194	10,571	13,346	18,737	18,840
Units purchased	5	39	1,091	1,860	2,891	2,563	3,123	5,770
Units redeemed	(51)	(180)	(2,450)	(882)	(13,462)	(5,338)	(21,860)	(5,873)

Ending units	337	383	2,813	4,172	-	10,571	-	18,737

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRHS2		TRLT2		VWBFR		VWBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(49)	-	16	19,285	147,193	148,144	115,599	130,037
Realized gain (loss) on investments	1,967	-	7	15,065	(15,653)	(34,784)	(30,001)	(101,414)
Change in unrealized gain (loss) on investments	(319)	-	(2)	30,188	117,225	88,366	111,366	169,592
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,599	-	21	64,538	248,765	201,726	196,964	198,215

Equity transactions:
Purchase payments received from contract owners	66,153	-	-	43,952	545,605	620,160	277,908	57,152
Transfers between funds (note 5)	-	-	-	(1,116,619)	96,204	20,775	(461)	70,370
Surrenders and Death Benefits (notes 3 and note 5)	(25,965)	-	-	(45,633)	(850,878)	(477,913)	(742,432)	(474,748)
Net policy repayments (loans) (note 4)	-	-	-	(25,877)	(37,993)	(20,922)	7,363	(6,473)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(410)	-	-	(60,552)	(347,797)	(344,767)	(259,674)	(298,806)
Adjustments to maintain reserves	32	-	(21)	64	(53,488)	(2,942)	(6,040)	(2,256)

Net equity transactions	39,810	-	(21)	(1,204,665)	(648,347)	(205,609)	(723,336)	(654,761)

Net change in contract owners’ equity	41,409	-	-	(1,140,127)	(399,582)	(3,883)	(526,372)	(456,546)
Contract owners’ equity beginning of period	-	-	-	1,140,127	4,950,164	4,954,047	3,924,775	4,381,321

Contract owners’ equity end of period	$41,409	-	-	-	4,550,582	4,950,164	3,398,403	3,924,775

CHANGES IN UNITS:
Beginning units	-	-	-	10,415	26,836	28,883	8,890	10,846
Units purchased	659	-	-	2,989	4,497	10,478	310	584
Units redeemed	(268)	-	-	(13,404)	(8,696)	(12,525)	(2,339)	(2,540)

Ending units	391	-	-	-	22,637	26,836	6,861	8,890

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEMR		VWEM		VWHAR		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(533)	(55,367)	10,154	(62,903)	(26,687)	(33,694)	(16,539)	(22,486)
Realized gain (loss) on investments	(1,957,566)	(3,842,379)	(2,941,033)	(1,586,007)	38,787	(559,243)	33,589	295,457
Change in unrealized gain (loss) on investments	5,253,940	11,037,270	6,629,324	10,502,504	3,017,437	4,074,484	1,710,175	2,353,093
Reinvested capital gains	-	700,045	-	910,472	-	38,766	-	30,961

Net increase (decrease) in contract owners’ equity resulting from operations	3,295,841	7,839,569	3,698,445	9,764,066	3,029,537	3,520,313	1,727,225	2,657,025

Equity transactions:
Purchase payments received from contract owners	1,651,190	1,572,020	865,807	41,276	2,038,394	891,320	1,128,172	65,588
Transfers between funds (note 5)	(239,108)	(751,009)	(98,784)	(142,351)	591,607	774,419	(2,631)	(374,411)
Surrenders and Death Benefits (notes 3 and note 5)	(2,140,080)	(1,190,646)	(3,512,897)	(1,374,611)	(1,307,858)	(607,881)	(1,204,279)	(533,021)
Net policy repayments (loans) (note 4)	(90,379)	(58,412)	(93,779)	(51,793)	(110,008)	(51,367)	(2,503)	132,290
Redemptions to pay cost of insurance charges and administration charges (note 5)	(793,820)	(763,750)	(772,894)	(752,531)	(555,091)	(492,767)	(321,353)	(380,710)
Adjustments to maintain reserves	(32,646)	(21,663)	18,402	(755)	(58,600)	(22,030)	(24,000)	(32)

Net equity transactions	(1,644,843)	(1,213,460)	(3,594,145)	(2,280,765)	598,444	491,694	(426,594)	(1,090,296)

Net change in contract owners’ equity	1,650,998	6,626,109	104,300	7,483,301	3,627,981	4,012,007	1,300,631	1,566,729
Contract owners’ equity beginning of period	13,909,214	7,283,105	17,069,055	9,585,754	10,313,435	6,301,428	6,574,725	5,007,996

Contract owners’ equity end of period	$15,560,212	13,909,214	17,173,355	17,069,055	13,941,416	10,313,435	7,875,356	6,574,725

CHANGES IN UNITS:
Beginning units	46,050	53,636	36,924	46,592	27,655	26,325	8,720	9,861
Units purchased	7,097	13,969	1,329	1,445	7,489	11,656	556	945
Units redeemed	(11,530)	(21,555)	(8,610)	(11,113)	(6,144)	(10,326)	(2,020)	(2,086)

Ending units	41,617	46,050	29,643	36,924	29,000	27,655	7,256	8,720

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWRER		VVEI		VVHYB		VVMCI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1)	(20,178)	31,005	61,095	66,194	63,270	(742)	19,039
Realized gain (loss) on investments	-	(2,986,959)	(80,816)	(231,423)	(12,107)	(47,977)	(119,483)	(392,407)
Change in unrealized gain (loss) on investments	-	4,155,367	261,612	420,696	66,330	266,731	803,479	1,121,431
Reinvested capital gains	-	-	-	4,402	-	-	-	105,182

Net increase (decrease) in contract owners’ equity resulting from operations	(1)	1,148,230	211,801	254,770	120,417	282,024	683,254	853,245

Equity transactions:
Purchase payments received from contract owners	1,064	(549,215)	298,651	324,468	235,045	209,900	535,100	585,884
Transfers between funds (note 5)	(9,103)	(2,895,883)	(1)	40,126	(1)	8,753	(4)	(100,222)
Surrenders and Death Benefits (notes 3 and note 5)	10,537	(272,309)	(111,060)	(256,702)	(68,057)	(61,666)	(208,520)	(276,131)
Net policy repayments (loans) (note 4)	54	(712)	(4,875)	(2,827)	(1,478)	(2,023)	(9,315)	(11,863)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,879)	(301,212)	(164,553)	(283,993)	(106,117)	(114,845)	(279,916)	(388,079)
Adjustments to maintain reserves	(672)	3,214	1,275	179	922	158	709	109

Net equity transactions	1	(4,016,117)	19,437	(178,749)	60,314	40,277	38,054	(190,302)

Net change in contract owners’ equity	-	(2,867,887)	231,238	76,021	180,731	322,301	721,308	662,943
Contract owners’ equity beginning of period	-	2,867,887	1,566,619	1,490,598	1,052,990	730,689	2,776,530	2,113,587

Contract owners’ equity end of period	$-	-	1,797,857	1,566,619	1,233,721	1,052,990	3,497,838	2,776,530

CHANGES IN UNITS:
Beginning units	-	24,291	11,643	12,814	7,329	6,995	16,890	17,877
Units purchased	1	5,409	2,252	3,451	1,848	2,286	3,104	4,857
Units redeemed	(1)	(29,700)	(2,133)	(4,622)	(1,442)	(1,952)	(2,860)	(5,844)

Ending units	-	-	11,762	11,643	7,735	7,329	17,134	16,890

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VVHGB		WRASP		SVDF		SVOF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,072	42,878	1,247	(193)	(5,313)	(28,529)	810	(21,967)
Realized gain (loss) on investments	16,076	10,513	(2,774)	268	87,689	(32,175)	41,993	(2,677,913)
Change in unrealized gain (loss) on investments	15,607	6,489	38,115	726	168,329	1,392,408	67,354	4,051,946
Reinvested capital gains	2,011	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	63,766	59,880	36,588	801	250,705	1,331,704	110,157	1,352,066

Equity transactions:
Purchase payments received from contract owners	205,871	221,943	332,711	116	397,301	522,663	47,670	315,037
Transfers between funds (note 5)	(1)	129,383	-	157,930	-	(6,416,856)	-	(5,139,491)
Surrenders and Death Benefits (notes 3 and note 5)	(190,216)	(164,629)	(12,567)	-	(253,639)	(497,201)	(160,321)	(200,077)
Net policy repayments (loans) (note 4)	220	(8,893)	(43,808)	-	173	(3,235)	3,244	(8,213)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(114,008)	(167,122)	(28,159)	(2,008)	(40,935)	(411,174)	(42,416)	(326,728)
Adjustments to maintain reserves	614	34	25,640	1,747	(2,149)	(2,928)	(9,784)	(16)

Net equity transactions	(97,520)	10,716	273,817	157,785	100,751	(6,808,731)	(161,607)	(5,359,488)

Net change in contract owners’ equity	(33,754)	70,596	310,405	158,586	351,456	(5,477,027)	(51,450)	(4,007,422)
Contract owners’ equity beginning of period	1,217,335	1,146,739	158,586	-	658,495	6,135,522	550,322	4,557,744

Contract owners’ equity end of period	$1,183,581	1,217,335	468,991	158,586	1,009,951	658,495	498,872	550,322

CHANGES IN UNITS:
Beginning units	9,346	9,239	1,332	-	3,356	124,354	1,478	51,776
Units purchased	2,081	3,378	3,179	1,380	3,070	11,836	173	3,839
Units redeemed	(2,812)	(3,271)	(859)	(48)	(1,733)	(132,834)	(595)	(54,137)

Ending units	8,615	9,346	3,652	1,332	4,693	3,356	1,056	1,478

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSCG		BF4		MLSZB		SGRF4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(429)	(76)	-	150,192	-	-	-	(70,289)
Realized gain (loss) on investments	5,795	709	-	(11,938,236)	-	-	-	(4,726,698)
Change in unrealized gain (loss) on investments	5,168	1,244	-	11,216,817	-	-	-	6,214,892
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,534	1,877	-	(571,227)	-	-	-	1,417,905

Equity transactions:
Purchase payments received from contract owners	54,693	753	452	(12,591,851)	-	-	3,222	(9,433,163)
Transfers between funds (note 5)	-	41,911	(12,761)	(12,001,624)	(112)	-	(17,204)	(26,598,631)
Surrenders and Death Benefits (notes 3 and note 5)	(45,203)	-	7	(614,326)	-	-	310	(657,489)
Net policy repayments (loans) (note 4)	(1,027)	-	441	69,801	106	-	1,945	34,173
Redemptions to pay cost of insurance charges and administration charges (note 5)	(3,872)	(773)	12,444	(738,520)	56	-	5,977	(937,006)
Adjustments to maintain reserves	(1,184)	(26)	(583)	(76,563)	(50)	-	5,750	(47,881)

Net equity transactions	3,407	41,865	-	(25,953,083)	-	-	-	(37,639,997)

Net change in contract owners’ equity	13,941	43,742	-	(26,524,310)	-	-	-	(36,222,092)
Contract owners’ equity beginning of period	43,742	-	-	26,524,310	-	-	-	36,222,092

Contract owners’ equity end of period	$57,683	43,742	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	333	-	-	48,504	-	-	-	83,922
Units purchased	370	756	2	2,367	-	-	27	3,675
Units redeemed	(354)	(423)	(2)	(50,871)	-	-	(27)	(87,597)

Ending units	349	333	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWRE		AMRS
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(10,798)	-	(693)
Realized gain (loss) on investments	-	(1,864,095)	-	(78,573)
Change in unrealized gain (loss) on investments	-	2,500,409	-	123,212
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	625,516	-	43,946

Equity transactions:
Purchase payments received from contract owners	15	(110,069)	-	12,301
Transfers between funds (note 5)	13	(1,847,227)	-	(204,619)
Surrenders and Death Benefits (notes 3 and note 5)	(30)	(196,776)	-	-
Net policy repayments (loans) (note 4)	-	3,179	-	(275)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(20,536)	(145,821)	-	(3,998)
Adjustments to maintain reserves	9,800	(8,127)	-	(13)

Net equity transactions	(10,738)	(2,304,841)	-	(196,604)

Net change in contract owners’ equity	(10,738)	(1,679,325)	-	(152,658)
Contract owners’ equity beginning of period	10,738	1,690,063	-	152,658

Contract owners’ equity end of period	$-	10,738	-	-

CHANGES IN UNITS:
Beginning units	-	9,119	-	2,174
Units purchased	-	180	-	198
Units redeemed	-	(9,299)	-	(2,372)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Organization

The Nationwide Provident VLI Separate Account 1 (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009 NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

SmallCap Growth Portfolio - Class O Shares (AASCO)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)

Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in the fund.
The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Separate Account in preparing the accompanying financial statements.

(a) Investment Valuation

The fair value of the underlying mutual funds is based at the closing net asset value per share at December 31, 2010. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

(b) Realized Gains and Losses

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(c) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(d) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(e) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Separate Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Separate Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.

Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Separate Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Separate Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(f) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(3) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(4) Policy Loans

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

(5) Expenses and Related Party Transactions

(a) Deductions from Premiums

Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets.

For the period ended December 31, 2010 total front-end sales charge deductions were $2,121,596 and was recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

For the periods ended December 31, 2010 and 2009, total transfers between the Separate Account and the Company were $4,070,829 and $7,463,129, respectively. Transfers to and from the Separate Account to the fixed account are included in either redemptions, or transfers between funds on the accompanyhing Statements of Changes in Contract Owners’ Equity.

(b) Mortality and Expense Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

(c) Cost of Insurance

Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(d) Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from$3.25-$8.00; guaranteed maximum charges ranging from a flat fee of $16 to a range of $3.25 plus $0.015 per $1,000 of face amount to 12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $17.50 plus $0.11 per $1,000 of Face Amount and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount).

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $.06-$113.17 per $1,000 of rider coverage; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $.03-$.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03 - $2.75 per $1,000 of Rider coverage amount per month).

A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owner’s Equity and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owner’s Equity and are assessed against each policy by liquidating units. Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company made a daily asset charge against the assets of the Zero Coupon Bond 2007 Series Subaccount. The charge was to reimburse the Company for the transaction charge paid directly by the Company to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2007 Series Subaccount. The Company paid these amounts from general account assets. The amount of the asset charge currently was equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. The charge was cost based (taking into account the loss of interest) with no anticipated element of profit for the Company. These charges were included in the statements of changes in net assets and were assessed against each policy by liquidating units.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(6) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Separate Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Separate Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$0	$1,277,073,001	$0	$1,277,073,001
The Separate Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2010 are as follows:

	Purchases of Investments	Sales of Investments
SmallCap Growth Portfolio - Class O Shares (AASCO)	$1,960,004	$4,398,071
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	416,726	429,963
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	1,028,878	1,044,842
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	714,616	594,833
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	290,403	279,491
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	43,482	44,329
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	21,706	29,852
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	2,310,252	2,161,705
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	814,820	710,962
Investors Growth Stock Series - Initial Class (MIGIC)	219,906	214,549
Value Series - Initial Class (MVFIC)	1,150,557	929,595
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	7,772	8,878
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Core Plus Fixed Income Portfolio - Class I (MSVFI)	226,771	201,474
Emerging Markets Debt Portfolio - Class I (MSEM)	155,166	188,722
U.S. Real Estate Portfolio - Class I (MSVRE)	103,088	173,724
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	50,363	54,245
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	41,094	42,833
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	54,124	56,702
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	113,346	103,449
American Funds NVIT Bond Fund - Class II (GVABD2)	133,125	129,537
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	168,509	129,760
American Funds NVIT Growth Fund - Class II (GVAGR2)	287,991	198,581
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	125,269	112,019
Federated NVIT High Income Bond Fund - Class I (HIBF)	755,856	863,664
Federated NVIT High Income Bond Fund - Class III (HIBF3)	751,142	696,927
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	712,402	386,472
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	1,659,789	998,591
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	706,049	493,432
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	1,439,266	1,060,782
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	226,605	246,856
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	3,211,231	3,602,738
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,389	1,893
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	90,047	111,962
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	5,762	6,377
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	18,778	20,198
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	623	704
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	38,969	48,777
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	28,996	34,456
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	2,229	2,475
NVIT Core Bond Fund - Class I (NVCBD1)	182,418	194,311
NVIT Core Plus Bond Fund - Class I (NVLCP1)	59,088	63,597
NVIT Fund - Class IV (TRF4)	19,926,682	12,914,608
NVIT Global Financial Services Fund - Class I (GVGF1)	185,167	174,047
NVIT Global Financial Services Fund - Class III (GVGFS)	300,520	380,197
NVIT Government Bond Fund - Class I (GBF)	118,486	121,385
NVIT Government Bond Fund - Class IV (GBF4)	4,863,295	5,035,119
NVIT Growth Fund - Class IV (CAF4)	2,478,025	3,226,855
NVIT Health Sciences Fund - Class I (GVGH1)	379,447	363,655
NVIT Health Sciences Fund - Class III (GVGHS)	484,612	473,361
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,324,555	825,381
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	173	179
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	549,189	618,172
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	8,496,988	6,834,607
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6,147,008	4,884,616
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)	170,213	148,415
NVIT Mid Cap Index Fund - Class I (MCIF)	898,038	820,942
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	355,962	409,865
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	5,032,606	2,920,834
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	4,266,189	4,064,615
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,061,813	2,275,326
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	3,941,719	4,122,789
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	7,323,196	9,683,671
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	854,505	997,364
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	324,994	243,413
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	5,295,579	3,878,531
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	5,738,719	3,860,715
NVIT Multi-Sector Bond Fund - Class I (MSBF)	489,941	425,791
NVIT S&P 500 Index Fund - Class IV (GVEX4)	21,892,666	19,088,614
NVIT Short Term Bond Fund - Class II (NVSTB2)	405,341	407,944
NVIT Technology & Communications Fund - Class I (GGTC)	292,495	301,942
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Technology & Communications Fund - Class III (GGTC3)	723,421	709,389
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	1,500,927	1,257,308
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,716,417	1,754,980
Templeton NVIT International Value Fund - Class III (NVTIV3)	35,207	35,680
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	3,383,266	3,114,870
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	553,218	721,070
NVIT Money Market Fund - Class IV (SAM4)	24,439,782	24,439,782
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	3,540,166	3,145,926
V.I. Basic Value Fund - Series I (AVBVI)	71,875	103,352
V.I. Capital Appreciation Fund - Series I (AVCA)	96,993	74,378
V.I. Capital Development Fund - Series I (AVCDI)	422,538	255,904
VPS Growth and Income Portfolio - Class A (ALVGIA)	770,297	445,491
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	1,595,743	1,219,975
VP Income & Growth Fund - Class I (ACVIG)	352,368	259,481
VP Inflation Protection Fund - Class II (ACVIP2)	744,374	765,597
VP International Fund - Class I (ACVI)	262,038	191,564
VP International Fund - Class III (ACVI3)	57	60
VP Mid Cap Value Fund - Class I (ACVMV1)	334,753	390,618
VP Ultra(R) Fund - Class I (ACVU1)	79,218	92,067
VP Value Fund - Class I (ACVV)	7,639,250	6,589,809
VP Vista(SM) Fund - Class I (ACVVS1)	11,008	11,639
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,991,180	1,168,051
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,398,282	1,191,748
Appreciation Portfolio - Initial Shares (DCAP)	703,366	599,458
Developing Leaders Portfolio - Initial Shares (DSC)	186,498	139,927
Capital Appreciation Fund II - Primary Shares (FVCA2P)	74,738	69,323
Clover Value Fund II - Primary Shares (FALF)	58,271	49,110
Quality Bond Fund II - Primary Shares (FQB)	1,536,288	1,585,402
Equity-Income Portfolio - Initial Class (FEIP)	17,836,833	14,103,758
High Income Portfolio - Initial Class (FHIP)	2,847,668	2,530,778
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	5,274,214	5,332,187
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	121,085,652	113,727,380
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	1,002,506	655,486
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	607,566	424,967
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	183,352	152,468
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	183,769	151,597
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	364,851	262,312
VIP Fund - Growth Portfolio - Initial Class (FGP)	24,391,615	18,937,690
VIP Fund - Growth Portfolio - Service Class (FGS)	235,958	221,729
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,798,403	1,841,155
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	8,031,146	8,188,948
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	167,437	178,542
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	2,953,304	2,418,262
VIP Fund - Overseas Portfolio - Initial Class (FOP)	2,923,001	3,904,139
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	4,285,233	3,733,372
VIP Fund - Overseas Portfolio - Service Class (FOS)	12,344	11,428
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	343,553	236,314
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	1,337,177	863,042
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	2,005,621	1,762,226
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	2,317,155	1,897,848
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	1,470,137	976,154
Templeton Foreign Securities Fund - Class 1 (TIF)	354,897	310,952
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	531,176	565,584
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	4,704	5,078
International Portfolio - S Class Shares (AMINS)	716	819
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	64,298	89,711
Partners Portfolio - I Class Shares (AMTP)	499,297	688,280
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	301,541	220,490
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Socially Responsive Portfolio - I Class Shares (AMSRS)	366,117	260,935
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	4,125,615	4,290,796
Global Securities Fund/VA - Class 3 (OVGS3)	1,308,081	1,057,246
Global Securities Fund/VA - Non-Service Shares (OVGS)	493,166	428,945
High Income Fund/VA - Class 3 (OVHI3)	126,122	33,626
High Income Fund/VA - Non-Service Shares (OVHI)	144,309	61,704
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	448,259	380,077
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	529,108	441,246
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	52,588	53,370
Low Duration Portfolio - Administrative Class (PMVLDA)	344,498	348,322
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	84,321	54,415
Putnam VT International Equity Fund - IB Shares (PVTIGB)	21,198	26,478
Putnam VT Voyager Fund - IB Shares (PVTVB)	745,999	868,619
Blue Chip Growth Portfolio - II (TRBCG2)	1,499,707	1,575,021
Equity Income Portfolio - II (TREI2)	2,462,793	2,334,638
Health Sciences Portfolio - II (TRHS2)	24,456	26,423
Limited-Term Bond Portfolio - II (TRLT2)	1,134	1,141
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,245,350	1,229,697
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	1,010,072	980,071
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	4,544,140	2,586,574
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	7,298,603	4,357,570
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	1,386,826	1,425,613
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	1,474,357	1,507,946
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)	285,127	204,311
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)	138,175	126,068
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)	431,360	311,877
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)	298,372	314,448
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	113,671	110,897
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	186,745	274,434
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	160,889	202,882
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	61,812	67,607

Total	$413,976,363	$371,292,933

(7) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
SmallCap Growth Portfolio - Class O Shares (AASCO)
2010	0.60%	to	0.75%	127,524	$1,585.57	to	$155.10	$26,343,396	0.00%	24.54%	to	24.36%
2009	0.60%	to	0.75%	149,187	1,273.09	to	124.72	24,454,761	0.00%	44.64%	to	44.42%
2008	0.60%	to	0.75%	172,061	880.2	to	86.36	19,374,622	0.00%	-46.92%	to	-47%
2007	0.60%	to	0.75%	183,894	1658.29	to	162.95	39,481,884	0.00%	16.54%	to	16.36%
2006	0.60%	to	0.75%	201,820	1422.98	to	140.04	36,757,345	0.00%	19.3%	to	19.12%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2010			0.75%	7,341			132.20	970,493	1.81%			9.06%
2009			0.75%	3,470			121.22	420,625	2.38%			21.22%	*
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.60%	to	0.75%	11,918	1,704.65	to	168.52	2,840,838	2.69%	7.47%	to	7.31%
2009	0.60%	to	0.75%	12,140	1586.12	to	157.03	2,546,022	3.15%	24.83%	to	24.64%
2008	0.60%	to	0.75%	9,537	1270.61	to	125.99	1,400,772	2.83%	-16.56%	to	-16.69%
2007	0.60%	to	0.75%	5,511	1522.83	to	151.22	1,032,293	2.32%	9.62%	to	9.46%
2006	0.60%	to	0.75%	6,135	1389.13	to	138.15	1,014,333	1.94%	9.76%	to	9.59%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.60%	to	0.75%	25,408	1,726.18	to	170.39	4,842,599	0.26%	5.84%	to	5.68%
2009	0.60%	to	0.75%	24,248	1630.89	to	161.22	4,355,169	0.02%	45.14%	to	44.92%
2008	0.60%	to	0.75%	19,072	1123.66	to	111.25	2,416,800	0.01%	-44.64%	to	-44.73%
2007	0.60%	to	0.75%	17,297	2029.84	to	201.27	4,181,145	0.20%	35.81%	to	35.61%
2006	0.60%	to	0.75%	14,008	1494.58	to	148.42	2,333,227	0.14%	8.47%	to	8.3%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.65%	to	0.75%	5,088	162.75	to	161.67	824,618	0.00%	23.71%	to	23.59%
2009	0.65%	to	0.75%	5,013	131.56	to	130.82	657,526	0.00%	56.08%	to	55.92%
2008	0.65%	to	0.75%	4,559	84.29	to	83.9	383,203	0.09%	-44.26%	to	-44.32%
2007	0.65%	to	0.75%	4,592	151.22	to	150.67	693,195	0.59%	20.96%	to	20.84%
2006	0.65%	to	0.75%	1,946	125.02	to	124.68	242,903	0.00%	7.24%	to	7.14%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.60%	to	0.75%	845	1,600.72	to	158.00	263,500	0.00%	23.65%	to	23.47%
2009	0.60%	to	0.75%	797	1294.53	to	127.97	167,470	0.00%	55.96%	to	55.72%
2008	0.60%	to	0.75%	1,026	830.05	to	82.18	98,533	0.08%	-44.31%	to	-44.39%
2007	0.60%	to	0.75%	1,416	1490.41	to	147.78	235,882	0.34%	20.97%	to	20.78%
2006	0.60%	to	0.75%	1,499	1232.09	to	122.35	203,635	0.00%	7.18%	to	7.02%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009			0.60%	19			1414.58	26,877	1.15%			21.82%
2008	0.60%	to	0.75%	1,151	1161.19	to	115.14	154,480	0.70%	-36.62%	to	-36.72%
2007	0.60%	to	0.75%	1,135	1832.2	to	181.94	243,433	0.48%	5.49%	to	5.34%
2006	0.60%	to	0.75%	1,125	1736.78	to	172.73	231,276	0.13%	10.11%	to	9.94%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.65%	to	0.75%	31,882	292.18	to	290.24	9,288,177	0.58%	24.22%	to	24.10%
2009	0.65%	to	0.75%	33,537	235.21	to	233.88	7,869,144	0.45%	77.91%	to	77.73%
2008	0.65%	to	0.75%	32,523	132.21	to	131.59	4,290,799	2.99%	-52.52%	to	-52.57%
2007	0.65%	to	0.75%	24,230	278.44	to	277.43	6,734,353	0.44%	27.24%	to	27.11%
2006	0.65%	to	0.75%	16,893	218.84	to	218.26	3,701,931	2.40%	45.75%	to	45.6%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.60%	to	0.75%	4,134	3,135.45	to	309.49	3,125,971	0.58%	24.27%	to	24.08%
2009	0.60%	to	0.75%	3,810	2,523.11	to	249.42	2,631,286	0.47%	78.00%	to	77.73%
2008	0.60%	to	0.75%	4,620	1417.47	to	140.34	1,627,041	2.83%	-52.51%	to	-52.59%
2007	0.60%	to	0.75%	5,892	2985.08	to	295.98	3,941,557	0.43%	27.25%	to	27.06%
2006	0.60%	to	0.75%	5,388	2345.86	to	232.95	2,616,531	1.97%	45.75%	to	45.54%
Investors Growth Stock Series - Initial Class (MIGIC)
2010	0.60%	to	0.75%	3,983	1,499.96	to	148.28	786,900	0.52%	11.80%	to	11.63%
2009	0.60%	to	0.75%	4,471	1341.62	to	132.83	723,505	0.77%	38.72%	to	38.51%
2008	0.60%	to	0.75%	4,507	967.15	to	95.9	507,212	0.59%	-37.25%	to	-37.35%
2007	0.60%	to	0.75%	4,862	1541.29	to	153.05	862,693	0.32%	10.69%	to	10.52%
2006	0.60%	to	0.75%	5,315	1392.46	to	138.48	844,070	0.00%	6.93%	to	6.77%
Value Series - Initial Class (MVFIC)
2010	0.60%	to	0.75%	14,394	1,745.94	to	172.60	2,946,229	1.58%	10.87%	to	10.70%
2009	0.60%	to	0.75%	15,134	1574.81	to	155.91	2,912,845	1.35%	21.98%	to	21.8%
2008	0.60%	to	0.75%	16,210	1291.03	to	128.01	2,558,791	1.31%	-32.99%	to	-33.09%
2007	0.60%	to	0.75%	18,297	1926.52	to	191.31	4,318,143	0.94%	7.26%	to	7.1%
2006	0.60%	to	0.75%	17,085	1796.14	to	178.63	3,644,662	1.06%	20.12%	to	19.94%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.60%	to	0.75%	368	1,080.03	to	107.90	82,482	0.00%	8.00%	to	7.90%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.60%	to	0.75%	5,985	1,226.66	to	121.26	803,778	6.04%	6.50%	to	6.34%
2009	0.60%	to	0.75%	5,802	1151.76	to	114.03	781,170	9.56%	8.99%	to	8.83%
2008	0.60%	to	0.75%	9,326	1056.77	to	104.78	1,308,628	4.68%	-10.74%	to	-10.88%
2007	0.60%	to	0.75%	9,965	1183.94	to	117.57	1,564,281	3.46%	4.82%	to	4.66%
2006	0.60%	to	0.75%	9,217	1129.51	to	112.33	1,174,089	3.96%	3.11%	to	2.96%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.60%	to	0.75%	914	$1,931.53	to	$190.94	$415,297	3.91%	9.09%	to	8.92%
2009	0.60%	to	0.75%	909	1770.61	to	175.3	384,950	8.41%	29.43%	to	29.24%
2008	0.60%	to	0.75%	1,163	1368	to	135.64	365,135	7.77%	-15.49%	to	-15.61%
2007	0.60%	to	0.75%	1,307	1618.66	to	160.74	467,623	6.93%	5.89%	to	5.73%
2006	0.60%	to	0.75%	1,475	1528.6	to	152.02	333,584	8.56%	10.15%	to	9.98%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.60%	to	0.75%	577	2,336.14	to	230.94	714,297	2.24%	29.18%	to	28.99%
2009	0.60%	to	0.75%	529	1808.38	to	179.04	513,453	5.76%	27.59%	to	27.4%
2008	0.60%	to	0.75%	17,854	1417.37	to	140.54	2,819,856	3.47%	-38.27%	to	-38.36%
2007	0.60%	to	0.75%	23,396	2295.96	to	228	5,815,477	1.10%	-17.57%	to	-17.69%
2006	0.60%	to	0.75%	24,171	2785.34	to	277.01	7,516,293	1.05%	37.22%	to	37.02%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.65%	to	0.75%	1,926	122.27	to	122.06	235,407	8.61%	7.54%	to	7.43%
2009	0.65%	to	0.75%	1,055	113.70	to	113.62	119,893	6.73%	13.70%	to	13.62%	*
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2010	0.60%	to	0.75%	487	1,218.29	to	121.52	433,178	9.24%	7.11%	to	6.95%
2009	0.60%	to	0.75%	87	1,137.41	to	113.63	94,860	7.10%	13.74%	to	13.63%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.60%	to	0.75%	49,756	1,411.43	to	140.79	7,648,927	2.08%	12.79%	to	12.62%
2009	0.65%	to	0.75%	114	125.10	to	125.02	14,257	0.64%	25.10%	to	25.02%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010			0.75%	2,613			105.04	274,470	1.53%			11.18%
2009			0.75%	2,528			94.48	238,838	0.09%			22.49%
2008			0.75%	2,079			77.13	160,345	3.69%			-30.3%
2007			0.75%	1,044			110.66	115,502	2.96%			5.34%
2006			0.75%	288			105.05	30,253	1.92%			5.05%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010			0.75%	3,304			112.27	370,947	2.20%			5.20%
2009			0.75%	3,185			106.72	339,917	0.37%			11.31%
2008			0.75%	2,962			95.88	284,015	5.63%			-10.55%
2007			0.75%	2,900			107.18	310,864	10.19%			2.21%
2006			0.75%	147			104.87	15,416	0.01%			4.87%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010			0.75%	10,796			115.79	1,250,075	0.94%			10.47%
2009			0.75%	9,470			104.82	992,619	0.00%			40.55%
2008			0.75%	6,303			74.58	470,075	2.92%			-39.10%
2007			0.75%	3,650			122.45	446,988	3.19%			13.51%
2006			0.75%	432			107.88	46,592	0.16%			7.88%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010			0.75%	11,279			102.47	1,155,814	0.19%			17.31%
2009			0.75%	11,716			87.35	1,023,433	0.00%			37.75%
2008			0.75%	9,249			63.42	586,558	2.57%			-44.63%
2007			0.75%	2,536			114.53	290,487	0.70%			11.06%
2006			0.75%	977			103.13	100,792	0.93%			3.13%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010			0.75%	2,232			86.45	192,953	1.24%			10.15%
2009			0.75%	2,629			78.49	206,338	0.00%			29.71%
2008			0.75%	1,478			60.51	89,399	2.37%			-38.53%
2007			0.75%	738			98.43	72,608	1.83%			-1.57%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.60%	to	0.75%	1,509	1,624.29	to	160.57	478,346	7.72%	12.48%	to	12.31%
2009	0.60%	to	0.75%	2,426	1444.1	to	142.97	847,125	11.21%	45.12%	to	44.91%
2008	0.60%	to	0.75%	2,375	995.07	to	98.66	331,329	8.94%	-28.42%	to	-28.53%
2007	0.60%	to	0.75%	3,159	1390.16	to	138.05	630,844	7.16%	2.51%	to	2.36%
2006	0.60%	to	0.75%	5,094	1356.06	to	134.86	860,718	7.16%	9.94%	to	9.78%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.65%	to	0.75%	11,917	137.78	to	137.01	1,637,352	9.33%	12.43%	to	12.32%
2009	0.65%	to	0.75%	14,045	122.55	to	121.98	1,717,221	10.87%	45.13%	to	44.99%
2008	0.65%	to	0.75%	8,474	84.44	to	84.13	714,145	8.93%	-28.56%	to	-28.64%
2007	0.65%	to	0.75%	9,487	118.21	to	117.89	1,119,687	7.54%	2.5%	to	2.39%
2006	0.65%	to	0.75%	7,786	115.33	to	115.14	897,186	8.08%	9.88%	to	9.77%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.60%	to	0.75%	2,239	3,932.70	to	388.77	1,931,694	0.07%	15.48%	to	15.31%
2009	0.60%	to	0.75%	1,819	3405.51	to	337.16	1,550,472	1.41%	62.34%	to	62.09%
2008	0.60%	to	0.75%	2,027	2097.81	to	208	924,864	1.16%	-58.01%	to	-58.08%
2007	0.60%	to	0.75%	2,485	4996.54	to	496.17	2,614,716	0.70%	44.7%	to	44.49%
2006	0.60%	to	0.75%	2,474	3452.94	to	343.4	1,582,475	0.68%	35.9%	to	35.7%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.60%	to	0.75%	18,214	$830.53	to	$238.72	$4,718,938	0.07%	15.52%	to	15.35%
2009	0.60%	to	0.75%	19,865	718.95	to	206.96	4,249,988	1.39%	62.51%	to	62.26%
2008	0.60%	to	0.75%	21,925	442.42	to	127.54	2,801,405	1.22%	-55.76%	to	-58.15%
2007	0.65%	to	0.75%	22,669	305.85	to	304.73	6,918,910	0.70%	44.6%	to	44.46%
2006	0.65%	to	0.75%	18,901	211.51	to	210.95	3,992,157	0.70%	35.76%	to	35.63%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.60%	to	0.75%	645	1915.58	to	189.65	429,550	4.22%	7.36%	to	7.2%
2008	0.60%	to	0.75%	734	1784.21	to	176.91	411,192	3.18%	-33.34%	to	-33.44%
2007	0.60%	to	0.75%	1,139	2676.63	to	265.8	876,435	2.65%	19.71%	to	19.53%
2006	0.60%	to	0.75%	985	2235.92	to	222.37	526,305	2.73%	36.74%	to	36.54%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.65%	to	0.75%	6,858	156.82	to	155.94	1,072,385	4.04%	7.28%	to	7.17%
2008	0.65%	to	0.75%	8,429	146.18	to	145.5	1,229,538	3.27%	-33.34%	to	-33.4%
2007	0.65%	to	0.75%	10,028	219.28	to	218.48	2,195,734	2.46%	19.61%	to	19.49%
2006	0.65%	to	0.75%	11,033	183.33	to	182.85	2,020,297	2.88%	36.7%	to	36.57%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.65%	to	0.75%	5,491	79.19	to	78.98	433,977	0.82%	12.27%	to	12.16%
2009	0.65%	to	0.75%	7,127	70.53	to	70.41	502,101	0.32%	28.61%	to	28.48%
2008	0.65%	to	0.75%	669	54.80	to	54.84	36,687	2.21%	-45.16%	to	-45.2%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.60%	to	0.75%	138,039	901.86	to	89.83	15,384,728	0.20%	14.92%	to	14.74%
2009	0.60%	to	0.75%	162,175	784.80	to	78.28	16,452,228	0.13%	52.05%	to	51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.65%	to	0.75%	496	98.46	to	98.20	48,803	1.10%	22.76%	to	22.64%
2009	0.65%	to	0.75%	222	80.20	to	80.07	17,795	0.41%	30.42%	to	30.29%
2008	0.65%	to	0.75%	137	61.46	to	61.50	8,436	0.41%	-38.54%	to	-38.50%	*
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2010			0.75%	3,721			93.51	347,960	0.52%			14.14%
2009			0.75%	3,609			81.93	295,672	1.36%			28.33%
2008			0.75%	3,325			63.84	212,266	1.27%			-36.16%	*
NVIT Cardinal Balanced Fund -Class I (NVCRB1)
2010			0.75%	29			103.87	3,012	1.40%			9.64%
2009			0.75%	81			94.74	7,674	5.65%			18.99%
2008			0.75%	14			79.62	1,140	0.74%			-20.38%	*
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2010			0.75%	3,546			99.48	352,758	0.84%			11.62%
2009			0.75%	3,178			89.13	283,248	3.76%			23.32%
2008			0.75%	326			72.27	23,569	1.33%			-27.73%	*
NVIT Cardinal Conservative Fund -Class I (NVCCN1)
2010			0.75%	121			108.43	13,120	1.30%			6.07%
2009			0.75%	122			102.23	12,472	2.59%			12.37%
2008			0.75%	120			90.97	10,896	0.70%			-9.03%	*
NVIT Cardinal Moderate Fund -Class I (NVCMD1)
2010			0.75%	4,860			101.63	493,922	1.09%			10.59%
2009			0.75%	3,806			91.9	349,754	2.59%			21.09%
2008			0.75%	1,060			75.89	80,383	0.63%			-24.11%	*
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2010			0.75%	9,650			97.21	938,030	0.88%			12.65%
2009			0.75%	6,581			86.29	567,869	4.04%			25.74%
2008			0.75%	337			68.62	23,111	1.89%			-31.38%	*
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2010			0.75%	273			105.58	28,822	1.48%			8.50%
2009			0.75%	35			97.31	3,406	2.27%			16.76%
2008			0.75%	62			83.34	5,187	1.46%			-16.66%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.65%	to	0.75%	2,643	113.83	to	113.53	300,608	3.11%	6.36%	to	6.26%
2009	0.65%	to	0.75%	1,671	107.02	to	106.84	178,672	2.98%	8.08%	to	7.97%
2008	0.65%	to	0.75%	1,889	99.02	to	98.96	187,031	2.12%	-0.98%	to	-1.04%	*
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2010			0.75%	329			123.21	40,536	3.19%			7.55%
2009			0.75%	220			114.57	25,205	3.58%			15.75%
2008			0.75%	433			98.98	42,858	1.75%			-1.02%	*
NVIT Fund - Class IV (TRF4)
2010	0.00%	to	0.75%	106,143	8,209.33	to	282.85	93,411,273	1.03%	13.48%	to	12.63%
2009	0.00%	to	0.75%	120,329	7234.28	to	251.13	92,619,075	1.36%	25.94%	to	25%
2008	0.00%	to	0.75%	134,973	5744.05	to	200.9	82,191,405	1.44%	-41.55%	to	-41.99%
2007	0.00%	to	0.75%	149,511	9827.16	to	346.3	153,166,807	1.06%	8.18%	to	7.37%
2006	0.00%	to	0.75%	163,814	9083.77	to	322.53	152,729,328	1.08%	13.63%	to	12.78%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.60%	to	0.75%	964	$1,465.04	to	$145.05	$164,101	1.29%	30.97%	to	30.77%
2008	0.60%	to	0.75%	1,077	1118.65	to	110.92	143,104	1.93%	-46.6%	to	-46.68%
2007	0.60%	to	0.75%	1,185	2094.7	to	208.01	292,425	2.66%	-1.65%	to	-1.8%
2006	0.60%	to	0.75%	1,502	2129.8	to	211.81	457,003	1.85%	19.6%	to	19.42%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.65%	to	0.75%	3,182	106.78	to	106.18	339,140	1.19%	31.08%	to	30.95%
2008	0.65%	to	0.75%	3,336	81.46	to	81.08	271,329	2.09%	-46.56%	to	-46.62%
2007	0.65%	to	0.75%	2,656	152.44	to	151.88	404,427	3.30%	-1.77%	to	-1.86%
2006	0.65%	to	0.75%	5,642	108.84	to	108.55	612,790	0.00%	2.04%	to	1.94%
NVIT Government Bond Fund - Class I (GBF)
2010			0.75%	4,003			133.34	533,778	3.48%			4.00%
2009			0.75%	4,008			128.22	513,895	4.13%			1.92%
2008			0.75%	5,626			125.80	707,775	4.32%			6.91%
2007			0.75%	5,229			117.66	615,277	4.49%			6.35%
2006			0.75%	4,897			110.64	541,768	4.29%			2.57%
NVIT Government Bond Fund - Class IV (GBF4)
2010	0.00%	to	0.75%	52,763	6195.53	to	271.55	22,409,933	2.97%	4.78%	to	4.00%
2009	0.00%	to	0.75%	59,941	5912.80	to	261.11	24,159,764	3.51%	2.69%	to	1.92%
2008	0.00%	to	0.75%	62,329	5758.07	to	256.19	25,195,143	4.25%	7.62%	to	6.81%
2007	0.00%	to	0.75%	71,643	5350.61	to	239.85	25,907,305	4.46%	7.26%	to	6.46%
2006	0.00%	to	0.75%	76,487	4988.27	to	225.30	25,407,189	4.11%	3.34%	to	2.57%
NVIT Growth Fund - Class IV (CAF4)
2010	0.60%	to	0.75%	122,486	1,173.31	to	115.12	18,922,510	0.64%	18.53%	to	18.36%
2009	0.60%	to	0.75%	140,849	989.86	to	97.27	18,405,225	0.58%	32.82%	to	32.62%
2008	0.60%	to	0.75%	158,183	745.25	to	73.34	15,578,987	0.26%	-39.15%	to	-39.24%
2007	0.60%	to	0.75%	170,866	1224.77	to	120.71	27,660,164	0.18%	18.84%	to	18.66%
2006	0.60%	to	0.75%	190,353	1030.63	to	101.73	25,958,306	0.05%	5.54%	to	5.38%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.60%	to	0.75%	1,036	1464.09	to	144.95	293,054	0.28%	18.45%	to	18.27%
2008	0.60%	to	0.75%	1,869	1236.04	to	122.56	372,913	0.29%	-25.66%	to	-25.77%
2007	0.60%	to	0.75%	2,103	1662.75	to	165.12	559,904	0.06%	12.48%	to	12.31%
2006	0.60%	to	0.75%	2,526	1478.26	to	147.02	1,013,140	0.00%	2.09%	to	1.94%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.65%	to	0.75%	4,136	107.63	to	107.02	443,503	0.31%	18.34%	to	18.22%
2008	0.65%	to	0.75%	5,513	90.95	to	90.52	499,743	0.30%	-25.72%	to	-25.79%
2007	0.65%	to	0.75%	4,539	122.43	to	121.98	554,249	0.08%	12.49%	to	12.38%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.60%	to	0.75%	28,338	1,717.01	to	168.34	4,832,410	1.93%	13.94%	to	13.77%
2009	0.60%	to	0.75%	30,827	1506.9	to	147.96	4,612,056	1.27%	26.44%	to	26.26%
2008	0.60%	to	0.75%	32,813	1191.75	to	117.19	3,890,635	2.14%	-37.22%	to	-37.32%
2007	0.60%	to	0.75%	30,001	1898.33	to	186.96	5,696,603	1.96%	5.32%	to	5.16%
2006	0.60%	to	0.75%	23,860	1802.42	to	177.78	4,314,572	2.14%	16.17%	to	16%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010			0.75%	65			135.03	8,777	1.58%			11.19%
2009			0.75%	9			121.44	1,093	0.72%			21.44%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.60%	to	0.75%	12,238	1,330.70	to	132.78	1,636,040	2.41%	5.26%	to	5.10%
2009	0.60%	to	0.75%	10,112	1264.21	to	126.34	1,290,185	2.47%	8.43%	to	8.27%
2008	0.60%	to	0.75%	8,067	1165.91	to	116.69	956,120	3.33%	-6.58%	to	-6.73%
2007	0.60%	to	0.75%	3,953	1248.09	to	125.1	517,209	3.85%	4.75%	to	4.59%
2006	0.60%	to	0.75%	3,363	1191.53	to	119.61	445,352	3.10%	5.53%	to	5.37%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	to	0.75%	185,044	2,670.09	to	152.40	45,817,656	2.10%	10.25%	to	10.09%
2009	0.00%	to	0.75%	199,162	2407.38	to	138.44	44,488,278	1.58%	20.37%	to	18.25%
2008	0.60%	to	0.75%	115,641	1179.33	to	117.08	14,101,689	2.88%	-23.66%	to	-23.77%
2007	0.60%	to	0.75%	103,981	1544.74	to	153.58	16,636,748	2.72%	5.02%	to	4.87%
2006	0.60%	to	0.75%	82,512	1470.85	to	146.46	12,662,728	2.45%	10.69%	to	10.52%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.60%	to	0.75%	146,811	1,655.67	to	162.84	24,880,243	2.17%	12.16%	to	11.99%
2009	0.60%	to	0.75%	163,399	1,476.18	to	145.40	24,599,225	1.53%	23.65%	to	23.46%
2008	0.60%	to	0.75%	163,360	1193.85	to	117.77	19,852,890	2.52%	-31.8%	to	-31.9%
2007	0.60%	to	0.75%	155,909	1750.56	to	172.95	27,852,303	2.29%	5.51%	to	5.35%
2006	0.60%	to	0.75%	119,754	1659.11	to	164.16	20,141,018	2.34%	13.86%	to	13.69%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.60%	to	0.75%	13,771	1,443.01	to	143.54	2,174,740	2.33%	7.87%	to	7.71%
2009	0.60%	to	0.75%	11,111	1337.76	to	133.27	1,653,186	1.99%	13.88%	to	13.71%
2008	0.60%	to	0.75%	15,086	1174.75	to	117.2	1,935,339	3.18%	-15.55%	to	-15.68%
2007	0.60%	to	0.75%	14,050	1391.1	to	139	2,137,412	3.26%	5.22%	to	5.06%
2006	0.60%	to	0.75%	10,321	1322.06	to	132.3	1,474,196	2.83%	7.78%	to	7.61%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.60%	to	0.75%	15,092	$2,119.43	to	$209.52	$3,542,110	1.38%	25.45%	to	25.26%
2009	0.60%	to	0.75%	16,859	1,689.50	to	167.27	3,206,050	1.10%	35.94%	to	35.73%
2008	0.60%	to	0.75%	18,702	123.23	to	1,242.85	2,580,573	1.28%	-36.94%	to	-36.84%
2007	0.60%	to	0.75%	20,047	195.42	to	1,967.89	4,364,270	1.35%	6.75%	to	6.91%
2006	0.60%	to	0.75%	19,628	183.06	to	1,840.65	3,947,292	1.15%	9.07%	to	9.23%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.65%	to	0.75%	19,096	93.91	to	93.66	1,790,751	0.82%	13.30%	to	13.18%
2009	0.65%	to	0.75%	20,886	82.89	to	82.75	1,729,422	0.91%	35.57%	to	35.44%
2008	0.65%	to	0.75%	40	61.10	to	61.14	2,462	0.36%	-38.90%	to	-38.86%	*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.60%	to	0.75%	122,147	1,168.55	to	115.69	17,400,156	2.35%	5.48%	to	5.32%
2009	0.60%	to	0.75%	127,317	1107.86	to	109.85	17,721,652	2.26%	29.06%	to	28.87%
2008	0.60%	to	0.75%	140,630	858.4	to	85.24	14,971,527	1.81%	-46.65%	to	-46.73%
2007	0.60%	to	0.75%	148,290	1609.12	to	160.03	29,225,522	2.07%	2.31%	to	2.16%
2006	0.60%	to	0.75%	169,162	1572.75	to	156.65	31,620,607	2.02%	22.01%	to	21.83%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2010	0.60%	to	0.75%	37,983	2,867.37	to	278.61	18,119,961	2.12%	5.56%	to	5.40%
2009	0.60%	to	0.75%	47,692	2716.39	to	264.34	21,124,806	2.13%	29.11%	to	28.92%
2008	0.60%	to	0.75%	59,201	2103.89	to	205.04	20,061,144	1.78%	-46.67%	to	-46.75%
2007	0.60%	to	0.75%	72,492	3944.99	to	385.05	44,468,736	2.11%	2.28%	to	2.12%
2006	0.60%	to	0.75%	85,335	3857.14	to	377.04	50,355,415	2.08%	22.01%	to	21.82%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.60%	to	0.75%	40,292	1,097.90	to	93.52	4,096,325	0.10%	9.79%	to	14.65%	*
2009	0.65%	to	0.75%	19,082	81.71	to	81.57	1,557,288	1.00%	28.94%	to	28.81%
2008	0.65%	to	0.75%	4	63.37	to	63.33	229	0.18%	-36.63%	to	-36.67%	*
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.60%	to	0.75%	30,780	1,047.36	to	89.88	3,032,512	0.58%	4.74%	to	12.20%	*
2009	0.65%	to	0.75%	17,619	80.24	to	80.10	1,412,102	1.54%	26.77%	to	26.64%
2008	0.65%	to	0.75%	507	63.29	to	63.25	32,070	0.81%	-36.71%	to	-36.75%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.60%	to	0.75%	360,069	1,558.71	to	99.23	51,780,950	0.00%	26.06%	to	25.87%
2009	0.60%	to	0.75%	428,454	1236.48	to	78.84	48,628,166	0.00%	23.65%	to	26.17%	*
2008	0.65%	to	0.75%	4	62.52	to	62.48	220	0.00%	-37.48%	to	-37.52%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.65%	to	0.75%	52,421	103.67	to	103.39	5,424,440	1.43%	18.86%	to	18.74%
2009	0.65%	to	0.75%	60,511	87.22	to	87.07	5,271,721	1.29%	29.62%	to	29.49%
2008	0.65%	to	0.75%	18	67.29	to	67.24	1,190	1.70%	-32.71%	to	-32.76%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.60%	to	0.75%	13,293	1,434.87	to	141.85	2,115,386	0.00%	24.70%	to	24.51%
2009	0.60%	to	0.75%	12,896	1150.68	to	113.92	1,610,079	0.00%	26.7%	to	26.51%
2008	0.60%	to	0.75%	12,402	908.2	to	90.05	1,216,928	0.00%	-46.74%	to	-46.82%
2007	0.60%	to	0.75%	11,510	1705.23	to	169.33	2,114,898	0.00%	9.09%	to	8.93%
2006	0.60%	to	0.75%	7,850	1563.14	to	155.46	1,266,420	0.00%	2.59%	to	2.44%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2010	0.60%	to	0.75%	88,987	1,749.17	to	171.62	19,180,175	0.63%	25.85%	to	25.66%
2009	0.60%	to	0.75%	105,222	1,389.90	to	136.58	18,206,897	0.63%	25.65%	to	25.47%
2008	0.60%	to	0.75%	122,276	1106.13	to	108.86	17,192,696	1.09%	-32.68%	to	-32.78%
2007	0.60%	to	0.75%	142,316	1643.02	to	161.94	29,870,553	1.18%	-7.48%	to	-7.62%
2006	0.60%	to	0.75%	157,866	1775.93	to	175.3	36,341,552	0.45%	16.7%	to	16.53%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2010	0.60%	to	0.75%	84,028	1,704.15	to	167.21	18,870,454	0.30%	24.59%	to	24.40%
2009	0.60%	to	0.75%	102,250	1367.82	to	134.41	18,194,207	0.29%	33.8%	to	33.6%
2008	0.60%	to	0.75%	123,710	1022.25	to	100.6	16,027,358	0.82%	-38.56%	to	-38.65%
2007	0.60%	to	0.75%	142,233	1663.76	to	163.98	29,899,031	0.11%	1.54%	to	1.39%
2006	0.60%	to	0.75%	150,845	1638.55	to	161.74	31,093,042	0.11%	11.37%	to	11.21%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.60%	to	0.75%	10,261	1,379.24	to	136.35	1,776,573	6.91%	9.93%	to	9.76%
2009	0.60%	to	0.75%	9,975	1254.7	to	124.22	1,534,940	10.39%	23.64%	to	23.45%
2008	0.60%	to	0.75%	9,850	1014.84	to	100.62	1,295,458	7.30%	-17.79%	to	-17.91%
2007	0.60%	to	0.75%	12,772	1234.39	to	122.58	1,891,433	4.01%	4%	to	3.84%
2006	0.60%	to	0.75%	12,056	1186.96	to	118.05	1,719,332	4.29%	4.21%	to	4.06%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2010	0.60%	to	0.75%	292,943	3,339.22	to	325.31	127,700,930	1.81%	14.04%	to	13.87%
2009	0.60%	to	0.75%	331,907	2928.05	to	285.68	126,149,138	2.38%	25.46%	to	25.28%
2008	0.60%	to	0.75%	374,555	2333.76	to	228.04	113,036,809	1.92%	-37.66%	to	-37.76%
2007	0.60%	to	0.75%	410,597	3743.89	to	366.38	196,671,685	1.60%	4.48%	to	4.32%
2006	0.60%	to	0.75%	448,660	3583.44	to	351.21	205,037,176	1.65%	14.63%	to	14.46%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.65%	to	0.75%	13,296	$107.21	to	$106.92	$1,424,080	1.41%	1.76%	to	1.65%
2009	0.65%	to	0.75%	11,884	105.35	to	105.18	1,251,259	2.94%	6.42%	to	6.31%
2008	0.65%	to	0.75%	270	99	to	98.94	26,727	1.58%	-1%	to	-1.06%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.60%	to	0.75%	578	1455.77	to	144.13	244,940	0.00%	51.55%	to	51.33%
2008	0.60%	to	0.75%	597	960.56	to	95.24	148,925	0.00%	-48.88%	to	-48.96%
2007	0.60%	to	0.75%	1,072	1878.98	to	186.59	442,262	0.00%	19.37%	to	19.19%
2006	0.60%	to	0.75%	870	1574.07	to	156.54	200,855	0.00%	10.51%	to	10.34%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.65%	to	0.75%	5,068	109.92	to	109.3	554,685	0.00%	51.46%	to	51.31%
2008	0.65%	to	0.75%	4,263	72.58	to	72.24	308,542	0.00%	-48.92%	to	-48.97%
2007	0.65%	to	0.75%	4,082	142.08	to	141.56	578,394	0.00%	19.4%	to	19.28%
2006	0.65%	to	0.75%	5,206	119	to	118.68	618,360	0.00%	10.36%	to	10.25%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.60%	to	0.75%	7,453	1462.55	to	144.8	1,177,107	0.00%	25.09%	to	24.9%
2008	0.60%	to	0.75%	10,337	1169.24	to	115.93	1,289,547	0.00%	-41.64%	to	-41.73%
2007	0.60%	to	0.75%	10,241	2003.6	to	198.96	2,207,661	0.00%	21.75%	to	21.57%
2006	0.60%	to	0.75%	10,539	1645.68	to	163.67	1,864,404	0.29%	-0.88%	to	-1.03%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.60%	to	0.75%	543,621	1,406.78	to	140.33	102,054,160	0.06%	8.15%	to	7.99%
2009	0.60%	to	0.75%	389	1300.78	to	129.95	92,847	0.20%	30.08%	to	29.95%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.65%	to	0.75%	639	107.28	to	136.89	86,309	2.93%	7.28%	to	5.55%	*
2009			0.75%	89			129.69	11,543	0.37%			29.69%	*
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2010	0.60%	to	0.75%	91,133	1,379.06	to	135.31	16,393,684	1.58%	14.95%	to	14.78%
2009	0.60%	to	0.75%	106,165	1199.68	to	117.89	16,697,703	1.21%	27.92%	to	27.73%
2008	0.60%	to	0.75%	125,870	937.84	to	92.3	15,634,305	2.06%	-37.34%	to	-37.44%
2007	0.60%	to	0.75%	141,480	1496.75	to	147.52	28,436,288	1.73%	-2.77%	to	-2.92%
2006	0.60%	to	0.75%	151,538	1539.45	to	151.96	31,759,847	1.74%	15.25%	to	15.07%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.65%	to	0.75%	37,019	94.52	to	94.27	3,492,111	2.15%	29.34%	to	29.21%
2009	0.65%	to	0.75%	39,256	73.08	to	72.96	2,865,417	2.46%	29.99%	to	29.86%
2008	0.65%	to	0.75%	234	56.22	to	56.18	13,169	3.57%	-43.78%	to	-43.82%	*
NVIT Money Market Fund - Class IV (SAM4)
2010	0.00%	to	0.75%	205,359	3297.33	to	166.40	46,585,485	0.00%	-0.60%	to	-0.75%
2009	0.00%	to	0.75%	261,369	3297.32	to	167.66	59,063,759	0.10%	0.09%	to	-0.66%
2008	0.00%	to	0.75%	277,875	3294.21	to	168.77	62,691,091	2.11%	2.15%	to	1.38%
2007	0.00%	to	0.75%	279,843	3224.87	to	166.47	59,782,181	4.82%	4.94%	to	4.14%
2006	0.00%	to	0.75%	277,898	3073.2	to	159.84	57,699,776	4.56%	4.67%	to	3.89%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.60%	to	0.75%	48,811	1,734.12	to	169.13	10,703,567	5.24%	4.66%	to	4.50%
2009	0.60%	to	0.75%	54,523	1656.99	to	161.85	11,404,615	8.04%	12.65%	to	12.48%
2008	0.60%	to	0.75%	58,973	1470.93	to	143.89	10,686,079	4.73%	-13.95%	to	-14.08%
2007	0.60%	to	0.75%	68,845	1709.33	to	167.47	14,668,779	2.74%	4.14%	to	3.98%
2006	0.60%	to	0.75%	72,788	1641.35	to	161.05	14,923,733	3.13%	3.58%	to	3.43%
V.I. Basic Value Fund - Series I (AVBVI)
2010	0.60%	to	0.75%	271	1,291.13	to	127.64	207,824	0.60%	6.71%	to	6.55%
2009	0.60%	to	0.75%	323	1209.95	to	119.79	250,184	0.43%	47.12%	to	46.9%
2008	0.60%	to	0.75%	15,197	822.44	to	81.55	1,415,463	0.90%	-52.06%	to	-52.13%
2007	0.60%	to	0.75%	15,703	1715.45	to	170.35	3,049,274	0.60%	0.93%	to	0.78%
2006	0.60%	to	0.75%	15,813	1699.59	to	169.03	3,042,844	0.41%	12.53%	to	12.36%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.60%	to	0.75%	2,003	1,315.20	to	130.02	280,976	0.81%	14.80%	to	14.63%
2009	0.60%	to	0.75%	2,200	1145.66	to	113.43	267,550	0.72%	20.35%	to	20.17%
2008	0.60%	to	0.75%	2,258	951.9	to	94.38	226,808	0.00%	-42.84%	to	-42.92%
2007	0.60%	to	0.75%	2,256	1665.25	to	165.36	390,640	0.00%	11.34%	to	11.17%
2006	0.60%	to	0.75%	2,210	1495.64	to	148.75	343,574	0.06%	5.67%	to	5.51%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.60%	to	0.75%	6,860	1,819.78	to	179.90	1,306,644	0.00%	18.07%	to	17.89%
2009	0.60%	to	0.75%	7,877	1541.3	to	152.6	1,280,886	0.00%	41.52%	to	41.31%
2008	0.60%	to	0.75%	8,221	1089.11	to	107.99	944,198	0.00%	-47.34%	to	-47.42%
2007	0.60%	to	0.75%	3,391	2068.32	to	205.39	864,111	0.00%	10.18%	to	10.01%
2006	0.60%	to	0.75%	2,821	1877.25	to	186.7	683,524	0.00%	15.82%	to	15.65%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.60%	to	0.75%	12,005	$1,389.74	to	$137.38	$1,832,879	0.00%	12.42%	to	12.25%
2009	0.60%	to	0.75%	13,714	1236.25	to	122.39	1,902,208	4.39%	20.1%	to	19.92%
2008	0.60%	to	0.75%	17,672	1029.34	to	102.06	2,049,646	2.11%	-40.96%	to	-41.05%
2007	0.60%	to	0.75%	20,678	1743.46	to	173.13	4,016,345	1.43%	4.49%	to	4.33%
2006	0.60%	to	0.75%	23,141	1668.6	to	165.95	4,292,206	1.36%	16.59%	to	16.41%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010	0.60%	to	0.75%	11,808	2,284.27	to	225.82	3,360,793	0.55%	26.15%	to	25.96%
2009	0.60%	to	0.75%	11,860	1810.77	to	179.27	2,749,403	1.17%	42%	to	41.79%
2008	0.60%	to	0.75%	14,011	1275.17	to	126.44	2,157,791	0.75%	-35.96%	to	-36.06%
2007	0.60%	to	0.75%	13,917	1991.27	to	197.74	3,263,027	0.94%	1.09%	to	0.94%
2006	0.60%	to	0.75%	13,955	1969.75	to	195.9	3,116,027	0.40%	13.74%	to	13.57%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.60%	to	0.75%	8,751	1,455.11	to	140.72	1,364,008	1.72%	13.46%	to	13.29%
2009	0.60%	to	0.75%	9,279	1,282.44	to	124.21	1,299,283	5.39%	17.39%	to	17.21%
2008	0.60%	to	0.75%	8,662	1092.46	to	105.97	1,026,660	2.12%	-34.98%	to	-35.08%
2007	0.60%	to	0.75%	10,248	1680.14	to	163.22	1,839,959	1.74%	-0.67%	to	-0.82%
2006	0.60%	to	0.75%	10,276	1691.44	to	164.56	1,828,849	1.69%	16.39%	to	16.21%
VP Income & Growth Fund - Class III (ACVIG3)
2007			0.68%	13,575	185.44	to	184.76	2,512,359	0.63%	17.29%	to	17.17%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.60%	to	0.75%	18,942	1,343.61	to	132.81	3,077,359	1.79%	4.49%	to	4.33%
2009	0.60%	to	0.75%	17,921	1285.88	to	127.3	2,885,688	1.90%	9.55%	to	9.39%
2008	0.60%	to	0.75%	16,799	1173.74	to	116.37	2,345,551	4.77%	-2.18%	to	-2.33%
2007	0.60%	to	0.75%	13,169	1199.89	to	119.15	1,854,054	4.49%	8.83%	to	8.67%
2006	0.60%	to	0.75%	12,803	1102.5	to	109.64	1,624,404	3.43%	0.98%	to	0.83%
VP International Fund - Class I (ACVI)
2010	0.60%	to	0.75%	442	1,548.09	to	152.81	384,270	2.52%	12.62%	to	12.45%
2009	0.60%	to	0.75%	544	1374.67	to	135.89	444,321	2.44%	32.96%	to	32.77%
2008	0.60%	to	0.75%	1,782	1033.86	to	102.36	462,358	0.88%	-45.15%	to	-45.24%
2007	0.60%	to	0.75%	2,778	1885.02	to	186.91	1,188,729	0.64%	17.35%	to	17.17%
2006	0.60%	to	0.75%	3,313	1606.37	to	159.52	1,042,520	1.58%	24.28%	to	24.09%
VP International Fund - Class III (ACVI3)
2008	0.65%	to	0.75%	13,738	101.65	to	101.18	1,392,618	0.84%	-45.18%	to	-45.24%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.65%	to	0.75%	6,248	150.36	to	149.51	936,472	2.58%	18.48%	to	18.36%
2009	0.65%	to	0.75%	5,878	126.9	to	126.31	744,319	3.88%	29.1%	to	28.97%
2008	0.65%	to	0.75%	5,470	98.3	to	97.94	536,858	0.07%	-24.84%	to	-24.91%
2007	0.65%	to	0.75%	3,449	130.78	to	130.43	450,566	0.72%	-2.94%	to	-3.04%
2006	0.65%	to	0.75%	2,012	134.74	to	134.52	270,859	1.05%	19.52%	to	19.4%
VP Ultra(R) Fund - Class I (ACVU1)
2010	0.60%	to	0.75%	61	1,163.82	to	114.88	58,406	0.45%	15.39%	to	15.22%
2009	0.60%	to	0.75%	391	1008.59	to	99.7	131,903	0.57%	33.68%	to	33.47%
2008	0.60%	to	0.75%	17,502	754.51	to	74.7	1,359,258	0.00%	-41.83%	to	-41.92%
2007	0.60%	to	0.75%	17,069	1297.1	to	128.61	2,338,237	0.00%	20.29%	to	20.11%
2006	0.60%	to	0.75%	18,237	1078.33	to	107.08	2,030,698	0.00%	-3.85%	to	-4%
VP Value Fund - Class I (ACVV)
2009	0.60%	to	0.75%	39,978	1282.88	to	126.82	5,713,475	6.21%	19.15%	to	18.97%
2008	0.60%	to	0.75%	44,924	1076.73	to	106.6	5,284,098	2.49%	-27.21%	to	-27.32%
2007	0.60%	to	0.75%	50,637	1479.32	to	146.68	8,195,665	1.62%	-5.71%	to	-5.85%
2006	0.60%	to	0.75%	54,195	1568.88	to	155.79	9,355,194	1.28%	17.95%	to	17.77%
VP Vista(SM) Fund - Class I (ACVVS1)
2010			0.75%	2			130.48	261	0.00%			22.96%
2009	0.65%	to	0.75%	107	106.62	to	106.12	11,407	0.00%	21.68%	to	21.55%
2008	0.65%	to	0.75%	4,165	87.62	to	87.3	364,258	0.00%	-49.01%	to	-48.96%
2007	0.65%	to	0.75%	3,062	171.66	to	171.21	525,010	0.00%	38.72%	to	38.86%
2006	0.65%	to	0.75%	1,069	123.62	to	123.42	132,041	0.00%	8.20%	to	8.30%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.60%	to	0.75%	30,428	2,085.31	to	204.42	6,547,508	0.68%	25.07%	to	24.89%
2009	0.60%	to	0.75%	30,885	1667.26	to	163.69	5,322,363	2.96%	24.28%	to	24.09%
2008	0.60%	to	0.75%	31,726	1341.55	to	131.91	4,393,379	0.87%	-31.33%	to	-31.43%
2007	0.60%	to	0.75%	33,536	1953.53	to	192.37	6,785,668	0.37%	-1.25%	to	-1.4%
2006	0.60%	to	0.75%	29,618	1978.31	to	195.1	6,138,847	0.36%	13.73%	to	13.56%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.60%	to	0.75%	48,256	$1,503.14	to	$148.59	$7,804,777	2.09%	14.15%	to	13.98%
2009	0.60%	to	0.75%	50,267	1,316.79	to	130.37	7,092,217	2.43%	25.58%	to	25.39%
2008	0.60%	to	0.75%	53,706	1048.58	to	103.97	6,171,647	2.11%	-37.52%	to	-37.61%
2007	0.60%	to	0.75%	61,314	1678.21	to	166.65	11,148,730	1.73%	4.62%	to	4.46%
2006	0.60%	to	0.75%	62,009	1604.06	to	159.53	10,690,871	1.67%	14.81%	to	14.64%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.60%	to	0.75%	17,801	1,339.44	to	132.21	2,519,668	2.46%	14.63%	to	14.46%
2009	0.60%	to	0.75%	19,586	1168.52	to	115.51	2,472,441	3.09%	21.83%	to	21.64%
2008	0.60%	to	0.75%	23,951	959.17	to	94.96	2,404,848	2.17%	-29.97%	to	-30.08%
2007	0.60%	to	0.75%	31,661	1369.71	to	135.81	4,641,082	1.54%	6.49%	to	6.33%
2006	0.60%	to	0.75%	32,783	1286.26	to	127.73	4,497,830	1.54%	15.78%	to	15.61%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.60%	to	0.75%	1,459	1,381.84	to	136.60	247,232	1.09%	30.37%	to	30.17%
2009	0.60%	to	0.75%	1,120	1059.97	to	104.94	132,111	1.78%	25.28%	to	25.1%
2008	0.60%	to	0.75%	993	846.06	to	83.89	100,867	0.88%	-37.97%	to	-38.06%
2007	0.60%	to	0.75%	879	1363.87	to	135.44	147,110	0.81%	-11.59%	to	-11.73%
2006	0.60%	to	0.75%	1,095	1542.74	to	153.43	222,638	0.42%	3.15%	to	3%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2010	0.60%	to	0.75%	728	1,458.14	to	144.15	114,355	0.93%	12.40%	to	12.23%
2009	0.60%	to	0.75%	767	1297.3	to	128.44	106,650	0.91%	12.8%	to	12.63%
2008	0.60%	to	0.75%	559	1150.08	to	114.03	63,754	0.36%	-29.79%	to	-29.9%
2007	0.60%	to	0.75%	770	1638.05	to	162.66	125,461	0.84%	9.22%	to	9.05%
2006	0.60%	to	0.75%	920	1499.78	to	149.16	163,415	0.76%	15.52%	to	15.35%
Clover Value Fund II - Primary Shares (FALF)
2009	0.65%	to	0.75%	389	111.47	to	110.73	43,074	3.16%	13.97%	to	13.86%
2008	0.60%	to	0.75%	547	980.85	to	97.25	53,326	1.93%	-34.19%	to	-34.29%
2007	0.60%	to	0.75%	612	1490.41	to	148	90,737	1.32%	-10.21%	to	-10.34%
2006	0.60%	to	0.75%	644	1659.84	to	165.08	148,881	1.27%	16.11%	to	15.94%
Quality Bond Fund II - Primary Shares (FQB)
2010	0.60%	to	0.75%	18,478	1,357.11	to	138.77	2,961,969	5.29%	7.86%	to	7.69%
2009	0.60%	to	0.75%	17,378	1258.27	to	128.86	2,835,959	7.17%	19.71%	to	19.54%
2008	0.60%	to	0.75%	19,621	1051.06	to	107.8	2,290,947	5.19%	-7.84%	to	-7.98%
2007	0.60%	to	0.75%	24,177	1140.51	to	117.15	2,967,644	4.41%	4.75%	to	4.59%
2006	0.60%	to	0.75%	23,630	1088.79	to	112.01	2,724,035	3.99%	3.53%	to	3.38%
Equity-Income Portfolio - Initial Class (FEIP)
2010	0.60%	to	0.75%	194,717	3,277.95	to	319.34	88,957,490	1.85%	14.46%	to	14.29%
2009	0.60%	to	0.75%	222,747	2863.82	to	279.41	88,514,803	2.32%	29.43%	to	29.24%
2008	0.60%	to	0.75%	259,698	2212.64	to	216.2	79,594,296	2.48%	-43%	to	-43.08%
2007	0.60%	to	0.75%	289,559	3881.67	to	379.86	153,737,798	1.78%	0.92%	to	0.77%
2006	0.60%	to	0.75%	310,744	3846.29	to	376.97	161,898,388	3.31%	19.48%	to	19.3%
High Income Portfolio - Initial Class (FHIP)
2010	0.60%	to	0.75%	24,846	2,223.94	to	210.19	9,770,982	7.56%	13.14%	to	12.97%
2009	0.60%	to	0.75%	30,990	1965.61	to	186.05	10,157,812	7.82%	43.1%	to	42.88%
2008	0.60%	to	0.75%	43,872	1373.62	to	130.21	8,959,756	8.33%	-25.43%	to	-25.55%
2007	0.60%	to	0.75%	54,865	1842.15	to	174.89	14,349,789	7.52%	2.17%	to	2.01%
2006	0.60%	to	0.75%	80,318	1803.06	to	171.43	18,791,029	7.64%	10.57%	to	10.41%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2010	0.60%	to	0.75%	80,861	2,731.04	to	266.06	34,802,694	1.71%	13.58%	to	13.41%
2009	0.60%	to	0.75%	91,759	2,404.48	to	234.60	34,309,106	2.46%	28.34%	to	28.15%
2008	0.60%	to	0.75%	101,048	1873.52	to	183.07	29,440,111	2.63%	-29.15%	to	-29.25%
2007	0.60%	to	0.75%	115,363	2644.16	to	258.76	45,597,418	6.09%	14.81%	to	14.64%
2006	0.60%	to	0.75%	126,173	2303.09	to	225.72	42,928,990	2.72%	6.68%	to	6.52%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.60%	to	0.75%	264,822	3568.22	to	268.67	98,025,774	1.45%	34.9%	to	34.7%
2008	0.60%	to	0.75%	305,223	2032.93	to	199.47	83,226,683	0.99%	-42.86%	to	-42.94%
2007	0.60%	to	0.75%	329,483	3557.68	to	349.6	156,880,654	0.94%	16.88%	to	16.71%
2006	0.60%	to	0.75%	354,948	3043.75	to	299.55	142,858,160	1.28%	11.05%	to	10.88%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.65%	to	0.75%	9,261	177.38	to	176.38	1,637,235	0.38%	18.39%	to	18.27%
2009	0.65%	to	0.75%	10,790	149.83	to	149.13	1,612,544	0.27%	46.62%	to	46.47%
2008	0.65%	to	0.75%	9,988	102.19	to	101.82	1,018,628	0.00%	-54.7%	to	-54.75%
2007	0.65%	to	0.75%	8,579	225.59	to	224.99	1,933,441	0.12%	44.69%	to	44.55%
2006	0.65%	to	0.75%	6,071	155.91	to	155.65	945,548	0.72%	15.86%	to	15.75%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010			0.75%	25,901			144.34	3,738,461	2.23%			14.23%
2009			0.75%	25,434			126.36	3,213,783	2.96%			29.06%
2008			0.75%	25,036			97.91	2,450,897	2.59%			-43.13%
2007			0.75%	22,053			172.17	3,796,843	1.82%			0.66%
2006			0.75%	18,502			171.05	3,164,664	3.04%			19.18%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.65%	to	0.75%	4,999	$130.28	to	$129.54	$650,703	2.57%	12.01%	to	11.89%
2009	0.65%	to	0.75%	3,157	116.31	to	115.77	366,408	4.03%	23.35%	to	23.23%
2008	0.65%	to	0.75%	3,319	94.29	to	93.95	312,524	2.45%	-25.56%	to	-25.64%
2007	0.65%	to	0.75%	4,370	126.67	to	126.34	553,045	3.35%	7.94%	to	7.83%
2006	0.65%	to	0.75%	1,284	117.36	to	117.16	150,734	1.73%	9.07%	to	8.96%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.65%	to	0.75%	12,878	130.99	to	130.25	1,681,298	2.65%	13.78%	to	13.67%
2009	0.65%	to	0.75%	10,411	115.13	to	114.59	1,195,368	4.98%	27.94%	to	27.81%
2008	0.65%	to	0.75%	8,101	89.99	to	89.66	727,539	2.71%	-33.15%	to	-33.21%
2007	0.65%	to	0.75%	6,538	134.6	to	134.25	878,659	2.43%	9.45%	to	9.34%
2006	0.65%	to	0.75%	3,434	122.98	to	122.78	421,728	1.54%	11.09%	to	10.98%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.65%	to	0.75%	9,590	129.70	to	128.97	1,238,180	2.36%	15.25%	to	15.13%
2009	0.65%	to	0.75%	9,881	112.54	to	112.02	1,108,060	2.77%	30.55%	to	30.42%
2008	0.65%	to	0.75%	8,736	86.2	to	85.89	751,003	2.15%	-38.48%	to	-38.54%
2007	0.65%	to	0.75%	8,209	140.12	to	139.75	1,147,827	2.68%	10.48%	to	10.37%
2006	0.65%	to	0.75%	2,127	126.82	to	126.61	269,394	2.41%	12.42%	to	12.31%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.60%	to	0.75%	287,279	3,009.27	to	293.16	118,054,719	0.28%	23.43%	to	23.25%
2009	0.60%	to	0.75%	333,190	2438.03	to	237.87	109,607,553	0.45%	27.52%	to	27.33%
2008	0.60%	to	0.75%	380,893	1911.89	to	186.82	98,116,407	0.82%	-47.48%	to	-47.56%
2007	0.60%	to	0.75%	417,459	3640.57	to	356.27	203,857,644	0.82%	26.2%	to	26.01%
2006	0.60%	to	0.75%	461,606	2884.74	to	282.73	178,505,394	0.39%	6.21%	to	6.05%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010			0.75%	15,750			146.97	2,314,800	0.23%			23.13%
2009			0.75%	15,534			119.36	1,854,183	0.44%			27.19%
2008			0.75%	16,514			93.85	1,549,717	0.78%			-47.63%
2007			0.75%	14,322			179.19	2,566,418	0.58%			25.92%
2006			0.75%	13,173			142.31	1,874,679	0.21%			5.94%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	0.65%	to	0.75%	40,155	118.81	to	118.37	4,763,162	8.54%	13.14%	to	13.03%
2009	0.65%	to	0.75%	38,892	105.01	to	104.73	4,079,165	8.46%	42.88%	to	42.74%
2008	0.65%	to	0.75%	33,979	73.49	to	73.37	2,495,409	9.07%	-25.37%	to	-25.44%
2007	0.65%	to	0.75%	34,486	98.48	to	98.41	3,395,178	10.69%	-1.52%	to	-1.59%	*
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2010	0.60%	to	0.75%	114,694	2,527.84	to	246.55	36,991,612	3.58%	7.16%	to	7.00%
2009	0.60%	to	0.75%	128,777	2358.94	to	230.42	38,476,630	9.25%	15.03%	to	14.86%
2008	0.60%	to	0.75%	138,130	2050.71	to	200.61	35,209,804	4.47%	-3.83%	to	-3.97%
2007	0.60%	to	0.75%	181,072	2132.34	to	208.91	46,640,056	4.31%	3.72%	to	3.56%
2006	0.60%	to	0.75%	209,573	2055.87	to	201.72	50,833,390	3.88%	3.73%	to	3.57%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010			0.75%	10,358			138.72	1,436,819	4.33%			6.87%
2009			0.75%	10,156			129.79	1,318,177	10.81%			14.81%
2008			0.75%	10,024			113.05	1,133,223	3.99%			-4.07%
2007			0.75%	10,782			117.84	1,270,541	4.04%			3.43%
2006			0.75%	10,341			113.94	1,178,224	3.44%			3.52%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.60%	to	0.75%	39,764	2,812.09	to	277.99	14,145,259	0.29%	27.93%	to	27.74%
2009	0.60%	to	0.75%	44,102	2198.09	to	217.62	11,734,551	0.64%	39.18%	to	38.97%
2008	0.60%	to	0.75%	50,517	1579.35	to	156.6	9,557,589	0.36%	-39.87%	to	-39.96%
2007	0.60%	to	0.75%	52,370	2626.58	to	260.83	16,478,100	0.71%	14.79%	to	14.62%
2006	0.60%	to	0.75%	53,198	2288.11	to	227.56	14,488,640	0.25%	11.92%	to	11.75%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.60%	to	0.75%	42,101	2,135.07	to	208.24	17,060,462	1.35%	12.44%	to	12.27%
2009	0.60%	to	0.75%	55,221	1898.89	to	185.48	18,231,555	2.10%	25.77%	to	25.58%
2008	0.60%	to	0.75%	69,280	1509.77	to	147.69	17,824,415	2.52%	-44.14%	to	-44.23%
2007	0.60%	to	0.75%	88,555	2702.85	to	264.8	37,847,405	3.27%	16.61%	to	16.43%
2006	0.60%	to	0.75%	106,054	2317.92	to	227.43	37,412,374	0.89%	17.38%	to	17.2%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2010	0.60%	to	0.75%	136,711	1,422.12	to	140.80	23,802,040	1.46%	12.40%	to	12.23%
2009	0.60%	to	0.75%	149,431	1265.25	to	125.45	22,429,097	2.34%	25.85%	to	25.66%
2008	0.60%	to	0.75%	154,536	1005.39	to	99.84	18,340,348	2.72%	-44.15%	to	-44.23%
2007	0.60%	to	0.75%	150,134	1800.2	to	179.03	32,578,014	3.27%	16.65%	to	16.47%
2006	0.60%	to	0.75%	145,516	1543.24	to	153.71	27,032,323	0.81%	17.31%	to	17.14%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010			0.75%	403			$196.53	$79,202	1.49%			12.15%
2009			0.75%	458			175.24	80,261	2.26%			25.49%
2008			0.75%	634			139.64	88,602	2.25%			-44.28%
2007			0.75%	948			250.64	237,571	3.11%			16.33%
2006			0.75%	1,049			215.46	226,088	0.81%			17.07%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010			0.75%	17,337			139.94	2,426,107	1.73%			12.17%
2009			0.75%	16,574			124.76	2,067,777	2.93%			25.55%
2008			0.75%	15,108			99.37	1,500,769	2.85%			-44.3%
2007			0.75%	12,637			178.4	2,254,519	3.20%			16.34%
2006			0.75%	10,294			153.34	1,578,430	0.61%			17.07%
VIP Fund -Value Strategies Portfolio - Service Class (FVSS)
2010	0.60%	to	0.75%	9,259	1,989.74	to	196.70	2,499,009	0.47%	25.70%	to	25.51%
2009	0.60%	to	0.75%	10,974	1582.95	to	156.72	2,094,978	0.63%	56.46%	to	56.22%
2008	0.60%	to	0.75%	10,420	1011.76	to	100.32	1,220,851	0.68%	-51.47%	to	-51.54%
2007	0.60%	to	0.75%	11,327	2084.71	to	207.02	2,741,821	0.81%	4.96%	to	4.81%
2006	0.60%	to	0.75%	10,422	1986.11	to	197.52	2,392,941	0.49%	15.5%	to	15.33%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.60%	to	0.75%	37,619	1,615.22	to	159.68	6,896,501	1.77%	20.22%	to	20.04%
2009	0.60%	to	0.75%	39,612	1343.59	to	133.02	6,134,939	1.83%	16.97%	to	16.79%
2008	0.60%	to	0.75%	49,884	1148.67	to	113.89	6,575,907	2.05%	-27.38%	to	-27.49%
2007	0.60%	to	0.75%	55,089	1581.75	to	157.07	9,896,092	2.41%	-3%	to	-3.15%
2006	0.60%	to	0.75%	57,462	1630.69	to	162.18	10,654,504	1.13%	16.73%	to	16.55%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2010	0.60%	to	0.75%	24,769	2,213.06	to	218.78	6,363,695	1.01%	27.72%	to	27.53%
2009	0.60%	to	0.75%	30,252	1732.72	to	171.55	6,000,085	2.20%	28.77%	to	28.58%
2008	0.60%	to	0.75%	33,596	1345.61	to	133.42	5,159,296	1.44%	-33.27%	to	-33.37%
2007	0.60%	to	0.75%	35,735	2016.55	to	200.25	8,178,342	0.86%	-2.72%	to	-2.87%
2006	0.60%	to	0.75%	36,733	2073.03	to	206.17	8,565,153	0.83%	16.6%	to	16.43%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.65%	to	0.75%	16,171	195.45	to	194.35	3,151,548	1.74%	16.75%	to	16.64%
2009	0.65%	to	0.75%	16,508	167.41	to	166.63	2,756,076	4.61%	71.52%	to	71.34%
2008	0.65%	to	0.75%	13,515	97.61	to	97.25	1,316,120	2.88%	-52.98%	to	-53.03%
2007	0.65%	to	0.75%	13,184	207.58	to	207.02	2,732,875	2.14%	27.86%	to	27.73%
2006	0.65%	to	0.75%	7,730	162.35	to	162.08	1,253,547	1.15%	27.34%	to	27.21%
Templeton Foreign Securities Fund - Class 1 (TIF)
2010	0.60%	to	0.75%	2,683	2,091.89	to	206.80	1,423,155	2.10%	8.03%	to	7.86%
2009	0.60%	to	0.75%	2,527	1936.48	to	191.72	1,436,416	3.79%	36.52%	to	36.32%
2008	0.60%	to	0.75%	3,391	1418.46	to	140.65	1,116,918	2.62%	-40.59%	to	-40.68%
2007	0.60%	to	0.75%	4,015	2387.69	to	237.1	2,157,443	2.10%	15.09%	to	14.92%
2006	0.60%	to	0.75%	4,317	2074.59	to	206.32	1,837,323	1.37%	20.97%	to	20.79%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.65%	to	0.75%	13,949	172.04	to	171.07	2,391,162	1.48%	13.64%	to	13.52%
2009	0.65%	to	0.75%	13,754	151.4	to	150.69	2,076,201	15.63%	17.92%	to	17.8%
2008	0.65%	to	0.75%	12,536	128.39	to	127.92	1,605,824	3.93%	5.52%	to	5.41%
2007	0.65%	to	0.75%	7,296	121.68	to	121.35	886,275	2.83%	10.31%	to	10.2%
2006	0.65%	to	0.75%	4,632	110.3	to	110.12	510,397	3.41%	12.11%	to	12%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010			0.75%	631			93.69	59,120	5.39%			9.43%
2009			0.75%	94			85.62	8,048	8.69%			29.28%
2008			0.75%	5			66.23	351	2.64%			-33.77%	*
International Portfolio - S Class Shares (AMINS)
2010	0.65%	to	0.75%	14	126.86	to	126.14	1,767	16.87%	21.22%	to	21.10%
2009			0.75%	15			104.16	1,458	0.02%			33.51%
2008	0.65%	to	0.75%	4,896	78.31	to	78.02	382,454	0.00%	-46.78%	to	-46.84%
2007	0.65%	to	0.75%	7,201	147.15	to	146.76	1,057,420	2.69%	2.54%	to	2.44%
2006	0.65%	to	0.75%	3,252	143.5	to	143.27	466,192	0.25%	22.66%	to	22.53%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.60%	to	0.75%	611	2,110.16	to	208.60	306,411	0.00%	28.32%	to	28.13%
2009	0.60%	to	0.75%	203	1,644.39	to	162.80	158,984	0.00%	30.81%	to	30.62%
2008	0.60%	to	0.75%	6,626	1257.07	to	124.64	1,051,885	0.00%	-43.71%	to	-43.79%
2007	0.60%	to	0.75%	5,229	2233.14	to	221.76	1,539,406	0.00%	21.79%	to	21.61%
2006	0.60%	to	0.75%	3,483	1833.58	to	182.35	775,995	0.00%	14.01%	to	13.84%
Partners Portfolio - I Class Shares (AMTP)
2010	0.60%	to	0.75%	4,584	1,383.79	to	135.77	3,519,068	0.69%	14.97%	to	14.80%
2009	0.60%	to	0.75%	5,536	1203.56	to	118.27	3,518,851	0.73%	55.14%	to	54.91%
2008	0.60%	to	0.75%	129,860	1583.72	to	76.35	15,078,612	0.53%	-52.68%	to	-52.75%
2007	0.60%	to	0.75%	138,527	3346.72	to	161.58	34,328,717	0.64%	8.68%	to	8.51%
2006	0.60%	to	0.75%	158,015	3079.47	to	148.9	34,027,708	0.71%	11.57%	to	11.4%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Regency Portfolio - S Class Shares (AMRS)
2008	0.65%	to	0.75%	2,174	$70.37	to	$70.11	$152,658	1.08%	-46.3%	to	-46.35%
2007	0.65%	to	0.75%	1,683	131.03	to	130.68	220,309	0.43%	2.38%	to	2.28%
2006	0.65%	to	0.75%	1,061	127.98	to	127.77	135,667	0.50%	10.22%	to	10.11%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.60%	to	0.75%	3,754	1,303.24	to	128.83	644,400	0.00%	18.90%	to	18.72%
2009	0.60%	to	0.75%	4,775	1096.12	to	108.52	637,906	0.00%	22.02%	to	21.84%
2008	0.60%	to	0.75%	5,711	898.31	to	89.07	602,443	0.00%	-39.84%	to	-39.93%
2007	0.60%	to	0.75%	6,024	1493.1	to	148.27	1,034,107	0.00%	-0.09%	to	-0.24%
2006	0.60%	to	0.75%	5,940	1494.44	to	148.63	1,028,864	0.00%	4.62%	to	4.47%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.60%	to	0.75%	2,757	1,711.55	to	169.20	615,873	0.04%	22.12%	to	21.94%
2009	0.60%	to	0.75%	3,912	1401.53	to	138.76	662,956	2.45%	30.64%	to	30.44%
2008	0.60%	to	0.75%	5,980	1072.82	to	106.37	679,510	2.18%	-39.81%	to	-39.9%
2007	0.60%	to	0.75%	5,851	1782.24	to	176.98	1,100,244	0.09%	6.97%	to	6.8%
2006	0.60%	to	0.75%	5,451	1666.17	to	165.7	948,821	0.17%	13.02%	to	12.86%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.60%	to	0.75%	31,241	1095.29	to	108.28	3,632,481	0.39%	43.65%	to	43.44%
2008	0.60%	to	0.75%	39,286	762.45	to	75.49	3,146,181	0.15%	-45.84%	to	-45.93%
2007	0.60%	to	0.75%	41,017	1407.89	to	139.6	6,162,511	0.22%	13.46%	to	13.29%
2006	0.60%	to	0.75%	41,327	1240.84	to	123.22	5,452,982	0.34%	7.3%	to	7.14%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.65%	to	0.75%	55,968	154.80	to	153.77	8,618,236	1.58%	15.22%	to	15.11%
2009	0.65%	to	0.75%	58,101	134.35	to	133.59	7,771,162	2.60%	38.79%	to	38.65%
2008	0.65%	to	0.75%	67,077	96.8	to	96.35	6,469,687	1.53%	-40.58%	to	-40.64%
2007	0.65%	to	0.75%	68,253	162.91	to	162.32	11,090,536	1.24%	5.64%	to	5.54%
2006	0.65%	to	0.75%	60,153	154.21	to	153.8	9,258,685	0.85%	16.93%	to	16.81%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.60%	to	0.75%	4,265	1,753.90	to	173.12	1,734,031	1.52%	15.27%	to	15.10%
2009	0.60%	to	0.75%	4,877	1521.54	to	150.41	1,687,533	2.59%	38.94%	to	38.73%
2008	0.60%	to	0.75%	7,895	1095.14	to	108.42	1,622,746	1.59%	-40.55%	to	-40.64%
2007	0.60%	to	0.75%	9,126	1842.01	to	182.64	3,048,495	1.29%	5.68%	to	5.52%
2006	0.60%	to	0.75%	9,975	1743.01	to	173.09	2,878,348	1.01%	16.99%	to	16.81%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.65%	to	0.75%	11,550	28.95	to	28.84	333,513	6.45%	13.94%	to	13.83%
2009	0.65%	to	0.75%	10,062	25.40	to	25.34	255,133	0.00%	25.93%	to	25.8%
2008	0.65%	to	0.75%	8,100	20.17	to	20.14	163,198	6.96%	-79.03%	to	-79.05%
2007	0.65%	to	0.75%	2,821	96.19	to	96.13	271,194	0.00%	-3.81%	to	-3.87%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.60%	to	0.75%	2,190	399.37	to	39.48	196,701	6.63%	14.13%	to	13.96%
2009	0.60%	to	0.75%	2,287	349.94	to	34.65	120,926	0.00%	24.57%	to	24.38%
2008	0.60%	to	0.75%	3,768	280.92	to	27.85	130,648	8.28%	-78.8%	to	-78.83%
2007	0.60%	to	0.75%	4,957	1325.08	to	131.58	757,773	7.95%	-0.7%	to	-0.85%
2006	0.60%	to	0.75%	7,314	1334.46	to	132.71	1,085,691	6.94%	8.77%	to	8.61%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.60%	to	0.75%	17,422	1,260.48	to	124.42	2,470,139	1.24%	15.41%	to	15.24%
2009	0.60%	to	0.75%	18,999	1092.14	to	107.96	2,320,394	2.14%	27.52%	to	27.33%
2008	0.60%	to	0.75%	22,083	856.46	to	84.79	2,101,015	1.61%	-38.84%	to	-38.93%
2007	0.60%	to	0.75%	24,468	1400.32	to	138.85	3,829,040	0.95%	3.8%	to	3.64%
2006	0.60%	to	0.75%	23,629	1349.11	to	133.97	3,569,662	1.06%	14.34%	to	14.17%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.60%	to	0.75%	6,244	2,079.32	to	205.55	1,460,218	0.73%	22.67%	to	22.48%
2009	0.60%	to	0.75%	7,566	1695.08	to	167.82	1,469,138	1.03%	36.38%	to	36.17%
2008	0.60%	to	0.75%	10,063	1242.95	to	123.24	1,379,569	0.51%	-38.2%	to	-38.29%
2007	0.60%	to	0.75%	11,379	2011.29	to	199.73	2,555,347	0.32%	-1.8%	to	-1.95%
2006	0.60%	to	0.75%	10,503	2048.24	to	203.7	2,368,572	0.14%	14.31%	to	14.14%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010			0.75%	1,829			118.55	216,825	1.64%			8.66%
2009			0.75%	818			109.10	89,246	0.76%			9.10%	*
Low Duration Portfolio - Administrative Class (PMVLDA)
2010			0.75%	5,616			114.85	644,991	2.11%			4.50%
2009			0.75%	1,256			109.90	138,037	1.56%			9.90%	*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	0.60%	to	0.75%	1,468	1,375.39	to	135.97	201,131	1.79%	13.69%	to	13.52%
2009	0.60%	to	0.75%	1,290	1209.74	to	119.77	155,719	3.07%	29.04%	to	28.84%
2008	0.60%	to	0.75%	2,001	937.52	to	92.96	198,497	2.18%	-39.06%	to	-39.16%
2007	0.60%	to	0.75%	2,406	1538.53	to	152.78	404,763	1.47%	-6.6%	to	-6.74%
2006	0.60%	to	0.75%	2,837	1647.31	to	163.83	567,734	1.35%	15.22%	to	15.05%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	0.60%	to	0.75%	337	$1,695.16	to	$167.58	$97,886	3.70%	9.37%	to	9.20%
2009	0.60%	to	0.75%	383	1549.96	to	153.45	107,636	0.00%	23.89%	to	23.7%
2008	0.60%	to	0.75%	524	1251.09	to	124.05	170,221	2.08%	-44.29%	to	-44.37%
2007	0.60%	to	0.75%	560	2245.59	to	222.99	289,937	2.71%	7.72%	to	7.55%
2006	0.60%	to	0.75%	728	2084.75	to	207.33	229,635	0.58%	26.96%	to	26.77%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.60%	to	0.75%	2,813	1,743.10	to	172.32	551,898	1.66%	20.08%	to	19.90%
2009	0.60%	to	0.75%	4,172	1451.67	to	143.72	1,107,276	0.66%	62.92%	to	62.67%
2008	0.60%	to	0.75%	3,194	891.06	to	88.35	307,684	0.00%	-37.41%	to	-37.5%
2007	0.60%	to	0.75%	3,387	1423.61	to	141.37	494,816	0.00%	4.89%	to	4.73%
2006	0.60%	to	0.75%	3,775	1357.3	to	134.99	1,006,933	0.11%	4.81%	to	4.65%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.65%	to	0.75%	10,571	109.78	to	109.26	1,157,031	0.00%	40.87%	to	40.73%
2008	0.65%	to	0.75%	13,346	77.93	to	77.64	1,037,913	0.09%	-43.02%	to	-43.08%
2007	0.65%	to	0.75%	16,056	136.76	to	136.4	2,193,719	0.10%	11.76%	to	11.64%
2006	0.65%	to	0.75%	12,367	122.38	to	122.17	1,512,514	0.28%	8.62%	to	8.51%
Equity Income Portfolio - II (TREI2)
2009	0.65%	to	0.75%	18,737	100.70	to	100.23	1,880,125	1.92%	24.44%	to	24.32%
2008	0.65%	to	0.75%	18,840	80.92	to	80.62	1,520,540	2.18%	-36.68%	to	-36.74%
2007	0.65%	to	0.75%	19,103	127.79	to	127.45	2,436,788	1.52%	2.36%	to	2.26%
2006	0.65%	to	0.75%	15,244	124.85	to	124.64	1,901,205	1.38%	17.88%	to	17.76%
Health Sciences Portfolio - II (TRHS2)
2010	0.65%	to	0.75%	391	105.91	to	105.84	41,409	0.00%	5.91%	to	5.84%	*
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.65%	to	0.75%	10,415	109.66	to	109.25	1,140,127	3.63%	0.65%	to	0.55%
2007	0.65%	to	0.75%	3,708	108.95	to	108.66	403,165	4.02%	4.54%	to	4.43%
2006	0.65%	to	0.75%	2,565	104.22	to	104.05	266,960	3.68%	3.35%	to	3.25%
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2010	0.60%	to	0.75%	22,637	1,434.15	to	141.99	4,550,582	3.79%	5.56%	to	5.41%
2009	0.60%	to	0.75%	26,836	1358.56	to	134.71	4,950,164	3.97%	5.35%	to	5.19%
2008	0.60%	to	0.75%	28,883	1289.6	to	128.06	4,954,047	7.27%	3.08%	to	2.93%
2007	0.60%	to	0.75%	26,479	1251.06	to	124.42	4,015,337	5.76%	9.16%	to	8.99%
2006	0.60%	to	0.75%	23,711	1146.09	to	114.15	3,333,139	7.46%	5.76%	to	5.6%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2010	0.60%	to	0.75%	6,861	2,371.88	to	231.33	3,398,403	3.80%	5.56%	to	5.40%
2009	0.60%	to	0.75%	8,890	2246.92	to	219.47	3,920,034	3.91%	5.35%	to	5.19%
2008	0.60%	to	0.75%	10,846	2132.87	to	208.65	4,376,847	8.56%	2.99%	to	2.83%
2007	0.60%	to	0.75%	13,677	2070.99	to	202.9	4,795,909	6.13%	9.05%	to	8.89%
2006	0.60%	to	0.75%	15,761	1899.1	to	186.34	4,697,166	8.83%	5.85%	to	5.69%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	0.60%	to	0.75%	41,617	2,953.91	to	292.45	15,560,212	0.61%	26.11%	to	25.92%
2009	0.60%	to	0.75%	46,050	2342.41	to	232.26	13,909,214	0.17%	112.12%	to	111.8%
2008	0.60%	to	0.75%	53,636	1104.29	to	109.66	7,283,105	0.00%	-64.96%	to	-65.01%
2007	0.60%	to	0.75%	49,551	3151.67	to	313.44	19,841,880	0.40%	36.74%	to	36.53%
2006	0.60%	to	0.75%	50,796	2304.88	to	229.57	14,924,859	0.55%	38.7%	to	38.49%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.60%	to	0.75%	29,643	3,178.07	to	310.89	17,173,355	0.64%	26.08%	to	25.89%
2009	0.60%	to	0.75%	36,924	2520.65	to	246.95	17,037,479	0.18%	111.9%	to	111.58%
2008	0.60%	to	0.75%	46,592	1189.54	to	116.71	9,570,941	0.00%	-64.99%	to	-65.04%
2007	0.60%	to	0.75%	56,497	3397.77	to	333.88	31,998,127	0.43%	36.79%	to	36.58%
2006	0.60%	to	0.75%	65,596	2483.98	to	244.46	27,532,833	0.60%	38.66%	to	38.45%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.60%	to	0.75%	29,000	3,643.56	to	360.73	13,941,416	0.35%	28.48%	to	28.29%
2009	0.60%	to	0.75%	27,655	2835.84	to	281.19	10,313,435	0.25%	56.68%	to	56.44%
2008	0.60%	to	0.75%	26,325	1809.99	to	179.74	6,301,428	0.34%	-46.42%	to	-46.5%
2007	0.60%	to	0.75%	24,100	3378.1	to	335.96	11,151,910	0.11%	44.45%	to	44.24%
2006	0.60%	to	0.75%	23,664	2338.52	to	232.92	7,147,905	0.06%	23.79%	to	23.61%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.60%	to	0.75%	7,256	5,206.45	to	507.79	7,875,356	0.37%	28.46%	to	28.27%
2009	0.60%	to	0.75%	8,720	4052.89	to	395.88	6,557,816	0.27%	56.59%	to	56.36%
2008	0.60%	to	0.75%	9,861	2588.17	to	253.19	4,997,263	0.30%	-46.45%	to	-46.53%
2007	0.60%	to	0.75%	11,498	4832.97	to	473.49	9,777,657	0.13%	44.48%	to	44.27%
2006	0.60%	to	0.75%	13,836	3345.02	to	328.21	8,254,908	0.06%	23.75%	to	23.56%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (VWRER)
2008	0.60%	to	0.75%	24,291	904.64	to	89.83	2,867,887	5.55%	-55.37%	to	-55.44%
2007	0.60%	to	0.75%	24,320	2027.19	to	201.61	6,617,437	0.95%	0.35%	to	0.19%
2006	0.60%	to	0.75%	22,052	2020.21	to	201.22	5,506,576	1.42%	30.03%	to	29.83%
(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
2010			0.95%	11,762			$152.85	$1,797,857	3.56%			13.63%
2009			0.95%	11,643			134.52	1,566,225	6.47%			15.67%
2008			0.95%	12,814			116.30	1,490,261	3.62%			-31.57%
2007			0.95%	12,966			169.95	2,203,522	2.32%			3.54%
2006			0.95%	11,748			164.14	1,928,212	2.52%			19.56%
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
2010			0.95%	7,735			159.50	1,233,721	8.34%			11.04%
2009			0.95%	7,329			143.63	1,052,698	10.32%			37.54%
2008			0.95%	6,995			104.43	730,479	7.84%			-22.69%
2007			0.95%	6,190			135.08	836,154	6.36%			0.98%
2006			0.95%	4,963			133.76	663,844	6.78%			7.25%
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2010			0.95%	17,134			204.15	3,497,838	1.17%			24.18%
2009			0.95%	16,890			164.39	2,776,530	2.28%			39.05%
2008			0.95%	17,877			118.23	2,113,587	1.59%			-42.37%
2007			0.95%	15,734			205.14	3,227,558	1.17%			5.13%
2006			0.95%	12,722			195.12	2,482,308	0.91%			12.68%
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2010			0.95%	8,615			137.39	1,183,581	4.25%			5.49%
2009			0.95%	9,346			130.23	1,217,146	5.74%			4.94%
2008			0.95%	9,239			124.10	1,146,560	4.16%			4.23%
2007			0.95%	10,397			119.06	1,237,874	3.74%			5.97%
2006			0.95%	9,537			112.35	1,071,517	3.61%			3.32%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010			0.75%	3,652			128.42	468,991	1.31%			7.86%
2009			0.75%	1,332			119.06	158,586	0.00%			19.06%	*
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2010	0.60%	to	0.75%	4,693	887.53	to	87.34	1,009,951	0.00%	34.73%	to	34.53%
2009	0.60%	to	0.75%	3,356	658.74	to	64.92	658,495	0.00%	39.46%	to	39.26%
2008	0.60%	to	0.75%	124,354	472.33	to	46.62	6,135,522	0.00%	-44.69%	to	-44.77%
2007	0.60%	to	0.75%	133,855	853.97	to	84.42	11,868,973	0.00%	21.59%	to	21.41%
2006	0.60%	to	0.75%	142,861	702.35	to	69.54	10,355,423	0.00%	13.96%	to	13.79%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	0.60%	to	0.75%	1,056	1,510.68	to	148.67	498,872	0.81%	23.02%	to	22.83%
2009	0.60%	to	0.75%	1,478	1228.04	to	121.03	542,984	0.00%	46.85%	to	46.63%
2008	0.60%	to	0.75%	51,776	836.24	to	82.54	4,552,777	1.91%	-40.46%	to	-40.55%
2007	0.60%	to	0.75%	58,374	1404.42	to	138.83	8,644,715	0.60%	5.99%	to	5.83%
2006	0.60%	to	0.75%	60,023	1325.02	to	131.18	8,442,541	0.00%	11.55%	to	11.38%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.75%			349			165.28	57,683	0.00%			25.83%
2009	0.75%			333			131.36	43,742	0.00%			31.36%	*
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	0.35%	to	0.75%	48,504	3524.27	to	227.22	26,513,389	2.74%	-25.82%	to	-26.11%
2007	0.35%	to	0.75%	54,224	4750.87	to	307.54	39,307,336	2.20%	4.28%	to	3.86%
2006	0.35%	to	0.75%	57,587	4555.8	to	296.1	39,020,861	2.36%	11.91%	to	11.46%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	0.60%	to	0.75%	83,922	$278.05	to	4,197.82	36,215,004	0.00%	-46.43%	to	-46.51%
2007	0.60%	to	0.75%	90,685	7835.48	to	519.78	72,826,749	0.00%	8.38%	to	8.22%
2006	0.60%	to	0.75%	97,321	7229.62	to	480.32	71,620,470	0.00%	9.28%	to	9.11%
Worldwide Insurance Trust - Worldwide Real Estate Fund -Initial Class (obsolete) (VWRE)
2008	0.60%	to	0.75%	9,119	1240	to	122.03	1,682,574	5.75%	-55.39%	to	-55.45%
2007	0.60%	to	0.75%	11,517	2779.38	to	273.94	4,616,515	1.07%	0.28%	to	0.13%
2006	0.60%	to	0.75%	13,258	2771.53	to	273.58	5,209,377	1.55%	30.14%	to	29.94%

2010	Contract owners equity:							$1,276,403,562
2009	Attributable to Nationwide Life and Annuity Company of America:							401,816
2009	Total Contract Owners’ Equity:							$1,249,883,066
2008	Attributable to Nationwide Life and Annuity Company of America:							298,851
2008	Total Contract Owners’ Equity:							$1,091,757,848
2007	Attributable to Nationwide Life and Annuity Company of America:							590,772
2007	Total Contract Owners’ Equity:							$1,907,552,148
2006	Attributable to Nationwide Life and Annuity Company of America:							346,218
2006	Total Contract Owners’ Equity:							$1,829,336,841
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

PART C
OTHER INFORMATION

Item 26.  Exhibits

(a)	Board of Directors Resolutions

1.
Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

7.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

8.
Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts

1.
Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Investment Services Corporation, and Nationwide Provident Variable Separate Accounts.  Incorporated herein by reference to Post-Effective Amendment No. 32, filed on April 29, 2009, File No. 33-2625.

2.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.
Distribution Agreement by and among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, and 1717 Capital Management Company.  Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitc6,htm" and hereby incorporated by reference.

7.
Assignment and Assumption of Distributor's Interest Under Distribution Agreement by and between Nationwide Securities, LLC and Nationwide Investment Services Corporation.  Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitc7.htm" and hereby incorporated by reference.

(d)	Contracts

1.	Modified Premium Variable Life Insurance Policy Forms (C111, C111A, C112 & C112A). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.	Disability Waiver of Premium Rider – at issue (C545). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.	Disability Waiver of Premium Rider – after issue (C550). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.	Guaranteed Purchase Option Rider (C645). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.	Variable Loan Interest Rate Rider (C744VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.	Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

7.	Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

8.	Change from Fixed to Variable Loan Interest Rate Rider (14918VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

9.	Increasing Death Benefit Rider (C310). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

10.
Form of Illustrations of Death Benefits, Cash Surrender Values and Accumulated Premiums.  Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.

(e)	Applications

1.	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.	Supplemental Application for Modified Premium. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.	Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(f)	Depositor's Certificate of Incorporation and By-Laws

1.
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

2.
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.

3.
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Previously filed with initial registration statement 333-164118 on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.

(g)	Reinsurance Contracts

1.	Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

2.	Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

3.
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

4.
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

5.
Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

6.
Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

7.
Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

8.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

9.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

10.
YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

11.
YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(h)	Participation Agreements.

1.
Fund Participation Agreement with Fred Alger Management, Inc. and Fred Alger & Company, Inc., dated October 1, 200 4 .   Attached hereto is a electronic file copy of the executed Fund Participation Agreement.  Specific fee and payment information, if any, has beed redacted from the attached copy.

2.
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.  Incorporated herein by reference to Pre-Effective Amendment no. 1, filed on July 17, 2007, File No. 333-140608.

3.
Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, dated February 1, 2003, as amended.  Incorporated herein by reference to Pre-Effective Amendment no. 1 on July 17, 2007, File No. 333-140608.

4.
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005 , as amended.  Incorporated herein by reference to Pre-Effective Amendment no. 1, filed on July 17, 2007, File No. 333-140608.

5.
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.  Incorporated herein by reference to Pre-Effective Amendment no. 1, filed on July 17, 2007, File No. 333-140608.

6.
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors dated March 28, 2002, as amended.  Incorporated herein by reference to Pre-Effective Amendment no. 3, filed on September 27, 2007, File No. 333-137202.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Filed previously with initial registration statement 333-164118 on January 4, 2010 as document "exhibitk.htm" and hereby incorporated by reference.

(l)	Actuarial Opinion. Not applicable.

(m)	Calculations. Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm. Attached hereto.

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption. Attached hereto as document "Item 26q.htm."'

(99)	Power of Attorney. Attached hereto.

Item 27.                 Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Principal business address is One Nationwide Plaza, Columbus, OH 43215.

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates, McDonald of Ohio, LLC *	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health Holding Company , Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.  Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide Life Insurance Company's Amended and Restated Code of Regulations provides for indemnification by Nationwide Life Insurance Company of any person who, because such person is or was a director, officer or employee of Nationwide Life Insurance Company was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide Life Insurance Company is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide Life Insurance Company has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide Life Insurance Company for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide Life Insurance Company and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide Life Insurance Company will not be required to seek the court's determination if, in the opinion of Nationwide Life Insurance Company's counsel, the matter has been settled by controlling precedent.

Item 30.  Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of NLIC or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
 One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.  Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Nationwide Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Nationwide Provident VLI Separate Account 1, certifies that it meets the requirement of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26 th day of April, 201 1 .

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 26 th day of April, 201 1 .
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact